UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1999 Avenue of the Stars, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2016

Item 1.    Reports to Stockholders

This filing is on behalf of five of the forty three Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2016

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semi-annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2016

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2016 and held until June 30, 2016. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2016”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2016” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2016

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2016	Ending Account Value Using Actual Return at June 30, 2016	Expenses Paid During the Six Months Ended June 30, 2016*	Beginning Account Value at January 1, 2016	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2016	Expenses Paid During the Six Months Ended June 30, 2016*	Annualized Expense Ratio*
VCPSM Managed Asset Allocation SAST Class 3#@	$1,000.00	$1,030.28	$2.68	$1,000.00	$1,022.23	$2.66	0.53%
American Funds Growth SAST Class 3#@	$1,000.00	$1,008.32	$2.70	$1,000.00	$1,022.18	$2.72	0.54%
American Funds Global Growth SAST Class 3#@	$1,000.00	$964.63	$2.59	$1,000.00	$1,022.23	$2.66	0.53%
American Funds Growth-Income SAST Class 3#@	$1,000.00	$1,029.35	$2.72	$1,000.00	$1,022.18	$2.72	0.54%
American Funds Asset Allocation SAST Class 3#@	$1,000.00	$1,044.45	$2.80	$1,000.00	$1,022.13	$2.77	0.55%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2016” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2016” and the “Annualized Expense Ratio” would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2016” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2016 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	83,827,827	$971,564,511
TOTAL INVESTMENTS (cost $994,068,493)@	100.0%	971,564,511
Liabilities in excess of other assets	(0.0)	(462,914)

NET ASSETS	100.0%	$971,101,597

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$971,564,511	$—	$—	$971,564,511

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2016 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	4,962,730	$309,872,846
TOTAL INVESTMENTS (cost $295,486,678)@	100.1%	309,872,846
Liabilities in excess of other assets	(0.1)	(188,298)

NET ASSETS	100.0%	$309,684,548

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$309,872,846	$—	$—	$309,872,846

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2016 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	17,565,074	$408,387,980
TOTAL INVESTMENTS (cost $406,741,074)@	100.1%	408,387,980
Liabilities in excess of other assets	(0.1)	(238,780)

NET ASSETS	100.0%	$408,149,200

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$408,387,980	$—	$—	$408,387,980

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — June 30, 2016 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,943,850	$247,026,419
TOTAL INVESTMENTS (cost $222,115,598)@	100.1%	247,026,419
Liabilities in excess of other assets	(0.1)	(157,434)

NET ASSETS	100.0%	$246,868,985

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$247,026,419	$—	$—	$247,026,419

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2016 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2016 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies —100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	10,546,343	$221,578,671
TOTAL INVESTMENTS (cost $203,856,937)@	100.1%	221,578,671
Liabilities in excess of other assets	(0.1)	(136,580)

NET ASSETS	100.0%	$221,442,091

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$221,578,671	$—	$—	$221,578,671

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investment at value (unaffiliated)*	$971,564,511	$309,872,846	$408,387,980	$247,026,419	$221,578,671

Total investments	971,564,511	309,872,846	408,387,980	247,026,419	221,578,671

Receivable for:
Fund shares sold	126	334	3,221,661	6,596	314,188
Investments sold	7,726,488	2,139,748	—	729,795	—
Prepaid expenses and other assets	4,046	4,300	4,427	4,248	4,169
Due from investment adviser for expense reimbursements/ fee waivers	535,619	154,006	235,401	121,849	107,311

Total assets	979,830,790	312,171,234	411,849,469	247,888,907	222,004,339

LIABILITIES:
Payable for:
Fund shares redeemed	7,726,614	2,140,082	163	736,391	269,595
Investments purchased	—	—	3,221,498	—	44,593
Investment advisory and management fees	745,307	218,174	319,473	172,620	152,024
Service fees	196,133	64,169	84,072	50,771	44,713
Trustees’ fees and expenses	—	2,938	4,621	2,423	1,090
Other accrued expenses	61,139	61,323	70,442	57,717	50,233

Total liabilities	8,729,193	2,486,686	3,700,269	1,019,922	562,248

NET ASSETS	$971,101,597	$309,684,548	$408,149,200	$246,868,985	$221,442,091

NET ASSETS REPRESENTED BY:
Paid-in capital	937,010,003	192,168,100	301,085,157	158,167,530	179,687,494
Accumulated undistributed net investment income (loss)	16,048,443	923,398	7,290,846	3,683,743	4,205,333
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	40,547,133	102,206,882	98,126,291	60,106,891	19,827,530
Unrealized appreciation (depreciation) on investments	(22,503,982)	14,386,168	1,646,906	24,910,821	17,721,734

NET ASSETS	$971,101,597	$309,684,548	$408,149,200	$246,868,985	$221,442,091

Class 3 (unlimited shares authorized):
Net assets	$971,101,597	$309,684,548	$408,149,200	$246,868,985	$221,442,091
Shares of beneficial interest issued and outstanding	77,127,822	21,283,754	31,848,340	17,591,777	16,250,403
Net asset value, offering and redemption price per share	$12.59	$14.55	$12.82	$14.03	$13.63

* Cost
Investment securities (unaffiliated)	$994,068,493	$295,486,678	$406,741,074	$222,115,598	$203,856,937

See Notes to Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2016 (unaudited)

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,038,252	$704,753	$1,274,660	$761,572	$678,696

Total investment income	11,038,252	704,753	1,274,660	761,572	678,696

EXPENSES:
Investment advisory and management fees	3,937,280	1,261,902	1,876,305	1,010,835	858,590
Service fees	1,036,126	371,148	493,764	297,304	252,526
Transfer agent fees	151	251	251	251	151
Custodian and accounting fees	5,871	5,871	5,871	5,871	5,877
Reports to shareholders	17,849	13,888	19,787	11,269	7,826
Audit and tax fees	22,102	22,102	22,102	22,102	22,102
Legal fees	3,711	4,224	4,872	3,980	3,589
Trustees’ fees and expenses	6,031	4,694	6,687	3,809	2,644
Interest expense	132	—	—	—	9
Other expenses	5,573	4,972	6,504	4,846	4,594

Total expenses before fee waivers and expense reimbursements	5,034,826	1,689,052	2,436,143	1,360,267	1,157,908

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(2,838,238)	(890,754)	(1,382,540)	(713,531)	(606,064)

Net expenses	2,196,588	798,298	1,053,603	646,736	551,844

Net investment income (loss)	8,841,664	(93,545)	221,057	114,836	126,852

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	1,010,780	5,658,113	4,947,704	2,387,056	1,310,790
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	29,382,398	27,880,941	34,479,559	27,088,681	5,196,581

Net realized gain (loss) on investments	30,393,178	33,539,054	39,427,263	29,475,737	6,507,371

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(8,853,911)	(30,934,705)	(54,908,021)	(22,573,127)	2,776,618

Net realized and unrealized gain (loss) on investments	21,539,267	2,604,349	(15,480,758)	6,902,610	9,283,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,380,931	$2,510,804	$(15,259,701)	$7,017,446	$9,410,841

See Notes to Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	VCPSM Managed Asset Allocation SAST Portfolio		American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,841,664	$7,206,779	$(93,545)	$1,016,942	$221,057	$3,195,061
Net realized gain (loss) on investments	30,393,178	10,153,955	33,539,054	84,672,177	39,427,263	67,026,546
Net unrealized gain (loss) on investments	(8,853,911)	(26,723,111)	(30,934,705)	(65,447,012)	(54,908,021)	(39,827,908)

Net increase (decrease) in net assets resulting from operations	30,380,931	(9,362,377)	2,510,804	20,242,107	(15,259,701)	30,393,699

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(2,852,053)	—	(3,967,039)
Net realized gain on securities	—	—	—	(27,130,808)	—	(68,970,457)

Total distributions to shareholders	—	—	—	(29,982,861)	—	(72,937,496)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	230,268,465	443,827,918	(3,176,068)	5,706,779	1,133,923	6,743,106

TOTAL INCREASE (DECREASE) IN NET ASSETS	260,649,396	434,465,541	(665,264)	(4,033,975)	(14,125,778)	(35,800,691)

NET ASSETS:
Beginning of period	710,452,201	275,986,660	310,349,812	314,383,787	422,274,978	458,075,669

End of period†	$971,101,597	$710,452,201	$309,684,548	$310,349,812	$408,149,200	$422,274,978

† Includes accumulated undistributed net investment income (loss)	$16,048,443	$7,206,779	$923,398	$1,016,943	$7,290,846	$7,069,789

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015	For the six months ended June 30, 2016 (unaudited)	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$114,836	$2,590,644	$126,852	$2,662,361
Net realized gain (loss) on investments	29,475,737	46,394,201	6,507,371	16,973,778
Net unrealized gain (loss) on investments	(22,573,127)	(45,593,329)	2,776,618	(17,972,725)

Net increase (decrease) in net assets resulting from operations	7,017,446	3,391,516	9,410,841	1,663,414

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(2,580,529)	—	(2,647,197)
Net realized gain on securities	—	(19,595,930)	—	(14,565,437)

Total distributions to shareholders	—	(22,176,459)	—	(17,212,634)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(6,790,101)	2,107,699	15,486,543	43,265,967

TOTAL INCREASE (DECREASE) IN NET ASSETS	227,345	(16,677,244)	24,897,384	27,716,747

NET ASSETS:
Beginning of period	246,641,640	263,318,884	196,544,707	168,827,960

End of period†	$246,868,985	$246,641,640	$221,442,091	$196,544,707

† Includes accumulated undistributed net investment income (loss)	$3,683,743	$3,568,907	$4,205,333	$4,078,481

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty three separate investment series, five of which are included in this report: VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
VCPSM Managed Asset Allocation SAST Portfolio	American Funds® Managed Risk Asset Allocation FundSM
American Funds® Growth SAST Portfolio	American Funds® Growth Fund
American Funds® Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds® Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds® Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The VCPSM Managed Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downside protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Asset Allocation FundSM (“the Master Managed Risk Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds® Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds® Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The American Funds® Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

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The American Funds® Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2016, is reported on a schedule following the portfolio of investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

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Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“AFIS”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each AFIS funds in generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair

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value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014 or expected to be taken in each Portfolio’s 2015 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

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	For the year ended December 31, 2015
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$7,206,779	$10,153,955	$(13,650,071)	$—	$—
American Funds Growth SAST	1,016,942	83,163,468	30,825,233	2,852,053	27,130,808
American Funds Global Growth SAST	7,069,789	62,319,507	52,934,450	3,967,039	68,970,457
American Funds Growth-Income SAST	3,568,907	44,599,886	33,515,216	2,580,529	19,595,930
American Funds Asset Allocation SAST	4,078,481	14,909,260	13,356,015	2,647,197	14,565,437

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
VCPSM Managed Asset Allocation SAST	$—	$(22,503,982)	$(22,503,982)	$994,068,493
American Funds Growth SAST	14,386,168	(14,495,640)	(109,472)	309,982,318
American Funds Global Growth SAST	1,646,906	(3,620,477)	(1,973,571)	410,361,551
American Funds Growth-Income SAST	24,910,821	(13,968,732)	10,942,089	236,084,330
American Funds Asset Allocation SAST	17,721,734	(1,589,101)	16,132,633	205,446,038

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
VCPSM Managed Asset Allocation SAST	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the six months ended June 30, 2016, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$2,901,153
American Funds Growth SAST	890,754
American Funds Global Growth SAST	1,382,540
American Funds Growth-Income SAST	713,531
American Funds Asset Allocation SAST	606,064

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2017; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to

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April 30, 2017 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 3
VCPSM Managed Asset Allocation SAST	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

For the six months ended June 30, 2016, SAAMCo did not waive or reimburse any expenses.

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the six months ended June 30, 2016, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2016	December 31, 2016	December 31, 2017	June 30, 2018
VCPSM Managed Asset Allocation SAST	$62,915	$—	$18,102	$—

The Trust has entered into a Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the six months ended June 30, 2016, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2016, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2016 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
VCPSM Managed Asset Allocation SAST	$242,369,636	$13,825,076	$—	$—
American Funds Growth SAST	7,805,802	11,629,080	—	—
American Funds Global Growth SAST	20,614,726	20,296,762	—	—
American Funds Growth-Income SAST	3,259,381	10,575,019	—	—
American Funds Asset Allocation SAST	19,502,928	4,466,635	—	—

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Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	VCPSM Managed Asset Allocation SAST Portfolio				American Funds Growth SAST Portfolio
	Class 3				Class 3
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,350,271	$246,666,454	37,157,700	$459,768,192	1,089,501	$15,059,972	2,358,107	$35,997,591
Reinvested dividends	—	—	—	—	—	—	2,168,624	29,982,861
Shares redeemed	(1,340,227)	(16,397,989)	(1,310,630)	(15,940,274)	(1,308,658)	(18,236,040)	(3,954,409)	(60,273,673)

Net increase (decrease)	19,010,044	$230,268,465	35,847,070	$443,827,918	(219,157)	$(3,176,068)	572,322	$5,706,779

	American Funds Global Growth SAST Portfolio				American Funds Growth-Income SAST Portfolio
	Class 3				Class 3
	For the six month ended June 30, 2016 (unaudited)		For the year ended December 31, 2015		For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,922,845	$24,278,812	1,633,873	$23,669,716	629,149	$8,394,006	1,767,113	$25,585,923
Reinvested dividends	—	—	5,671,838	72,937,496	—	—	1,682,917	22,176,459
Shares redeemed	(1,850,310)	(23,144,889)	(5,981,811)	(89,864,106)	(1,132,861)	(15,184,107)	(3,121,192)	(45,654,683)

Net increase (decrease)	72,535	$1,133,923	1,323,900	$6,743,106	(503,712)	$(6,790,101)	328,838	$2,107,699

	American Funds Asset Allocation SAST Portfolio
	Class 3
	For the six months ended June 30, 2016 (unaudited)		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	2,033,828	$26,503,089	3,899,641	$54,565,642
Reinvested dividends	—	—	1,372,297	17,212,634
Shares redeemed	(848,838)	(11,016,546)	(2,075,007)	(28,512,309)

Net increase (decrease)	1,184,990	$15,486,543	3,196,931	$43,265,967

Note 7.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2016, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
VCPSM Managed Asset Allocation SAST	1	$132	$2,816,725	1.69%
American Funds Asset Allocation SAST	1	9	181,783	1.69

At June 30, 2016, there were no borrowings outstanding.

Note 8.  Transactions with Affiliates

At June 30, 2016, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
VCPSM Managed Asset Allocation SAST	8.80%	90.11%	1.09%
American Funds Growth SAST	4.77	95.12	0.11
American Funds Global Growth SAST .	4.86	95.05	0.09
American Funds Global-Income SAST	5.04	94.82	0.14
American Funds Asset Allocation SAST	3.91	95.93	0.15

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SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

VCPSM Managed Asset Allocation SAST Portfolio Class 3
10/15/12#- 12/31/12	$10.00	$0.17	$(0.08)	$0.09	$—	$—	$—	$10.09	0.90%	$5,068	0.53	%†	11.57	%†	3%
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2
06/30/16@	12.22	0.13	0.24	0.37	—	—	—	12.59	3.03	971,102	0.53	†	2.13	†	2

American Funds Growth SAST Portfolio Class 3
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54		0.38		5
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13
06/30/16@	14.43	(0.00)	0.12	0.12	—	—	—	14.55	0.83	309,685	0.54	†	(0.06	)†	3

American Funds Global Growth SAST Portfolio Class 3
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54		1.28		1
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12
06/30/16@	13.29	0.01	(0.48)	(0.47)	—	—	—	12.82	(3.54)	408,149	0.53	†	0.11	†	5

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
	12/11	12/12		12/13	12/14	12/15	06/16†@	12/11	12/12	12/13	12/14	12/15	06/16†@
VCPSM Managed Asset Allocation SAST Portfolio	—%	11.41	%†	1.45%	1.25%	1.23%	1.21%	—%	0.69%†	1.06%	(0.94)%	0.88%	1.45%
American Funds Growth SAST Portfolio	1.14	1.14		1.14	1.14	1.14	1.14	(0.22)	(0.08)	0.03	0.30	(0.28)	(0.66)
American Funds Global Growth SAST Portfolio	1.24	1.23		1.23	1.23	1.23	1.23	0.58	(0.08)	0.22	0.14	0.00	(0.59)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

American Funds Growth-Income SAST Portfolio Class 3
12/31/11	$9.28	$0.13	$(0.33)	$(0.20)	$(0.09)	$—	$(0.09)	$8.99	(2.08)%	$206,288	0.55%		1.37%		6%
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54		1.32		6
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54		1.03		3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54		0.99		10
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54		1.00		13
06/30/16@	13.63	0.01	0.39	0.40	—	—	—	14.03	2.93	246,869	0.54	†	0.10	†	1

American Funds Asset Allocation SAST Portfolio Class 3
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58		1.81		5
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57		1.66		10
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56		1.18		13
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55		1.20		11
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55		1.44		8
06/30/16@	13.05	0.01	0.57	0.58	—	—	—	13.63	4.44	221,442	0.55	†	0.13	†	2

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/11	12/12	12/13	12/14	12/15	06/16†@	12/11	12/12	12/13	12/14	12/15	06/16†@
American Funds Growth-Income SAST Portfolio	1.15%	1.14%	1.14%	1.14%	1.14%	1.14%	0.77%	0.72%	0.43%	0.39%	0.40%	(0.50)%
American Funds Asset Allocation SAST Portfolio	1.18	1.17	1.16	1.15	1.15	1.15	1.21	1.06	0.58	0.60	0.84	(0.47)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

27

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.9 (8/16)

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth Fund

Growth Fund

Growth-Income Fund

Asset Allocation Fund

Financial statements

Fellow investors:

Market returns were mixed for the six months ended June 30, 2016. U.S. and emerging markets stocks closed higher while many European markets fell. Slowing global growth, aggressive action on the part of central banks, the possibility of another interest rate hike in the U.S. and the decision by British voters to leave the European Union created uncertainty for investors.

Global equity market returns were tepid in aggregate, as the MSCI World Index rose 0.66%* for the period, but there were pockets of strength and weakness. Emerging markets registered some of the best results as the MSCI EM (Emerging Markets) Index climbed 6.41%. Brazil (+46.34%), Russia (+20.43%), Indonesia (+15.79%) and South Africa (+15.64%) were among the biggest gainers. A rebound in commodity prices, expectations for political reform and economic stimulus measures fueled returns.

The MSCI USA Index advanced 3.58%, helped in part by stronger job and housing numbers.

Sluggish growth, deflationary pressures and the potential impact of a “Brexit” dampened returns in a number of European markets. Overall, the MSCI Europe Index declined 5.13%, with Italy (–20.89%), Ireland (–13.61%) and Spain

(–11.45%) suffering double-digit losses. Elsewhere among developed markets, Japan slipped 5.58%, hindered by a strengthening yen and the effects of negative interest rates on its banking system.

In bond markets, U.S. investment-grade and high-yield corporates advanced 7.68% and 9.06%, respectively, as investors sought higher yields than those offered by U.S. Treasuries. Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), rose 8.96%, while the Barclays U.S. Aggregate Index (which measures U.S. investment-grade bonds) improved 5.31%. The 10-year Treasury yield, which stood at 2.27% on December 31, 2015, dropped to 1.49% as weak employment data and the Brexit referendum lowered expectations of a rate hike by the Federal Reserve. U.S. dollar–denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global, rose 10.90% as their higher yields were popular in a low-rate environment.

The U.S. dollar depreciated against most currencies. In developed markets, gains were led by the Japanese yen (+17.26%), Canadian dollar (+6.96%) and Singapore dollar (+5.41%). The Swiss franc and euro also improved, up 2.75% and 2.27%, respectively. The British pound, however, declined 9.30% against the greenback.

*	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series

Among developing markets, the Brazilian real (+23.49%) and Russian ruble (+14.34%) finished strong, while the Mexican peso (–6.39%) and Chinese renminbi (–2.26%) fell. Currency returns are calculated by MSCI.

AFIS funds with exposure to U.S. equities and REITS fared well during the period. With the exception of Ultra-Short Bond Fund, which was hampered by low short-term interest rates, the series’ bond funds all recorded positive returns. On May 1, 2016, the Cash Management Fund was converted to Ultra-Short Bond Fund in accordance with shareholder approval on December 4, 2015.

Looking ahead

The U.S. economy continues to show signs of slow improvement, even as many countries around the globe struggle with sluggish growth and low inflation. As the Fed adopts a more data-driven approach to rate hikes and central banks focus on lowering rates to inject liquidity into the global financial system, we could have a “lower-for-longer” rate environment. We will, of course, closely monitor the impact to security markets and currencies. We are also headed into the final innings of the U.S. presidential election cycle, and will be watching for changes in that arena. We may be in a low-return environment overall, but we will continue to actively seek securities that are particularly attractive due to their innovation, fundamentals or valuation levels.

Our investment approach – based on extensive research, a long-term outlook and close attention to valuation – has served investors well over time. We continue to have confidence this will remain the case, and thank you for your support.

We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 9, 2016

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund,* Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2017, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

*	Effective May 1, 2016, Cash Management Fund was converted to American Funds Insurance Series – Ultra-Short Bond Fund.SM

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund lost 3.42% for the six months ended June 30, 2016, trailing its benchmark, the MSCI All Country World Index,* which gained 1.23%.

It was a challenging and volatile period for global markets amid weaker global economic growth. In Britain voters opted to leave the European Union, raising questions about EU stability and the potential for an economic downturn in Europe.

The financials and consumer discretionary sectors contributed most to relative returns. The latter included the fund’s biggest equity holding at period-end, Amazon, which was also among the top five contributors to relative returns. Stock selection in the information technology sector also contributed to the fund on an absolute and relative basis. TSMC, AAC Technologies and ASML were among the top five contributors to relative returns.

The fund’s weakest sectors on a relative basis were health care, consumer staples and industrials. Health care was the biggest detractor to relative returns, and Regeneron Pharmaceuticals and Vertex Pharmaceuticals dragged the most. Among consumer staples, Associated British Foods was also a detractor.

On a geographic basis, holdings in China, Taiwan and the Netherlands contributed most to the fund’s returns. Investments in the U.S., the U.K. and Denmark were the weakest.

Despite volatility in the U.S. and Europe, and disappointing economic growth in much of the world, the fund’s portfolio managers are optimistic they will continue to find good companies whose values are not yet fully reflected in their share prices.

Country diversification	Percent of net assets

The Americas
United States	41.4%
Canada	1.5
Other	.7

43.6

Europe
United Kingdom	6.4
Denmark	4.2
France	3.6
Netherlands	2.6
Finland	2.2

Europe (continued)
Switzerland	2.0%
Germany	2.0
Spain	1.9
Sweden	1.3
Other	1.1

27.3

Asia/Pacific Basin
Japan	7.7
Taiwan	3.7
China	3.6
India	2.8

Asia/Pacific Basin (continued)
Hong Kong	2.7%
South Korea	1.0
Other	.9

22.4

Other regions
South Africa	1.1

Short-term securities & other assets less liabilities	5.6

Total	100.0%

Largest individual equity securities	Percent of net assets

Amazon	5.93%
Novo Nordisk	3.89
TSMC	3.70
Home Depot	2.73
ASML	2.43

Vertex Pharmaceuticals	2.11%
Priceline Group	1.96
Regeneron Pharmaceuticals	1.96
Alphabet	1.90
AIA Group	1.79

American Funds Insurance Series

Global Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	–4.17%	7.99%	7.15%	9.12%	.55%
Class 2	–4.38	7.71	6.88	8.86	.80
Class 4	–4.62	7.54	6.65	8.60	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 0.95% for the six months ended June 30, 2016. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 3.84%.

The beginning of 2016 was volatile amid weaker global economic growth. Central banks have focused on accommodative monetary policies to stimulate economies, but this has not helped. Post-Brexit, concerns of a potential economic downturn in Europe have increased amid a slowdown in China and Japan.

Stock selection in the information technology, consumer discretionary and energy sectors contributed most to the fund in relative terms. Consumer discretionary company, Ulta Salon, and energy company, Concho Resources, were among the top five contributors to relative returns.

Early in the year, investments in the health care sector hurt, with Regeneron Pharmaceuticals, Incyte and Vertex Pharmaceuticals among the top five detractors to relative returns. Over the year, a reduction in biotechnology holdings and an increase in investments in Medtronic and UnitedHealth Group were beneficial.

Overall, the fund’s modest holdings outside the U.S. added relative value. Canada, Taiwan and the Netherlands were primary contributors, while the U.S., the U.K. and Japan were the main detractors.

The fund’s portfolio managers will continue to look closely at sectors that have been under pressure recently such as energy, as well as investment opportunities in defensive sectors such as consumer staples that offer value and the potential for growth.

Largest individual equity securities	Percent of net assets

Amazon	6.44%
Facebook	3.67
Home Depot	3.40
Microsoft	2.83
Berkshire Hathaway	2.54

Comcast	2.37%
UnitedHealth Group	2.23
Broadcom	2.11
ASML	1.89
Schlumberger	1.87

American Funds Insurance Series

Growth Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	2.16%	10.43%	7.04%	12.30%	.35%
Class 2	1.90	10.15	6.77	12.00	.60
Class 3	1.98	10.23	6.85	12.10	.53
Class 4	1.65	9.91	6.52	11.75	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 3.12% for the six months ended June 30, 2016, while the S&P 500 increased 3.84%.

The beginning of 2016 was rough because of weak growth in China, Japan, Europe and the U.S. The Federal Reserve and other central banks continued to have an outsized influence on market participants. Central bank intervention has been part of the fight to kick-start economies, but it has not spurred growth so far. Politics has also been a factor in the fear and resulting volatility following the rise of populist sentiment around the world.

Regarding this fund, health care lagged as Amgen and Alexion detracted. Information technology and financials holdings benefited the fund because of both a lower concentration than the index and effective stock selection. Information technology was boosted by Texas Instruments. Within telecommunication services, Verizon was a strong contributor, while AT&T was a detractor.

Volatility may be reasonably high, but we don’t expect any significant declines in the near term. Our view is also balanced by the fact that we are not presently in a high-return environment, but one with low interest rates and above average price-to-earnings multiples. We’ve had high returns since we tripled off the low of March 2009, and we currently are in a moderate-to-low return environment. These market conditions can still give the portfolio managers an opportunity, given our investment approach, to invest in companies with favorable valuations for the long term.

Largest individual equity securities	Percent of net assets

Amazon	3.44%
Amgen	3.13
Texas Instruments	2.56
Verizon Communications	2.56
Philip Morris International	1.90

Union Pacific	1.82%
Microsoft	1.76
Alphabet	1.67
Broadcom	1.61
Netflix	1.42

American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	1.86%	11.54%	6.82%	11.04%	.29%
Class 2	1.60	11.27	6.55	10.73	.54
Class 3	1.68	11.35	6.62	10.84	.47
Class 4	1.36	11.02	6.30	10.49	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, a mix of stocks and bonds, rose 4.58% for the six months ended June 30, 2016. The Standard & Poor’s 500 Composite Index, the benchmark for the fund’s equity holdings, gained 3.84% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above) gained 5.31%. A blend of the two indexes, the 60%/40% S&P 500/Barclays U.S. Aggregate Index,* advanced 4.52%.

U.S. stocks posted modest returns in the first half of the year. There continues to be improvement in the U.S. economy, even though it was a challenging and volatile period for global markets. Bonds rose, driven by demand for safe-haven assets amid increased market volatility.

Stock selection in the information technology sector contributed most to the fund’s returns. Stock selection in the health care sector was also additive. TSMC, one of the fund’s biggest equity holdings, contributed most to the fund’s relative returns.

The utilities and energy sectors were the greatest detractors to relative returns. An underweight position in the financials sector was the only sector to hamper results on an absolute basis.

On a country basis, holdings in Taiwan, the U.S. and China were primary contributors, while holdings in Japan and Sweden were the weakest.

The fund’s fixed income holdings were led by an overweight position in high-yield corporate bonds. Issuers in the materials and industrials sectors were among the top five contributors. Federal agency mortgage-backed securities also accounted for gains.

The portfolio managers continue to evaluate the implications of a potentially stronger U.S. dollar and the spill-over effects of Brexit on the U.S. economy. The fund’s cash position allows portfolio managers to remain flexible and better navigate a challenging environment by focusing on opportunities when stock prices are favorable.

Largest individual equity securities	Percent of net assets

Microsoft	3.17%
Philip Morris International	2.54
TSMC	2.04
Comcast	1.93
DuPont	1.87

JPMorgan Chase	1.87%
Lockheed Martin	1.86
UnitedHealth Group	1.75
Chubb	1.64
Intuit	1.43

American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio
Class 1	5.34%	9.35%	6.63%	8.39%	.30%
Class 2	5.06	9.08	6.36	8.11	.54
Class 3	5.13	9.16	6.44	8.20	.47
Class 4	4.81	8.90	6.14	7.87	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60%/40% S&P 500/Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of June 30, 2016	Percent of net assets

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 94.32%

	Shares	Value (000)

Information technology 24.37%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	34,285,000	$173,365
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	18,623
ASML Holding NV1	675,542	66,962
ASML Holding NV (New York registered)	599,176	59,444
Alphabet Inc., Class A2	77,600	54,594
Alphabet Inc., Class C2	63,852	44,192
Nintendo Co., Ltd.[1]	589,600	84,127
Visa Inc., Class A	998,800	74,081
Nokia Corp.[1]	12,783,507	72,665
AAC Technologies Holdings Inc.[1]	8,132,040	69,891
Microsoft Corp.	1,365,000	69,847
Facebook, Inc., Class A2	580,185	66,304
Alibaba Group Holding Ltd. (ADR)[2]	781,050	62,117
Murata Manufacturing Co., Ltd.[1]	441,000	49,471
Broadcom Ltd.	316,200	49,137
Accenture PLC, Class A	364,951	41,345
Tencent Holdings Ltd.[1]	1,800,000	41,007
Naver Corp.[1]	57,297	35,627
Intel Corp.	1,059,500	34,752
Other securities		97,284

		1,264,835

Consumer discretionary 20.96%

Amazon.com, Inc.[2]	430,150	307,824
Home Depot, Inc.	1,111,100	141,876
Priceline Group Inc.[2]	81,495	101,739
McDonald’s Corp.	504,000	60,651
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	240,000	58,474
Industria de Diseño Textil, SA1	1,723,000	57,458
Other securities		359,956

		1,087,978

Health care 17.30%

Novo Nordisk A/S, Class B1	3,757,870	202,087
Vertex Pharmaceuticals Inc.[2]	1,275,000	109,676
Regeneron Pharmaceuticals, Inc.[2]	290,700	101,521
UnitedHealth Group Inc.	580,000	81,896
Express Scripts Holding Co.[2]	749,000	56,774
Bayer AG1	559,300	56,272
Boston Scientific Corp.[2]	2,189,200	51,162
Novartis AG1	530,000	43,600
Sartorius AG, non-registered shares, non-voting preferred[1]	568,400	41,663
Merck & Co., Inc.	660,500	38,051
Essilor International[1]	256,817	34,181
Other securities		81,327

		898,210

Financials 9.87%

AIA Group Ltd.[1]	15,387,900	92,725
JPMorgan Chase & Co.	1,034,520	64,285
ORIX Corp.[1]	4,990,000	63,720
Indiabulls Housing Finance Ltd.[1]	3,523,000	35,178
Other securities		256,378

		512,286

Consumer staples 6.46%

Associated British Foods PLC[1]	2,372,470	86,021
Pernod Ricard SA1	458,739	51,098
Kao Corp.[1]	733,000	42,301
Other securities		155,902

		335,322

American Funds Insurance Series

Global Growth Fund

Common stocks (continued)

	Shares	Value (000)
Industrials 4.50%

KONE Oyj, Class B1	880,000	$40,632
Airbus Group SE, non-registered shares[1]	629,000	36,525
Other securities		156,383

		233,540

Energy 3.47%

Reliance Industries Ltd.[1]	2,825,000	40,704
Other securities		139,670

		180,374

Telecommunication services 1.47%

SoftBank Group Corp.[1]	1,078,000	60,988
Other securities		15,309

		76,297

Other 0.96%

Other securities		49,930

Miscellaneous 4.96%

Other common stocks in initial period of acquisition		257,233

Total common stocks (cost: $3,874,239,000)		4,896,005

Bonds, notes & other debt instruments 0.04%

	Principal amount (000)
U.S. Treasury bonds & notes 0.04%

U.S. Treasury 0.04%

Other securities		2,007

Total bonds, notes & other debt instruments (cost: $2,003,000)		2,007

Short-term securities 6.02%

CAFCO, LLC 0.47% due 7/25/2016[3]	$47,000	46,987
Federal Home Loan Bank 0.32%–0.34% due 7/11/2016–8/11/2016	53,500	53,492
GlaxoSmithKline Finance PLC 0.53% due 8/23/2016[3]	47,600	47,568
Mitsubishi UFJ Financial 0.41% due 7/14/2016	61,500	61,490
Scotiabank Inc. 0.44% due 7/1/2016[3]	40,700	40,700
Other securities		62,097

Total short-term securities (cost: $312,326,000)		312,334

Total investment securities 100.38% (cost: $4,188,568,000)		5,210,346
Other assets less liabilities (0.38)%		(19,708)

Net assets 100.00%		$5,190,638

American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a portion of a security which was pledged as collateral. The total value of pledged collateral was $290,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $45,698,000.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
Japanese yen	7/12/2016	Bank of America, N.A.	$5,370	¥581,294	$(261)
Japanese yen	8/22/2016	Bank of America, N.A.	$6,875	¥715,000	(61)

					$(322)

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,461,243,000, which represented 47.42% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $206,101,000, which represented 3.97% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 95.29%

	Shares	Value (000)
Information technology 23.42%

Facebook, Inc., Class A1	6,789,685	$775,925
Microsoft Corp.	11,695,000	598,433
Broadcom Ltd.	2,869,100	445,858
ASML Holding NV (New York registered)	2,224,016	220,645
ASML Holding NV2	1,808,186	179,233
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	59,537,000	301,053
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	37,388
Visa Inc., Class A	4,355,000	323,010
Apple Inc.	3,306,300	316,082
Alphabet Inc., Class A1	229,000	161,109
Alphabet Inc., Class C1	195,241	135,126
LinkedIn Corp., Class A1	1,026,460	194,258
Other securities		1,259,233

		4,947,353

Consumer discretionary 21.77%

Amazon.com, Inc.[1]	1,900,216	1,359,833
Home Depot, Inc.	5,625,000	718,256
Comcast Corp., Class A	7,685,000	500,985
Charter Communications, Inc., Class A1	1,297,045	296,556
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,120,000	272,877
Starbucks Corp.	3,685,000	210,487
Tesla Motors, Inc.[1]	987,500	209,627
Netflix, Inc.[1]	1,765,000	161,462
Twenty-First Century Fox, Inc., Class A	5,710,000	154,456
MGM Resorts International[1]	5,743,400	129,973
Other securities		583,421

		4,597,933

Health care 14.35%

UnitedHealth Group Inc.	3,330,000	470,196
Centene Corp.[1]	4,266,652	304,511
Express Scripts Holding Co.[1]	4,003,208	303,443
Regeneron Pharmaceuticals, Inc.[1]	706,500	246,731
Vertex Pharmaceuticals Inc.[1]	2,422,000	208,340
Incyte Corp.[1]	2,306,500	184,474
Thermo Fisher Scientific Inc.	1,240,000	183,222
Humana Inc.	993,200	178,657
Medtronic PLC	1,830,000	158,789
Intuitive Surgical, Inc.[1]	195,000	128,975
Other securities		663,168

		3,030,506

Financials 9.48%

Berkshire Hathaway Inc., Class A1	2,235	484,939
Berkshire Hathaway Inc., Class B1	363,734	52,665
Wells Fargo & Co.	4,090,000	193,580
JPMorgan Chase & Co.	2,503,720	155,581
Onex Corp.	2,342,800	143,257
Goldman Sachs Group, Inc.	934,400	138,833
Other securities		833,875

		2,002,730

Energy 8.72%

Schlumberger Ltd.	4,995,000	395,004
Concho Resources Inc.[1]	1,851,700	220,852
Suncor Energy Inc.	5,502,090	152,633
Noble Energy, Inc.	3,958,000	141,973
Other securities		931,884

		1,842,346

American Funds Insurance Series

Growth Fund

Common stocks

	Shares	Value (000)
Consumer staples 7.40%

Philip Morris International Inc.	3,615,000	$367,718
Kraft Heinz Co.	2,500,000	221,200
Coca-Cola Co.	4,670,000	211,691
Constellation Brands, Inc., Class A	1,075,000	177,805
Kerry Group PLC, Class A2	1,700,000	151,043
Costco Wholesale Corp.	920,000	144,477
Kroger Co.	3,710,000	136,491
Other securities		153,476

		1,563,901

Industrials 5.56%

Boeing Co.	1,450,000	188,312
Rockwell Collins, Inc.	1,832,000	155,976
Other securities		828,933

		1,173,221

Telecommunication services 1.06%

Zayo Group Holdings, Inc.[1]	6,549,000	182,914
Other securities		41,215

		224,129

Other 1.27%

Other securities		268,046

Miscellaneous 2.26%

Other common stocks in initial period of acquisition		476,759

Total common stocks (cost: $14,474,847,000)		20,126,924

Convertible stocks 0.06%

Consumer discretionary 0.06%

Other securities		13,104

Total convertible stocks (cost: $10,650,000)		13,104

Convertible bonds 0.03%

	Principal amount (000)
Miscellaneous 0.03%

Other convertible bonds in initial period of acquisition		5,300

Total convertible bonds (cost: $5,300,000)		5,300

Short-term securities 4.56%

Apple Inc. 0.45% due 7/18/2016[3]	$61,400	61,390
Federal Home Loan Bank 0.32%–0.58% due 7/7/2016–8/29/2016	461,700	461,533
Microsoft Corp. 0.43%–0.48% due 7/27/2016–8/17/2016[3]	54,900	54,879
Other securities		385,346

Total short-term securities (cost: $963,014,000)		963,148

Total investment securities 99.94% (cost: $15,453,811,000)		21,108,476
Other assets less liabilities 0.06%		13,559

Net assets 100.00%		$21,122,035

American Funds Insurance Series

Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2016 (000)
KGen Power Corp.[1,2,4]	3,166,128	—	—	3,166,128	$—	$1,437
Oshkosh Corp.[5]	4,947,000	—	2,752,541	2,194,459	1,709	—

					$1,709	$1,437

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,311,684,000, which represented 6.21% of the net assets of the fund. This amount includes $1,297,142,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $300,436,000, which represented 1.42% of the net assets of the fund.

[4]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[5]	Unaffiliated issuer at 6/30/2016.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
KGen Power Corp.	12/19/2006	$1,203	$1,437	.01%
Other securities	5/22/2015	10,650	13,104	.06

Total private placement securities		11,853	14,541	.07%

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 92.26%

	Shares	Value (000)
Health care 16.36%

Amgen Inc.	5,038,858	$766,662
Gilead Sciences, Inc.	3,537,100	295,065
Stryker Corp.	2,385,241	285,823
Medtronic PLC	3,170,700	275,122
AbbVie Inc.	4,434,100	274,515
UnitedHealth Group Inc.	1,713,596	241,960
Express Scripts Holding Co.[1]	3,156,383	239,254
Merck & Co., Inc.	2,835,080	163,329
Illumina, Inc.[1]	1,144,800	160,707
Humana Inc.	863,000	155,237
Other securities		1,153,664

		4,011,338

Information technology 14.95%

Texas Instruments Inc.	10,023,959	628,001
Microsoft Corp.	8,448,727	432,321
Alphabet Inc., Class A1	339,850	239,095
Alphabet Inc., Class C1	244,523	169,234
Broadcom Ltd.	2,535,096	393,954
Oracle Corp.	6,481,901	265,304
Accenture PLC, Class A	1,654,500	187,438
Intel Corp.	5,034,600	165,135
Other securities		1,185,532

		3,666,014

Consumer discretionary 13.03%

Amazon.com, Inc.[1]	1,177,900	842,929
Netflix, Inc.[1]	3,809,277	348,473
Twenty-First Century Fox, Inc., Class A	7,449,000	201,495
Home Depot, Inc.	1,496,500	191,088
Newell Rubbermaid Inc.	3,671,300	178,315
Comcast Corp., Class A	2,653,000	172,949
Other securities		1,258,469

Financials 10.09%		3,193,718

American International Group, Inc.	4,529,000	239,539
JPMorgan Chase & Co.	3,794,300	235,778
Marsh & McLennan Companies, Inc.	3,426,100	234,551
Crown Castle International Corp.	1,877,400	190,425
State Street Corp.	2,806,500	151,326
Other securities		1,422,849

		2,474,468

Consumer staples 8.69%

Philip Morris International Inc.	4,578,330	465,708
Coca-Cola Co.	6,371,900	288,838
Kroger Co.	6,907,080	254,112
CVS Health Corp.	1,670,000	159,886
Procter & Gamble Co.	1,734,200	146,835
Other securities		813,717

		2,129,096

Energy 8.35%

EOG Resources, Inc.	2,600,155	216,905
TOTAL SA2	4,487,205	216,381
Chevron Corp.	1,716,900	179,983
Noble Energy, Inc.	4,934,500	177,000
Schlumberger Ltd.	2,055,000	162,509

American Funds Insurance Series

Growth-Income Fund

Common stocks

	Shares	Value (000)

ConocoPhillips	3,699,410	$161,294
Concho Resources Inc.[1]	1,274,000	151,950
Other securities		780,660

		2,046,682

Industrials 7.93%

Union Pacific Corp.	5,126,589	447,295
General Dynamics Corp.	1,172,400	163,245
Other securities		1,333,274

		1,943,814

Materials 5.18%

Celanese Corp., Series A	4,547,233	297,616
Dow Chemical Co.	4,352,900	216,383
Monsanto Co.	1,673,211	173,027
Freeport-McMoRan Inc.	13,515,000	150,557
Other securities		431,404

		1,268,987

Telecommunication services 2.85%

Verizon Communications Inc.	11,244,701	627,904
Other securities		71,114

		699,018

Utilities 1.08%

Sempra Energy	1,649,600	188,087
Other securities		76,713

		264,800

Miscellaneous 3.75%

Other common stocks in initial period of acquisition		919,028

Total common stocks (cost: $17,990,122,000)		22,616,963

Convertible stocks 0.04%

Financials 0.02%

Other securities	5,157

Miscellaneous 0.02%

Other convertible stocks in initial period of acquisition	5,178

Total convertible stocks (cost: $9,587,000)	10,335

	Principal amount (000)
Convertible bonds 0.53%

Information technology 0.19%

Other securities		45,444

Miscellaneous 0.34%

Other convertible bonds in initial period of acquisition		83,627

Total convertible bonds (cost: $104,435,000)		129,071

Bonds, notes & other debt instruments 1.22%

U.S. Treasury bonds & notes 1.15%

U.S. Treasury 1.15%

U.S. Treasury 1.62%–2.50% 2026–2046	$275,340	280,828

American Funds Insurance Series

Growth-Income Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes 0.07%

Telecommunication services 0.07%

Other securities		$17,119

Total bonds, notes & other debt instruments (cost: $291,980,000)		297,947

Short-term securities 5.66%
Coca-Cola Co. 0.52%–0.58% due 8/19/2016–11/9/2016[3]	$76,900	76,766
Federal Home Loan Bank 0.28%–0.47% due 7/5/2016–1/9/2017	553,502	553,234
Microsoft Corp. 0.44%–0.47% due 8/3/2016–10/5/2016[3]	58,200	58,143
U.S. Treasury Bills 0.40% due 12/8/2016	30,000	29,963
Other securities		669,506

Total short-term securities (cost: $1,387,532,000)		1,387,612

Total investment securities 99.71% (cost: $19,783,656,000)		24,441,928
Other assets less liabilities 0.29%		72,013

Net assets 100.00%		$24,513,941

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of the securities (with a value of $5,157,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series

Growth-Income Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $20,823,000.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2016 (000)
Sales:
British pounds	7/11/2016	Barclays Bank PLC	$5,207	£3,574	$449
British pounds	7/11/2016	JPMorgan Chase	$5,205	£3,574	447
British pounds	7/11/2016	HSBC Bank	$5,210	£3,579	444
British pounds	7/11/2016	UBS AG	$5,201	£3,573	444

					$1,784

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,402,806,000, which represented 5.72% of the net assets of the fund. This amount includes $1,312,902,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $581,978,000, which represented 2.37% of the net assets of the fund.

Key to symbol

£ = British pounds

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2016	unaudited

Common stocks 63.28%

	Shares	Value (000)
Information technology 15.68%

Microsoft Corp.	12,120,000	$620,180
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,200,000	398,696
Intuit Inc.	2,513,000	280,476
VeriSign, Inc.[1]	3,000,000	259,380
ASML Holding NV (New York registered)	2,500,000	248,025
Intel Corp.	6,600,000	216,480
Broadcom Ltd.	1,309,600	203,512
Texas Instruments Inc.	2,900,000	181,685
AAC Technologies Holdings Inc.[2]	16,000,000	137,512
Juniper Networks, Inc.	6,000,000	134,940
Other securities		384,925

		3,065,811

Health care 8.14%

UnitedHealth Group Inc.	2,417,000	341,280
Johnson & Johnson	2,292,700	278,105
Merck & Co., Inc.	4,456,000	256,710
Humana Inc.	1,410,000	253,631
Express Scripts Holding Co.[1]	2,950,000	223,610
Pfizer Inc.	2,500,000	88,025
Other securities		148,752

		1,590,113

Consumer discretionary 7.45%

Comcast Corp., Class A	5,773,000	376,342
Home Depot, Inc.	1,800,000	229,842
Amazon.com, Inc.[1]	308,000	220,411
VF Corp.	2,730,000	167,868
Newell Rubbermaid Inc.	2,700,000	131,139
General Motors Co.	3,500,000	99,050
Other securities		230,749

		1,455,401

Financials 6.89%

JPMorgan Chase & Co.	5,867,000	364,575
Chubb Ltd.	2,455,000	320,893
First Republic Bank	2,500,000	174,975
Citigroup Inc.	2,750,000	116,573
Other securities		369,486

		1,346,502

Energy 5.47%

Noble Energy, Inc.	7,100,000	254,677
Weatherford International PLC[1]	32,250,000	178,988
Chevron Corp.	1,625,000	170,349
Royal Dutch Shell PLC, Class B (ADR)	2,243,500	125,636
Other securities		338,857

		1,068,507

Industrials 5.26%

Lockheed Martin Corp.	1,462,000	362,825
Boeing Co.	1,633,440	212,135
Nielsen Holdings PLC	3,000,000	155,910
General Electric Co.	3,500,000	110,180
TransDigm Group Inc.[1]	383,000	100,993
Other securities		86,721

		1,028,764

American Funds Insurance Series

Asset Allocation Fund

Common stocks (continued)

	Shares	Value (000)
Materials 4.47%

E.I. du Pont de Nemours and Co.	5,640,000	$365,472
LyondellBasell Industries NV	2,050,000	152,561
Syngenta AG (ADR)	1,800,000	138,222
Other securities		218,092

		874,347

Consumer staples 3.89%

Philip Morris International Inc.	4,882,000	496,597
Other securities		264,709

		761,306

Telecommunication services 1.06%

AT&T Inc.	2,660,000	114,939
Other securities		91,875

		206,814

Utilities 0.64%

Dominion Resources, Inc.	1,480,000	115,336
Other securities		9,090

		124,426

Miscellaneous 4.33%

Other common stocks in initial period of acquisition		846,856

Total common stocks (cost: $9,516,531,000)		12,368,847

Convertible stocks 0.03%

Industrials 0.03%
Other securities		6,081

Total convertible stocks (cost: $15,029,000)		6,081

Bonds, notes & other debt instruments 29.05%

	Principal amount (000)
U.S. Treasury bonds & notes 14.52%

U.S. Treasury 11.69%
U.S. Treasury 0.625% 2017	$200,000	200,234
U.S. Treasury 0.625% 2018	203,000	203,183
U.S. Treasury 1.50% 2019	400,000	408,424
U.S. Treasury 1.25% 2020[3]	327,000	331,902
U.S. Treasury 1.625% 2020	125,000	128,585
U.S. Treasury 0.75%–4.75% 2017–2046	978,407	1,012,418

		2,284,746

U.S. Treasury inflation-protected securities 2.83%

U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	206,077	216,093
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	131,206	152,110
U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2021–2046[4]	177,500	186,353

		554,556

Total U.S. Treasury bonds & notes		2,839,302

Corporate bonds & notes 8.69%

Financials 1.59%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	12,050	12,704
JPMorgan Chase & Co. 1.35%–3.25% 2017–2026	9,265	9,506
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Other securities		285,539

		310,945

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

Health care 1.48%

Johnson & Johnson 2.45% 2026	$1,285	$1,331
Pfizer Inc. 1.95% 2021	2,500	2,534
UnitedHealth Group Inc. 3.35% 2022	4,355	4,668
Other securities		281,405

		289,938

Consumer discretionary 0.79%

Amazon.com, Inc. 4.80% 2034	8,000	9,444
Comcast Corp. 3.15% 2026	3,915	4,169
Home Depot, Inc. 2.00%–4.25% 2021–2046	5,500	6,067
Other securities		135,321

		155,001

Industrials 0.60%

Lockheed Martin Corp. 3.10%–3.55% 2023–2026	9,000	9,819
Other securities		108,135

		117,954

Consumer staples 0.37%

Philip Morris International Inc. 1.88%–4.25% 2021–2044	10,000	10,626
Other securities		61,265

		71,891

Information technology 0.30%

Microsoft Corp. 4.20% 2035	6,000	6,753
Other securities		51,981

		58,734

Other 3.56%

Other securities		694,377

Total corporate bonds & notes		1,698,840

Mortgage-backed obligations 4.98%

Federal agency mortgage-backed obligations 3.68%

Fannie Mae 0%–7.50% 2021–2047[5,6]	374,606	402,755
Freddie Mac 3.50%–6.62% 2023–2046[5,7]	264,986	284,392
Other securities		34,381

		721,528

Other mortgage-backed securities 0.73%

Fannie Mae 2.30%–3.51% 2022–2024[5,7]	47,582	51,483
Freddie Mac 1.69%–3.53% 2021–2026[5,7]	79,478	84,811
Other securities		10,104

		146,398

Other 0.57%

Other securities		105,514

Total mortgage-backed obligations		973,440

Federal agency bonds & notes 0.26%

Fannie Mae 2.125% 2026	12,410	12,777
Federal Home Loan Bank 0.875% 2018	17,140	17,215
Freddie Mac 0.75% 2018	18,768	18,790
Other securities		1,580

Total federal agency bonds & notes		50,362

Other 0.60%

Other securities		116,907

Total bonds, notes & other debt instruments (cost: $5,580,163,000)		5,678,851

American Funds Insurance Series

Asset Allocation Fund

Short-term securities 8.64%

	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.28%–0.53% due 7/6/2016–4/19/2017	$806,200	$805,690
Freddie Mac 0.35%–0.43% due 9/19/2016–11/17/2016	82,800	82,690
Microsoft Corp. 0.43%–0.46% due 8/3/2016–9/7/2016[8]	166,700	166,601
Pfizer Inc. 0.46%–0.52% due 7/25/2016–8/12/2016[8]	130,400	130,351
U.S. Treasury Bills 0.50% due 9/15/2016	30,500	30,487
Other securities		472,464

Total short-term securities (cost: $1,688,146,000)		1,688,283

Total investment securities 101.00% (cost: $16,799,869,000)		19,742,062
Other assets less liabilities (1.00)%		(195,721)

Net assets 100.00%		$19,546,341

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $42,700,000, which represented .22% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $8,538,000, an aggregate cost of $26,745,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 12/21/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

Asset Allocation Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $388,417,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$86
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	2,827
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	3,237
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(722)
Receive	LCH	3-month USD-LIBOR	1.212	2/8/2021	47,000	551
Pay	LCH	3-month USD-LIBOR	1.7475	2/8/2026	50,000	(1,832)
Receive	LCH	3-month USD-LIBOR	1.3675	6/28/2026	41,000	(25)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(6,628)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(7,367)
Receive	LCH	3-month USD-LIBOR	2.232	2/8/2046	10,000	963

						$(8,910)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $438,289,000, which represented 2.24% of the net assets of the fund. This amount includes $408,609,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,023,000, which represented .03% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,228,034,000, which represented 6.28% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

This page intentionally left blank.

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,210,346	$3,824,207	$21,107,039	$7,366,233	$2,773,486
Affiliated issuers	—	12,091	1,437	—	—
Cash	346	1,930	1,775	642	360
Cash denominated in currencies other than U.S. dollars	1,227	820	1,816	4,256	756
Unrealized appreciation on open forward currency contracts	—	4,683	—	4,735	61
Receivables for:
Sales of investments	35,853	24,252	84,083	31,582	6,527
Sales of fund’s shares	9,008	3,151	5,051	9,525	2,474
Dividends and interest	18,177	6,763	26,084	17,411	10,277
Closed forward currency contracts	—	—	—	—	3
Variation margin	—	—	—	—	—
Other	47	248	—	430	282

	5,275,004	3,878,145	21,227,285	7,434,814	2,794,226

Liabilities:
Unrealized depreciation on open forward currency contracts	322	295	—	4,488	136
Payables for:
Purchases of investments	76,121	18,538	69,455	47,641	8,396
Repurchases of fund’s shares	2,581	2,007	23,666	3,887	2,163
Investment advisory services	2,259	2,250	5,728	3,031	1,607
Services provided by related parties	792	520	3,114	864	253
Trustees’ deferred compensation	57	37	495	217	22
Closed forward currency contracts	38	60	—	233	38
Variation margin	—	—	—	—	—
Non-U.S. taxes	1,951	3,002	2,506	5,757	2,715
Other	245	67	286	138	175

	84,366	26,776	105,250	66,256	15,505

Net assets at June 30, 2016	$5,190,638	$3,851,369	$21,122,035	$7,368,558	$2,778,721

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,128,412	$3,820,845	$14,334,721	$7,129,906	$2,720,650
Undistributed (distributions in excess of) net investment income	17,224	7,475	90,956	50,256	(2,616)
Undistributed (accumulated) net realized gain (loss)	23,680	23,503	1,041,702	(29,249)	(119,444)
Net unrealized appreciation (depreciation)	1,021,322	(454)	5,654,656	217,645	180,131

Net assets at June 30, 2016	$5,190,638	$3,851,369	$21,122,035	$7,368,558	$2,778,721

Investment securities, at cost:
Unaffiliated issuers	$4,188,568	$3,807,675	$15,452,608	$7,143,933	$2,591,611
Affiliated issuers	—	30,820	1,203	—	—
Cash denominated in currencies other than U.S. dollars, at cost	1,227	820	1,816	4,256	756

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

						unaudited (dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$7,599,716	$1,865,577	$24,441,928	$1,099,631	$344,914		$19,742,062	$242,423	$11,725,512	$2,436,931
—	—	—	—	—		—	—	—	—
1,689	454	1,553	160	182		8,924	176	6,200	891
—	133	816	191	343		—	41	4,732	980
—	648	1,784	—	—		—	506	3,408	8,386

—	353	94,040	6,595	503		423,610	3,847	547,868	186,677
16,619	707	7,903	753	1,695		8,619	119	6,302	5,097
9,904	6,869	32,087	5,860	1,736		68,401	989	53,684	21,034
—	—	—	—	—		—	42	—	1,986
—	—	—	—	—		310	—	1,844	193
—	—	—	—	—		28	—	—	—

7,627,928	1,874,741	24,580,111	1,113,190	349,373		20,251,954	248,143	12,349,550	2,662,175

—	25	—	221	—		—	144	4,224	3,458

—	6,432	35,647	17,343	2,762		681,851	5,180	1,707,055	276,125
3,551	3,396	20,900	85	2,035		12,726	2	9,030	4,017
2,416	914	5,380	562	136		4,350	130	3,113	1,020
747	308	2,893	67	46		1,711	39	949	267
50	17	561	5	—	*	191	1	84	17
—	33	—	—	—		—	86	274	2,920
—	—	—	—	—		165	—	1,541	53
207	567	458	341	43		2,933	19	—	255
45	31	331	83	168		1,686	8	277	142

7,016	11,723	66,170	18,707	5,190		705,613	5,609	1,726,547	288,274

$7,620,912	$1,863,018	$24,513,941	$1,094,483	$344,183		$19,546,341	$242,534	$10,623,003	$2,373,901

$5,978,584	$1,666,301	$18,774,184	$1,131,691	$343,533		$15,663,066	$221,949	$10,159,825	$2,333,281
87,846	23,405	205,449	19,251	377		177,952	986	89,995	10,801
148,048	(34,334)	874,412	(14,238)	(6,501)		772,167	(2,279)	97,435	1,246
1,406,434	207,646	4,659,896	(42,221)	6,774		2,933,156	21,878	275,748	28,573

$7,620,912	$1,863,018	$24,513,941	$1,094,483	$344,183		$19,546,341	$242,534	$10,623,003	$2,373,901

$6,193,276	$1,658,513	$19,783,656	$1,141,564	$338,098		$16,799,917	$220,902	$11,426,645	$2,405,647
—	—	—	—	—		—	—	—	—
—	133	816	191	343		—	41	4,767	979

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2016

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,706,154	$391,846	$360,169	$3,071,391	$7,867
Affiliated issuers	—	—	—	—	159,181
Cash	4,456	394	140	4,708	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Receivables for:
Sales of investments	39,278	117,375	—	176,374	7
Sales of fund’s shares	488	280	2,203	1,048	444
Dividends and interest	30,802	957	42	11,805	2
Deposits at brokers for futures contracts	—	—	—	—	2,986
Variation margin	82	248	—	2,617	25
Other	5	—	—	—	—

	1,781,265	511,100	362,554	3,267,943	170,512

Liabilities:
Payables for:
Purchases of investments	26,623	158,997	—	141,623	395
Repurchases of fund’s shares	2,453	109	101	1,522	27
Investment advisory services	669	119	93	856	14
Services provided by related parties	180	18	68	363	135
Trustees’ deferred compensation	53	2	21	57	— *
Variation margin	—	91	—	1,728	843
Non-U.S. taxes	7	—	—	—	—
Bank overdraft	—	—	—	—	—
Other	199	7	7	53	4

	30,184	159,343	290	146,202	1,418

Net assets at June 30, 2016	$1,751,081	$351,757	$362,264	$3,121,741	$169,094

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,023,789	$341,195	$362,582	$3,013,906	$187,234
Undistributed (distributions in excess of) net investment income	52,833	2,233	(345)	15,898	(124)
Undistributed (accumulated) net realized gain (loss)	(223,258)	5,158	—	44,247	4,473
Net unrealized appreciation (depreciation)	(102,283)	3,171	27	47,690	(22,489)

Net assets at June 30, 2016	$1,751,081	$351,757	$362,264	$3,121,741	$169,094

Investment securities, at cost:
Unaffiliated issuers	$1,808,615	$384,968	$360,142	$2,986,923	$7,867
Affiliated issuers	—	—	—	—	180,212
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

						unaudited (dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$—		$6,943		$5,878	$159,495
85,818		180,408		129,200	2,918,872
—		—		—	—
—		—		—	—

—		434		—	7,026
267		1,067		389	3,369
1		2		1	29
4,778		2,533		1,936	3,074
198		10		17	29
—		—		—	—

91,062		191,397		137,421	3,091,894

248		934		360	1,959
—	*	529		2	8,817
7		15		11	249
74		146		111	2,262
—	*	—	*	— *	6
792		704		544	1,902
—		—		—	—
22		—		—	—
2		5		3	545

1,145		2,333		1,031	15,740

$89,917		$189,064		$136,390	$3,076,154

$104,211		$194,513		$149,119	$3,116,487
(120)		174		(1)	1,191
1,400		9,614		9,532	42,524
(15,574)		(15,237)		(22,260)	(84,048)

$89,917		$189,064		$136,390	$3,076,154

$—		$6,943		$5,878	$159,495
100,723		193,956		150,009	3,000,755
—		—		—	—

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,563,735	$1,501,196	$6,748,085	$3,435,489	$1,635,970
Shares outstanding	67,249	78,599	108,082	211,202	84,761
Net asset value per share	$23.25	$19.10	$62.44	$16.27	$19.30
Class 2:
Net assets	$3,539,166	$2,313,915	$13,781,270	$3,850,314	$934,490
Shares outstanding	153,619	124,449	222,116	237,731	48,887
Net asset value per share	$23.04	$18.59	$62.05	$16.20	$19.12
Class 3:
Net assets			$183,123	$28,082
Shares outstanding			2,918	1,724
Net asset value per share			$62.75	$16.29
Class 4:
Net assets	$87,737	$36,258	$409,557	$54,673	$208,261
Shares outstanding	3,817	1,932	6,653	3,398	10,917
Net asset value per share	$22.99	$18.77	$61.56	$16.09	$19.08

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerlyCash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$944,872	$276,938	$38,290	$1,461,726
Shares outstanding	95,556	25,684	3,401	116,612
Net asset value per share	$9.89	$10.78	$11.26	$12.53
Class 2:
Net assets	$782,977	$63,554	$307,937	$1,581,363
Shares outstanding	80,353	5,911	28,005	127,495
Net asset value per share	$9.74	$10.75	$11.00	$12.40
Class 3:
Net assets	$12,030		$4,962	$10,996
Shares outstanding	1,213		447	876
Net asset value per share	$9.92		$11.11	$12.55
Class 4:
Net assets	$11,202	$11,265	$11,075	$67,656
Shares outstanding	1,072	1,055	994	5,449
Net asset value per share	$10.45	$10.67	$11.14	$12.42
Class P1:
Net assets					$618
Shares outstanding					61
Net asset value per share					$10.13
Class P2:
Net assets					$168,476
Shares outstanding					16,720
Net asset value per share					$10.08

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

						unaudited (dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$4,215,511	$429,595	$11,308,944	$808,337	$123,649		$11,897,640	$60,035	$6,390,901	$1,161,314
331,301	34,248	272,092	54,656	12,672		566,389	5,400	570,796	97,830
$12.72	$12.54	$41.56	$14.79	$9.76		$21.01	$11.12	$11.20	$11.87
$3,331,392	$1,423,582	$12,612,139	$251,590	$3		$5,029,366	$177,738	$4,144,582	$1,201,452
264,650	113,771	306,450	17,078	—	*	241,700	16,032	374,885	102,011
$12.59	$12.51	$41.16	$14.73	$9.76		$20.81	$11.09	$11.06	$11.78
		$155,419				$36,338
		3,736				1,729
		$41.60				$21.01
$74,009	$9,841	$437,439	$34,556	$220,531		$2,582,997	$4,761	$87,520	$11,135
5,876	792	10,698	2,354	22,636		124,546	431	7,900	950
$12.60	$12.42	$40.89	$14.68	$9.74		$20.74	$11.04	$11.08	$11.72

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$146	$263	$1,030	$972,935
16	24	98	83,925
$8.82	$11.01	$10.46	$11.59
$89,771	$188,801	$135,360	$2,103,219
10,232	17,243	13,002	181,706
$8.77	$10.95	$10.41	$11.57

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$50,322	$29,570	$154,315	$100,614	$24,204
Interest	709	2,995	2,135	4,610	5,973

	51,031	32,565	156,450	105,224	30,177

Fees and expenses*:
Investment advisory services	13,524	13,624	33,880	18,055	9,433
Distribution services	4,497	2,926	17,444	4,808	1,361
Insurance administrative services	106	42	477	61	227
Transfer agent services	— †	— †	1	1	— †
Administrative services	256	195	1,024	359	130
Reports to shareholders	136	73	587	187	65
Registration statement and prospectus	19	7	42	13	41
Trustees’ compensation	23	17	90	31	12
Auditing and legal	27	18	24	36	20
Custodian	300	359	202	702	499
Other	12	31	17	14	14

Total fees and expenses before waivers/reimbursements	18,900	17,292	53,788	24,267	11,802
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	—	—	—	—	—

Total fees and expenses after waivers/reimbursements	18,900	17,292	53,788	24,267	11,802

Net investment income (loss)	32,131	15,273	102,662	80,957	18,375

Net realized gain (loss) and unrealized (depreciation)appreciation:
Net realized gain (loss) on*:
Investments	30,890	(55,904)	1,209,114	(16,164)	(44,016)
Forward currency contracts	(3,311)	1,707	—	(4,878)	(338)
Interest rate swaps	—	—	—	—	—
Currency transactions	371	624	(355)	(200)	159

	27,950	(53,573)	1,208,759	(21,242)	(44,195)

Net unrealized (depreciation) appreciation on:
Investments	(250,988)	(129,899)	(1,127,972)	(142,019)	86,789
Forward currency contracts	268	3,887	—	(170)	(104)
Interest rate swaps	—	—	—	—	—
Currency translations	137	282	35	604	175

	(250,583)	(125,730)	(1,127,937)	(141,585)	86,860

Net realized gain (loss) and unrealized (depreciation)appreciation	(222,633)	(179,303)	80,822	(162,827)	42,665

Net (decrease) increase in net assets resulting from operations	$(190,502)	$(164,030)	$183,484	$(81,870)	$61,040

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

									unaudited (dollars in thousands)
Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$105,700		$29,528	$244,974	$23,600	$5,713	$140,710	$2,234	$16	$—
859		1,040	6,833	1,102	395	76,948	923	111,704	31,872

106,559		30,568	251,807	24,702	6,108	217,658	3,157	111,720	31,872

13,935		5,362	31,744	3,193	693	25,324	740	18,304	6,030
4,053		1,764	16,028	348	225	9,139	215	5,199	1,495
62		8	509	41	225	3,026	3	90	10
—	†	— †	1	— †	— †	1	— †	— †	— †
351		89	1,176	50	14	920	11	503	114
118		26	666	9	2	461	2	209	37
73		3	44	11	18	266	1	14	4
30		7	102	4	1	79	1	42	9
9		7	29	7	3	22	4	13	6
137		123	144	117	13	127	13	64	231
6		8	19	3	1	22	11	30	19

18,774		7,397	50,462	3,783	1,195	39,387	1,001	24,468	7,955
—		—	—	—	—	—	—	—	—
—		—	—	—	—	—	—	—	—

—		—	—	—	—	—	—	—	—

18,774		7,397	50,462	3,783	1,195	39,387	1,001	24,468	7,955

87,785		23,171	201,345	20,919	4,913	178,271	2,156	87,252	23,917

128,048		(2,747)	896,071	(16,634)	(4,760)	777,108	(2,430)	122,972	(7,451)
—		(656)	—	—	—	—	282	(27,272)	12,814
—		—	—	—	—	(1,972)	—	6,950	(1,761)
23		(208)	(2,793)	114	(33)	(103)	(22)	1,842	(1,143)

128,071		(3,611)	893,278	(16,520)	(4,793)	775,033	(2,170)	104,492	2,459

465,986		14,113	(340,345)	8,542	15,709	(80,304)	7,628	378,301	153,787
—		565	1,784	(221)	—	—	298	216	2,262
—		—	—	—	—	(4,158)	—	(23,945)	(7,367)
5		27	(87)	36	(36)	(8)	11	(87)	35

465,991		14,705	(338,648)	8,357	15,673	(84,470)	7,937	354,485	148,717

594,062		11,094	554,630	(8,163)	10,880	690,563	5,767	458,977	151,176

$681,847		$34,265	$755,975	$12,756	$15,793	$868,834	$7,923	$546,229	$175,093

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2016

	High- Income Bond Fund	Mortgage Fund		Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$221	$—		$—	$—		$351
Interest	59,698	3,140		731	23,775		7

	59,919	3,140		731	23,775		358

Fees and expenses*:
Investment advisory services	4,017	723		583	5,144		114
Distribution services	972	95		406	2,034		190
Insurance administrative services	8	16		16	81		190
Transfer agent services	— †	—	†	— †	—	†	— †
Administrative services	86	17		18	152		—
Accounting and administrative services	—	—		—	—		27
Reports to shareholders	28	2		6	47		2
Registration statement and prospectus	11	—	†	1	6		7
Trustees’ compensation	7	1		1	13		1
Auditing and legal	15	3		3	6		1
Custodian	7	9		1	13		6
Other	20	10		18	16		63

Total fees and expenses before waivers/reimbursements	5,171	876		1,053	7,512		601
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—		—	—		38
Miscellaneous fee reimbursements	—	—		—	—		84

Total waivers/reimbursements of fees and expenses	—	—		—	—		122

Total fees and expenses after waivers/reimbursements	5,171	876		1,053	7,512		479

Net investment income (loss)	54,748	2,264		(322)	16,263		(121)

Net realized gain (loss) and unrealized (depreciation)appreciation:
Net realized gain (loss) on*:
Investments	(67,177)	2,088		—	41,371		(2,658)
Forward currency contracts	21	—		—	—		—
Interest rate swaps	(969)	2,523		—	8,053		—
Credit default swaps	(1,183)	—		—	—		—
Futures contracts	—	1,073		—	4,258		(4,811)
Currency transactions	(88)	—		—	—		8
Capital gain distributions received	—	—		—	—		13,899

	(69,396)	5,684		—	53,682		6,438

Net unrealized (depreciation) appreciation on:
Investments	160,979	6,728		1	89,954		(8,710)
Forward currency contracts	(38)	—		—	—		—
Interest rate swaps	274	(6,139)		—	(55,853)		—
Credit default swaps	(527)	—		—	—		—
Futures contracts	—	1,276		—	17,848		(1,415)
Currency translations	112	—		—	—		—

	160,800	1,865		1	51,949		(10,125)

Net realized gain (loss) and unrealized (depreciation) appreciation	91,404	7,549		1	105,631		(3,687)

Net (decrease) increase in net assets resulting from operations	$146,152	$9,813		$(321)	$121,894		$(3,808)

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

		unaudited (dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$150	$682	$395	$8,997
3	8	6	159

153	690	401	9,156

64	120	95	2,106
107	199	158	2,474
107	199	159	3,511
— †	— †	— †	— †
—	—	—	—
26	27	27	58
1	2	1	34
5	5	5	76
— †	1	1	11
1	1	1	3
6	6	6	6
20	70	48	233

337	630	501	8,512

21	40	32	702
47	88	70	—

68	128	102	702

269	502	399	7,810

(116)	188	2	1,346

(3,209)	(721)	(1,685)	393
—	—	—	—
—	—	—	—
—	—	—	—
(2,203)	(3,223)	(2,578)	(28,244)
38	2	6	32
7,236	13,693	14,044	68,888

1,862	9,751	9,787	41,069

(4,256)	1,703	(8,199)	55,885
—	—	—	—
—	—	—	—
—	—	—	—
(503)	(1,618)	(1,325)	(639)
—	—	—	—

(4,759)	85	(9,524)	55,246

(2,897)	9,836	263	96,315

$(3,013)	$10,024	$265	$97,661

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$32,131	$41,258	$15,273	$(387)	$102,662	$156,971
Net realized gain (loss)	27,950	454,855	(53,573)	817,379	1,208,759	1,899,173
Net unrealized (depreciation) appreciation	(250,583)	(109,786)	(125,730)	(798,992)	(1,127,937)	(519,610)

Net (decrease) increase in net assets resulting from operations	(190,502)	386,327	(164,030)	18,000	183,484	1,536,534

Dividends and distributions paid to shareholders:
Dividends from net investment income	(14,651)	(61,500)	(893)	—	(41,568)	(151,371)
Distributions from net realized gain on investments	(443,911)	(539,532)	(724,863)	(331,551)	(1,900,853)	(4,626,506)

Total dividends and distributions paid to shareholders	(458,562)	(601,032)	(725,756)	(331,551)	(1,942,421)	(4,777,877)

Net capital share transactions	306,070	179,492	509,652	384,510	1,083,288	2,276,062

Total (decrease) increase in net assets	(342,994)	(35,213)	(380,134)	70,959	(675,649)	(965,281)
Net assets:
Beginning of period	5,533,632	5,568,845	4,231,503	4,160,544	21,797,684	22,762,965

End of period	$5,190,638	$5,533,632	$3,851,369	$4,231,503	$21,122,035	$21,797,684

Undistributed (distributions in excess of) net investment income	$17,224	$(256)	$7,475	$(6,905)	$90,956	$29,862

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$20,919	$26,405	$4,913	$3,949	$178,271	$317,583
Net realized gain (loss)	(16,520)	7,489	(4,793)	(1,225)	775,033	471,975
Net unrealized (depreciation) appreciation	8,357	(92,050)	15,673	(7,839)	(84,470)	(523,714)

Net (decrease) increase in net assets resulting from operations	12,756	(58,156)	15,793	(5,115)	868,834	265,844

Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,710)	(24,236)	(4,244)	(4,288)	(56,654)	(334,403)
Distributions from net realized gain on investments	(4,688)	(21,506)	—	—	(465,865)	(1,266,708)

Total dividends and distributions paid to shareholders	(7,398)	(45,742)	(4,244)	(4,288)	(522,519)	(1,601,111)

Net capital share transactions	96,246	88,567	95,629	171,242	829,459	2,142,966

Total (decrease) increase in net assets	101,604	(15,331)	107,178	161,839	1,175,774	807,699
Net assets:
Beginning of period	992,879	1,008,210	237,005	75,166	18,370,567	17,562,868

End of period	$1,094,483	$992,879	$344,183	$237,005	$19,546,341	$18,370,567

Undistributed (distributions in excess of) net investment income	$19,251	$1,042	$377	$(292)	$177,952	$56,335

See end of statements of changes in net assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31
2016*	2015	2016*	2015	2016*	2015	2016*	2015	2016*	2015

$80,957	$101,049	$18,375	$21,693	$87,785	$150,411	$23,171	$32,504	$201,345	$362,367
(21,242)	671,574	(44,195)	(83,494)	128,071	617,232	(3,611)	62,422	893,278	2,678,192
(141,585)	(1,114,934)	86,860	(22,006)	465,991	(966,960)	14,705	(115,761)	(338,648)	(2,629,717)

(81,870)	(342,311)	61,040	(83,807)	681,847	(199,317)	34,265	(20,835)	755,975	410,842

(11,423)	(129,375)	(2,164)	(19,569)	(28,164)	(147,049)	(5,261)	(36,339)	(69,903)	(352,790)
(637,485)	(446,067)	—	(149,097)	(595,206)	(712,444)	—	—	(2,694,335)	(3,606,146)

(648,908)	(575,442)	(2,164)	(168,666)	(623,370)	(859,493)	(5,261)	(36,339)	(2,764,238)	(3,958,936)

616,686	688,549	26,064	364,776	664,161	684,200	57,232	(52,395)	2,308,811	2,397,939

(114,092)	(229,204)	84,940	112,303	722,638	(374,610)	86,236	(109,569)	300,548	(1,150,155)

7,482,650	7,711,854	2,693,781	2,581,478	6,898,274	7,272,884	1,776,782	1,886,351	24,213,393	25,363,548

$7,368,558	$7,482,650	$2,778,721	$2,693,781	$7,620,912	$6,898,274	$1,863,018	$1,776,782	$24,513,941	$24,213,393

$50,256	$(19,278)	$(2,616)	$(18,827)	$87,846	$28,224	$23,405	$5,495	$205,449	$74,007

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31	Six months ended June 30	Year ended December 31
2016*	2015	2016*	2015	2016*	2015	2016*	2015	2016*	2015

$2,156	$3,604	$87,252	$180,900	$23,917	$54,947	$54,748	$116,865	$2,264	$2,886
(2,170)	201	104,492	66,981	2,459	(73,021)	(69,396)	(76,908)	5,684	5,622
7,937	(5,965)	354,485	(215,539)	148,717	(80,680)	160,800	(174,986)	1,865	(1,739)

7,923	(2,160)	546,229	32,342	175,093	(98,754)	146,152	(135,029)	9,813	6,769

—	(2,403)	(58,633)	(182,773)	—	(1,846)	(20,488)	(114,287)	(835)	(5,398)
—	(2,968)	(35,948)	(192,440)	(4,207)	(69,034)	—	—	(3,533)	(4,268)

—	(5,371)	(94,581)	(375,213)	(4,207)	(70,880)	(20,488)	(114,287)	(4,368)	(9,666)

15,347	11,046	246,456	697,150	(42,536)	(169,118)	(169,815)	82,072	4,182	219

23,270	3,515	698,104	354,279	128,350	(338,752)	(44,151)	(167,244)	9,627	(2,678)

219,264	215,749	9,924,899	9,570,620	2,245,551	2,584,303	1,795,232	1,962,476	342,130	344,808

$242,534	$219,264	$10,623,003	$9,924,899	$2,373,901	$2,245,551	$1,751,081	$1,795,232	$351,757	$342,130

$986	$(1,170)	$89,995	$61,376	$10,801	$(13,116)	$52,833	$18,573	$2,233	$804

American Funds Insurance Series

Statements of changes in net assets

	Ultra-Short Bond Fund (formerly Cash Management Fund)		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$(322)	$(1,713)	$16,263	$29,322	$(121)	$351
Net realized gain (loss)	—	1	53,682	73,799	6,438	13,382
Net unrealized (depreciation) appreciation	1	10	51,949	(45,379)	(10,125)	(13,947)

Net (decrease) increase in net assets resulting from operations	(321)	(1,702)	121,894	57,742	(3,808)	(214)

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(7,777)	(48,582)	(331)	—
Distributions from net realized gain on investments	—	—	(60,973)	(27,147)	(15,012)	—

Total dividends and distributions paid to shareholders	—	—	(68,750)	(75,729)	(15,343)	—

Net capital share transactions	(851)	(29,927)	6,711	(393,940)	42,413	66,782

Total (decrease) increase in net assets	(1,172)	(31,629)	59,855	(411,927)	23,262	66,568
Net assets:
Beginning of period	363,436	395,065	3,061,886	3,473,813	145,832	79,264

End of period	$362,264	$363,436	$3,121,741	$3,061,886	$169,094	$145,832

Undistributed (distributions in excess of) net investment income	$(345)	$(23)	$15,898	$7,412	$(124)	$328

*	Unaudited.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$(116)	$904	$188	$1,959	$2	$1,056	$1,346	$31,209
1,862	1,838	9,751	7,704	9,787	8,928	41,069	111,792
(4,759)	(9,188)	85	(19,476)	(9,524)	(14,317)	55,246	(170,931)

(3,013)	(6,446)	10,024	(9,813)	265	(4,333)	97,661	(27,930)

(843)	(14)	(2,237)	(530)	(1,331)	(67)	(34,288)	(38,084)
(2,185)	—	(5,924)	—	(8,465)	—	(93,578)	(48,390)

(3,028)	(14)	(8,161)	(530)	(9,796)	(67)	(127,866)	(86,474)

12,798	43,513	49,796	49,641	23,252	51,303	441,340	722,454

6,757	37,053	51,659	39,298	13,721	46,903	411,135	608,050

83,160	46,107	137,405	98,107	122,669	75,766	2,665,019	2,056,969

$89,917	$83,160	$189,064	$137,405	$136,390	$122,669	$3,076,154	$2,665,019

$(120)	$839	$174	$2,223	$(1)	$1,328	$1,191	$34,133

American Funds Insurance Series

Notes to financial statements unaudited	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

American Funds Insurance Series

Ultra-Short Bond Fund — On May 1, 2016, the fund changed its name from Cash Management Fund to Ultra-Short Bond Fund in accordance with a resolution approved by shareholders on December 4, 2015, to convert the fund to an ultra-short-term bond fund. The fund seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2016 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$633,369	$631,466	$—	$1,264,835
Consumer discretionary	805,224	282,754	—	1,087,978
Health care	490,154	408,056	—	898,210
Financials	153,037	359,249	—	512,286
Consumer staples	50,742	284,580	—	335,322
Industrials	80,217	153,323	—	233,540
Energy	112,190	68,184	—	180,374
Telecommunication services	—	76,297	—	76,297
Other	25,901	24,029	—	49,930
Miscellaneous	83,928	173,305	—	257,233
Bonds, notes & other debt instruments	—	2,007	—	2,007
Short-term securities	—	312,334	—	312,334

Total	$2,434,762	$2,775,584	$—	$5,210,346

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(322)	$—	$(322)

*	Securities with a value of $2,461,243,000, which represented 47.42% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$315,634	$340,036	$4	$655,674
Information technology	316,427	206,663	—	523,090
Health care	429,474	80,655	—	510,129
Industrials	95,239	183,490	—	278,729
Financials	90,951	174,719	—	265,670
Consumer staples	84,702	173,896	—	258,598
Energy	179,463	42,776	8,828	231,067
Materials	106,972	73,029	—	180,001
Utilities	—	83,655	31	83,686
Telecommunication services	—	11,560	—	11,560
Miscellaneous	96,227	91,281	—	187,508
Rights & warrants	208	—	39	247
Bonds, notes & other debt instruments	—	121,812	—	121,812
Short-term securities	—	528,527	—	528,527

Total	$1,715,297	$2,112,099	$8,902	$3,836,298

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,683	$—	$4,683
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(295)	—	(295)

Total	$—	$4,388	$—	$4,388

*	Securities with a value of $1,455,844,000, which represented 37.80% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,216,815	$730,538	$—	$4,947,353
Consumer discretionary	4,570,452	27,481	—	4,597,933
Health care	3,020,880	9,626	—	3,030,506
Financials	1,885,682	117,048	—	2,002,730
Energy	1,842,346	—	—	1,842,346
Consumer staples	1,412,858	151,043	—	1,563,901
Industrials	1,005,249	167,972	—	1,173,221
Telecommunication services	211,039	13,090	—	224,129
Other	266,609	1,437	—	268,046
Miscellaneous	396,414	80,345	—	476,759
Convertible stocks	—	—	13,104	13,104
Convertible bonds	—	5,300	—	5,300
Short-term securities	—	963,148	—	963,148

Total	$18,828,344	$2,267,028	$13,104	$21,108,476

*	Securities with a value of $1,297,142,000, which represented 6.14% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$41,252	$1,173,335	$—	$1,214,587
Information technology	192,494	750,242	—	942,736
Health care	59,207	823,249	—	882,456
Consumer discretionary	56,435	777,132	—	833,567
Industrials	21,050	636,023	—	657,073
Consumer staples	28,049	568,308	—	596,357
Materials	85,955	421,136	—	507,091
Utilities	—	392,038	—	392,038
Energy	75,473	240,981	—	316,454
Telecommunication services	—	240,610	—	240,610
Miscellaneous	12,908	233,877	—	246,785
Bonds, notes & other debt instruments	—	73,875	—	73,875
Short-term securities	—	462,604	—	462,604

Total	$572,823	$6,793,410	$—	$7,366,233

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,735	$—	$4,735
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,488)	—	(4,488)

Total	$—	$247	$—	$247

*	Securities with a value of $6,032,519,000, which represented 81.87% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$161,379	$273,043	$—	$434,422
Information technology	161,527	258,347	—	419,874
Financials	180,607	174,977	29	355,613
Health care	95,909	140,791	—	236,700
Industrials	58,060	122,221	—	180,281
Energy	64,986	96,865	—	161,851
Consumer staples	58,470	96,273	—	154,743
Telecommunication services	4,942	49,092	—	54,034
Materials	28,672	22,498	885	52,055
Utilities	—	37,613	—	37,613
Miscellaneous	24,394	105,934	—	130,328
Rights & warrants	—	33,559	11,234	44,793
Convertible bonds	—	6,581	—	6,581
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	140,911	—	140,911
Corporate bonds & notes	—	14,493	—	14,493
U.S. Treasury bonds & notes	—	1,505	—	1,505
Short-term securities	—	347,689	—	347,689

Total	$838,946	$1,922,392	$12,148	$2,773,486

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$61	$—	$61
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(136)	—	(136)

Total	$—	$(75)	$—	$(75)

*	Securities with a value of $1,363,311,000, which represented 49.06% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,231,149	$—	$—	$1,231,149
Information technology	1,019,138	—	—	1,019,138
Industrials	969,593	—	—	969,593
Consumer staples	801,252	—	—	801,252
Telecommunication services	745,097	—	—	745,097
Energy	729,912	—	—	729,912
Materials	408,076	—	—	408,076
Financials	353,080	—	—	353,080
Consumer discretionary	313,550	—	—	313,550
Utilities	309,139	—	—	309,139
Miscellaneous	291,024	—	—	291,024
Short-term securities	—	428,706	—	428,706

Total	$7,171,010	$428,706	$—	$7,599,716

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$213,178	$62,313	$—	$275,491
Information technology	114,440	126,613	—	241,053
Consumer discretionary	107,519	129,175	—	236,694
Health care	116,060	58,310	—	174,370
Consumer staples	99,659	71,519	—	171,178
Industrials	105,872	48,016	—	153,888
Energy	82,249	14,801	—	97,050
Utilities	32,164	59,857	—	92,021
Materials	46,134	34,549	—	80,683
Telecommunication services	31,918	36,461	—	68,379
Miscellaneous	58,441	29,854	—	88,295
Preferred securities	459	—	—	459
Bonds, notes & other debt instruments	—	41,296	—	41,296
Short-term securities	—	144,720	—	144,720

Total	$1,008,093	$857,484	$—	$1,865,577

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$648	$—	$648
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)

Total	$—	$623	$—	$623

*	Securities with a value of $671,468,000, which represented 36.04% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,933,566	$77,772	$—	$4,011,338
Information technology	3,569,287	96,727	—	3,666,014
Consumer discretionary	2,991,538	202,180	—	3,193,718
Financials	2,344,062	130,406	—	2,474,468
Consumer staples	1,913,375	215,721	—	2,129,096
Energy	1,741,794	304,888	—	2,046,682
Industrials	1,821,208	122,606	—	1,943,814
Materials	1,177,239	91,748	—	1,268,987
Telecommunication services	699,018	—	—	699,018
Utilities	264,800	—	—	264,800
Miscellaneous	758,270	160,758	—	919,028
Convertible stocks	5,178	5,157	—	10,335
Convertible bonds	—	129,071	—	129,071
Bonds, notes & other debt instruments	—	297,947	—	297,947
Short-term securities	—	1,387,612	—	1,387,612

Total	$21,219,335	$3,222,593	$—	$24,441,928

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,784	$—	$1,784

*	Securities with a value of $1,312,902,000, which represented 5.36% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,481	$173,704	$—	$192,185
Consumer staples	42,753	142,107	—	184,860
Utilities	—	136,403	—	136,403
Consumer discretionary	—	97,001	—	97,001
Health care	6,580	88,566	—	95,146
Industrials	—	86,604	—	86,604
Energy	29,021	51,929	—	80,950
Telecommunication services	2,471	38,634	—	41,105
Information technology	—	32,967	—	32,967
Materials	3,265	14,229	—	17,494
Miscellaneous	5,680	3,103	—	8,783
Convertible bonds	—	2,438	—	2,438
Bonds, notes & other debt instruments	—	31,418	—	31,418
Short-term securities	—	92,277	—	92,277

Total	$108,251	$991,380	$—	$1,099,631

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(221)	$—	$(221)

*	Securities with a value of $851,908,000, which represented 77.84% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$36,848	$17,038	$—	$53,886
Financials	22,826	17,597	—	40,423
Telecommunication services	13,580	19,795	—	33,375
Utilities	6,816	24,486	—	31,302
Energy	20,943	5,856	—	26,799
Health care	12,424	10,837	—	23,261
Information technology	14,951	6,566	—	21,517
Consumer discretionary	8,263	9,749	—	18,012
Industrials	5,943	10,720	—	16,663
Materials	3,946	4,449	—	8,395
Miscellaneous	2,601	2,093	—	4,694
Convertible stocks	1,370	—	—	1,370
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	19,296	—	19,296
Mortgage-backed obligations	—	18,612	—	18,612
Corporate bonds & notes	—	10,276	—	10,276
Asset-backed obligations	—	4,334	—	4,334
Short-term securities	—	12,699	—	12,699

Total	$150,511	$194,403	$—	$344,914

*	Securities with a value of $129,186,000, which represented 37.53% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$2,928,299	$137,512	$—	$3,065,811
Health care	1,589,929	—	184	1,590,113
Consumer discretionary	1,404,836	50,565	—	1,455,401
Financials	1,346,502	—	—	1,346,502
Energy	1,068,507	—	—	1,068,507
Industrials	983,264	45,500	—	1,028,764
Materials	873,406	—	941	874,347
Consumer staples	761,306	—	—	761,306
Telecommunication services	206,814	—	—	206,814
Utilities	124,426	—	—	124,426
Miscellaneous	661,821	183,510	1,525	846,856
Convertible stocks	—	6,081	—	6,081
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,839,302	—	2,839,302
Corporate bonds & notes	—	1,687,339	11,501	1,698,840
Mortgage-backed obligations	—	973,440	—	973,440
Federal agency bonds & notes	—	50,362	—	50,362
Other	—	116,907	—	116,907
Short-term securities	—	1,688,283	—	1,688,283

Total	$11,949,110	$7,778,801	$14,151	$19,742,062

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$7,664	$—	$7,664
Liabilities:
Unrealized depreciation on interest rate swaps	—	(16,574)	—	(16,574)

Total	$—	$(8,910)	$—	$(8,910)

*	Securities with a value of $408,609,000, which represented 2.09% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$8,388	$15,018	$—	$23,406
Health care	17,229	4,768	—	21,997
Consumer staples	12,655	8,686	—	21,341
Information technology	7,899	10,604	—	18,503
Energy	9,837	3,503	—	13,340
Financials	5,791	6,999	—	12,790
Consumer discretionary	8,153	3,359	—	11,512
Materials	8,005	2,484	—	10,489
Utilities	—	3,061	—	3,061
Telecommunication services	1,555	568	—	2,123
Convertible bonds	—	276	—	276
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	39,953	—	39,953
U.S. Treasury bonds & notes	—	23,032	—	23,032
Corporate bonds & notes	—	15,946	—	15,946
Mortgage-backed obligations	—	5,232	—	5,232
Asset-backed obligations	—	325	—	325
Short-term securities	—	19,097	—	19,097

Total	$79,512	$162,911	$—	$242,423

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$506	$—	$506
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(144)	—	(144)

Total	$—	$362	$—	$362

*	Securities with a value of $59,050,000, which represented 24.35% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,795,950	$—	$3,795,950
Corporate bonds & notes	—	3,068,655	372	3,069,027
Mortgage-backed obligations	—	2,365,535	—	2,365,535
Bonds & notes of governments & government agencies outside the U.S.	—	471,822	—	471,822
Asset-backed obligations	—	154,015	—	154,015
Municipals	—	101,976	—	101,976
Federal agency bonds & notes	—	75,611	—	75,611
Common stocks	149	—	655	804
Short-term securities	—	1,690,772	—	1,690,772

Total	$149	$11,724,336	$1,027	$11,725,512

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,408	$—	$3,408
Unrealized appreciation on interest rate swaps	—	34,915	—	34,915
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,224)	—	(4,224)
Unrealized depreciation on interest rate swaps	—	(57,023)	—	(57,023)

Total	$—	$(22,924)	$—	$(22,924)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$282,156	$—	$282,156
Japanese yen	—	222,772	—	222,772
Mexican pesos	—	120,933	—	120,933
Polish zloty	—	97,636	—	97,636
Hungarian forints	—	80,932	—	80,932
Danish kroner	—	77,535	—	77,535
British pounds	—	64,039	—	64,039
Malaysian ringgits	—	51,681	—	51,681
Indian rupees	—	32,166	—	32,166
U.S. dollars	—	1,198,887	159	1,199,046
Other	—	54,814	—	54,814
Convertible stocks	—	208	—	208
Common stocks	411	173	459	1,043
Short-term securities	—	151,970	—	151,970

Total	$411	$2,435,902	$618	$2,436,931

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$8,386	$—	$8,386
Unrealized appreciation on interest rate swaps	—	1,239	—	1,239
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,458)	—	(3,458)
Unrealized depreciation on interest rate swaps	—	(8,541)	—	(8,541)

Total	$—	$(2,374)	$—	$(2,374)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,560,425	$11,274	$1,571,699
Asset-backed obligations	—	11,915	—	11,915
Other	—	14,181	—	14,181
Convertible bonds	—	4,003	—	4,003
Convertible stocks	3,763	3,698	—	7,461
Preferred securities	2,226	—	—	2,226
Common stocks	10,452	2,249	3,682	16,383
Short-term securities	—	78,286	—	78,286

Total	$16,441	$1,674,757	$14,956	$1,706,154

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$179	$—	$179

*	Credit default swaps are not included in the investment portfolio.

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$257,935	$—	$257,935
U.S. Treasury bonds & notes	—	35,365	—	35,365
Asset-backed obligations	—	33,300	1,867	35,167
Federal agency bonds & notes	—	15,548	—	15,548
Short-term securities	—	47,831	—	47,831

Total	$—	$389,979	$1,867	$391,846

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$3,940	$—	$3,940
Unrealized appreciation on futures contracts	1,794	—	—	1,794
Liabilities:
Unrealized depreciation on interest rate swaps	—	(8,924)	—	(8,924)
Unrealized depreciation on futures contracts	(518)	—	—	(518)

Total	$1,276	$(4,984)	$—	$(3,708)

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2016, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,325,445	$—	$1,325,445
Federal agency bonds & notes	—	860,767	—	860,767
Mortgage-backed obligations	—	685,174	—	685,174
Short-term securities	—	200,005	—	200,005

Total	$—	$3,071,391	$—	$3,071,391

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$45,400	$—	$45,400
Unrealized appreciation on futures contracts	20,177	—	—	20,177
Liabilities:
Unrealized depreciation on interest rate swaps	—	(100,025)	—	(100,025)
Unrealized depreciation on futures contracts	(2,329)	—	—	(2,329)

Total	$17,848	$(54,625)	$—	$(36,777)

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund have participated in a transaction that involves unfunded commitments, which may obligate each fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure of Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund as of June 30, 2016 was $471,000, $109,000 and $719,000, respectively. Should such commitments become due in full, these amounts would represent less than 0.01% of the net assets of Asset Allocation Fund and 0.04% of the net assets of Global Bond Fund and High-Income Bond Fund, in each case as of June 30, 2016.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2016, Global Growth Fund, Global Small Capitalization

American Funds Insurance Series

Fund, International Fund, New World Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Global Balanced Fund, Bond Fund and Global Bond Fund had open forward currency contracts. As of June 30, 2016, High-Income Bond Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held by High-Income Bond Fund was $2,585,000.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2016, Asset Allocation Fund, Bond Fund, Global Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps. As of June 30, 2016, High-Income Bond Fund did not have any open interest rate swaps. The average month-end notional amount of open interest rate swaps while held by High-Income Bond Fund was $31,888,000.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of June 30, 2016, High-Income Bond Fund had open credit default swaps.

American Funds Insurance Series

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of June 30, 2016, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund held futures contracts.

American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of June 30, 2016 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$4,683	$4,735
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$—	$4,683	$4,735

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$322	$295	$4,488
Forward currency	Currency	Payables for closed forward currency contracts	38	60	233
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$360	$355	$4,721

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(3,311)	$1,707	$(4,878)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(3,311)	$1,707	$(4,878)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$268	$3,887	$(170)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$268	$3,887	$(170)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$61	$648	$1,784
Forward currency	Currency	Receivables for closed forward currency contracts	3	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$64	$648	$1,784

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$136	$25	$—
Forward currency	Currency	Payables for closed forward currency contracts	38	33	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$174	$58	$—

Net realized (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized loss on forward currency contracts	$(338)	$(656)	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(338)	$(656)	$—

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(104)	$565	$1,784
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(104)	$565	$1,784

See end of tables for footnote.

American Funds Insurance Series

			International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$506
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	42
Interest rate swaps	Interest	Net unrealized appreciation*	—	7,664	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$—	$7,664	$548

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$221	$—	$144
Forward currency	Currency	Payables for closed forward currency contracts	—	—	86
Interest rate swaps	Interest	Net unrealized depreciation*	—	16,574	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$221	$16,574	$230

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$282
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	(1,972)	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$—	$(1,972)	$282

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(221)	$—	$298
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	—	(4,158)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(221)	$(4,158)	$298

American Funds Insurance Series

			Bond Fund	Global Bond Fund	High- Income Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$3,408	$8,386	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	1,986	—
Interest rate swaps	Interest	Net unrealized appreciation*	34,915	1,239	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	179
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$38,323	$11,611	$179

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$4,224	$3,458	$—
Forward currency	Currency	Payables for closed forward currency contracts	274	2,920	—
Interest rate swaps	Interest	Net unrealized depreciation*	57,023	8,541	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$61,521	$14,919	$—

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(27,272)	$12,814	$21
Interest rate swaps	Interest	Net realized gain (loss) on interest rate swaps	6,950	(1,761)	(969)
Credit default swaps	Credit	Net realized loss on credit default swaps	—	—	(1,183)
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(20,322)	$11,053	$(2,131)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$216	$2,262	$(38)
Interest rate swaps	Interest	Net unrealized (depreciation) appreciation on interest rate swaps	(23,945)	(7,367)	274
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	—	—	(527)
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(23,729)	$(5,105)	$(291)

See end of tables for footnote.

American Funds Insurance Series

			Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	3,940	45,400	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	1,794	20,177	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	79

			$5,734	$65,577	$79

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	8,924	100,025	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	518	2,329	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	1,535
Futures contracts	Currency	Net unrealized depreciation*	—	—	2

			$9,442	$102,354	$1,537

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	2,523	8,053	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	1,073	4,258	—
Futures contracts	Equity	Net realized loss on futures contracts	—	—	(4,735)
Futures contracts	Currency	Net realized loss on futures contracts	—	—	(76)

			$3,596	$12,311	$(4,811)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(6,139)	(55,853)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	1,276	17,848	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	—	—	(1,472)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	57

			$(4,863)	$(38,005)	$(1,415)

American Funds Insurance Series

			Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	103	—	—
Futures contracts	Currency	Net unrealized appreciation*	721	23	23

			$824	$23	$23

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	1,323	1,712	1,474
Futures contracts	Currency	Net unrealized depreciation*	170	—	—

			$1,493	$1,712	$1,474

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(1,211)	(3,237)	(2,538)
Futures contracts	Currency	Net realized (loss) gain on futures contracts	(992)	14	(40)

			$(2,203)	$(3,223)	$(2,578)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	(998)	(1,619)	(1,323)
Futures contracts	Currency	Net unrealized appreciation (depreciation) on futures contracts	495	1	(2)

			$(503)	$(1,618)	$(1,325)

See end of tables for footnote.

American Funds Insurance Series

Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—
Interest rate swaps	Interest	Net unrealized appreciation*	—
Credit default swaps	Credit	Net unrealized appreciation*	—
Futures contracts	Interest	Net unrealized appreciation*	—
Futures contracts	Equity	Net unrealized appreciation*	—
Futures contracts	Currency	Net unrealized appreciation*	35

$35

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—
Forward currency	Currency	Payables for closed forward currency contracts	—
Interest rate swaps	Interest	Net unrealized depreciation*	—
Credit default swaps	Credit	Net unrealized depreciation*	—
Futures contracts	Interest	Net unrealized depreciation*	—
Futures contracts	Equity	Net unrealized depreciation*	2,200
Futures contracts	Currency	Net unrealized depreciation*	—

$2,200

Net realizedloss Loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—
Futures contracts	Interest	Net realized gain on futures contracts	—
Futures contracts	Equity	Net realized loss on futures contracts	(27,934)
Futures contracts	Currency	Net realized loss on futures contracts	(310)

$(28,244)

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	(626)
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(13)

$(639)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures contracts and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2016 if close-out netting was exercised (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$360	$—	$(287)	$—	$73

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$161	$(134)	$—	$—	$27
Citibank	1,327	—	(1,327)	—	—
HSBC Bank	2,861	(69)	(2,689)	—	103
JPMorgan Chase	182	—	(182)	—	—
UBS AG	152	(152)	—	—	—

Total	$4,683	$(355)	$(4,198)	$—	$130

Liabilities:
Barclays Bank PLC	$134	$(134)	$—	$—	$—
HSBC Bank	69	(69)	—	—	—
UBS AG	152	(152)	—	—	—

Total	$355	$(355)	$—	$—	$—

See end of tables for footnote.

American Funds Insurance Series

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$282	$(282)	$—	$—	$—
HSBC Bank	352	(78)	(274)	—	—
JPMorgan Chase	292	(40)	(252)	—	—
UBS AG	3,809	(91)	(3,636)	—	82

Total	$4,735	$(491)	$(4,162)	$—	$82

Liabilities:
Bank of America, N.A.	$960	$—	$(581)	$—	$379
Barclays Bank PLC	3,516	(282)	(3,123)	—	111
Citibank	36	—	—	—	36
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	40	(40)	—	—	—
UBS AG	91	(91)	—	—	—

Total	$4,721	$(491)	$(3,704)	$—	$526

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$3	$(3)	$—	$—	$—
HSBC Bank	23	—	—	—	23
JPMorgan Chase	38	(38)	—	—	—

Total	$64	$(41)	$—	$—	$23

Liabilities:
Bank of America, N.A.	$73	$—	$—	$—	$73
Citibank	36	(3)	—	—	33
JPMorgan Chase	43	(38)	—	—	5
UBS AG	22	—	—	—	22

Total	$174	$(41)	$—	$—	$133

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$498	$(33)	$(465)	$—	$—
Citibank	150	—	—	—	150

Total	$648	$(33)	$(465)	$—	$150

Liabilities:
Bank of America, N.A.	$33	$(33)	$—	$—	$—
HSBC Bank	25	—	—	—	25

Total	$58	$(33)	$—	$—	$25

American Funds Insurance Series

Growth-Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$449	$—	$(336)	$—	$113
HSBC Bank	444	—	(331)	—	113
JPMorgan Chase	447	—	—	—	447
UBS AG	444	—	(321)	—	123

Total	$1,784	$—	$(988)	$—	$796

International Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$221	$—	$—	$—	$221

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$122	$(8)	$—	$—	$114
Citibank	69	(30)	—	—	39
HSBC Bank	213	(26)	—	—	187
JPMorgan Chase	56	(56)	—	—	—
UBS AG	88	(30)	—	—	58

Total	$548	$(150)	$—	$—	$398

Liabilities:
Bank of America, N.A.	$32	$—	$—	$—	$32
Bank of New York Mellon	6	—	—	—	6
Barclays Bank PLC	8	(8)	—	—	—
Citibank	30	(30)	—	—	—
HSBC Bank	26	(26)	—	—	—
JPMorgan Chase	98	(56)	—	—	42
UBS AG	30	(30)	—	—	—

Total	$230	$(150)	$—	$—	$80

See end of tables for footnote.

American Funds Insurance Series

Bond Fund

Counterparty		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$624	$(624)	$—	$—	$—
Barclays Bank PLC	71	(1)	—	—	70
Citibank	1,086	—	(580)	—	506
HSBC Bank	1,096	—	(718)	—	378
UBS AG	531	(531)	—	—	—

Total	$3,408	$(1,156)	$(1,298)	$—	$954

Liabilities:
Bank of America, N.A.	$3,420	$(624)	$(2,617)	$—	$179
Barclays Bank PLC	1	(1)	—	—	—
JPMorgan Chase	296	—	—	—	296
UBS AG	781	(531)	(250)	—	—

Total	$4,498	$(1,156)	$(2,867)	$—	$475

Global Bond Fund

Counterparty		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$491	$(490)	$—	$—	$1
Barclays Bank PLC	1,189	(1,088)	(101)	—	—
Citibank	1,478	(1,011)	(467)	—	—
HSBC Bank	4,369	(1,237)	(3,132)	—	—
JPMorgan Chase	1,195	(1,195)	—	—	—
UBS AG	1,651	(625)	(1,026)	—	—

Total	$10,373	$5,646	$(4,726)	$—	$1

Liabilities:
Bank of America, N.A.	$490	$(490)	$—	$—	$—
Barclays Bank PLC	1,088	(1,088)	—	—	—
Citibank	1,011	(1,011)	—	—	—
HSBC Bank	1,237	(1,237)	—	—	—
JPMorgan Chase	1,929	(1,195)	(734)	—	—
UBS AG	625	(625)	—	—	—

Total	$6,380	$(5,646)	$(734)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds Insurance Series

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2009; Growth Fund and Growth-Income Fund for tax years before 2010; International Growth and Income Fund and Global Balanced Fund for tax years before 2011; and Asset Allocation Fund, Bond Fund and Global Bond Fund for tax years before 2015. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2015. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2015:
Undistributed ordinary income	$32,894	$11,421	$41,300	$11,250	$2,125	$89,456
Undistributed long-term capital gain	425,513	714,068	1,900,761	637,417	—	533,399
Capital loss carryforward:
No expiration	—	—	—	—	(72,641)	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	1,193,441	671,515	6,231,767	883,993	385,792	1,616,292
Gross unrealized depreciation on investment securities	(191,219)	(603,637)	(754,995)	(699,526)	(227,453)	(189,251)
Net unrealized appreciation (depreciation) on investment securities	1,002,222	67,878	5,476,772	184,467	158,339	1,427,041

Cost of investment securities	4,208,124	3,768,420	15,631,704	7,181,766	2,615,147	6,172,675

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2015:
Undistributed ordinary income	$5,232	$199,886	$2,684	$21	$58,950	$—
Late year ordinary loss deferral*	—	—	—	—	—	(355)
Undistributed long-term capital gain	—	2,563,501	4,647	—	463,050	—
Post-October capital loss deferral*	(12,225)	—	—	—	—	(855)
Capital loss carryforward:
No expiration	—	—	—	(1,684)	—	—
Expiring 2017	(17,429)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	(17,726)	—	—	(1,684)	—	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	283,796	5,917,391	73,779	20,434	3,402,237	30,109
Gross unrealized depreciation on investment securities	(77,167)	(1,272,453)	(115,027)	(14,211)	(462,344)	(8,605)
Net unrealized appreciation (depreciation) on investment securities	206,629	4,644,938	(41,248)	6,223	2,939,893	21,504

Cost of investment securities	1,658,948	19,796,990	1,140,879	338,691	16,802,169	220,919

American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2015:
Undistributed ordinary income	$74,947	$—	$20,431	$4,155	$—	$51,560
Late year ordinary loss deferral*	—	(7,647)	—	—	—	—
Undistributed long-term capital gain	18,561	1,747	—	185	—	17,063
Post-October capital loss deferral*	—	(655)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(97,754)	—	—	—
Expiring 2017	—	—	(45,026)	—	—	—

	—	—	(142,780)	—	—	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	344,534	98,964	32,698	6,584	28	75,418
Gross unrealized depreciation on investment securities	(49,639)	(68,598)	(147,966)	(232)	(1)	(528)
Net unrealized appreciation (depreciation) on investment securities	294,895	30,366	(115,268)	6,352	27	74,890

Cost of investment securities	11,430,617	2,406,565	1,821,422	385,494	360,142	2,996,501

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2015:
Undistributed ordinary income	$328	$839	$2,223	$1,328	$34,133
Undistributed long-term capital gain	14,998	2,179	5,911	8,464	93,485

As of June 30, 2016:
Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(25,699)	(18,829)	(14,464)	(22,879)	(81,939)
Net unrealized appreciation (depreciation) on investment securities	(25,699)	(18,829)	(14,464)	(22,879)	(81,939)

Cost of investment securities	192,747	104,647	201,815	157,957	3,160,306

*	These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$10,322	$126,735	$137,057	$34,454	$137,198	$171,652
Class 2	22,076	291,772	313,848	74,382	349,551	423,933
Class 4	510	7,147	7,657	1,272	4,175	5,447

Total	$32,908	$425,654	$458,562	$110,108	$490,924	$601,032

American Funds Insurance Series

Global Small Capitalization Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,976	$273,687	$278,663	$14,631	$107,277	$121,908
Class 2	6,472	433,806	440,278	24,973	183,098	208,071
Class 4	100	6,715	6,815	189	1,383	1,572

Total	$11,548	$714,208	$725,756	$39,793	$291,758	$331,551

Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$15,245	$603,135	$618,380	$59,092	$1,460,328	$1,519,420
Class 2	25,371	1,244,603	1,269,974	88,259	3,114,763	3,203,022
Class 3	352	16,336	16,688	1,311	42,040	43,351
Class 4	600	36,779	37,379	2,709	9,375	12,084

Total	$41,568	$1,900,853	$1,942,421	$151,371	$4,626,506	$4,777,877

International Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$6,133	$296,124	$302,257	$63,527	$196,800	$260,327
Class 2	5,192	334,251	339,443	64,651	245,172	309,823
Class 3	40	2,445	2,485	540	2,060	2,600
Class 4	58	4,665	4,723	657	2,035	2,692

Total	$11,423	$637,485	$648,908	$129,375	$446,067	$575,442

New World Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$1,608	$—	$1,608	$33,998	$63,241	$97,239
Class 2	491	—	491	20,466	43,910	64,376
Class 4	65	—	65	2,315	4,736	7,051

Total	$2,164	$—	$2,164	$56,779	$111,887	$168,666

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2016					Year ended December 31, 2015
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$49,881		$292,080	$341,961		$104,537		$336,268	$440,805
Class 2	38,963		236,696	275,659		88,048		328,339	416,387
Class 4	817		4,933	5,750		650		1,651	2,301

Total	$89,661		$533,709	$623,370		$193,235		$666,258	$859,493

Global Growth and Income Fund

	Six months ended June 30, 2016					Year ended December 31, 2015
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains	Total dividends paid
Class 1	$1,361		$—	$1,361		$6,244		$—	$6,244
Class 2	3,873		—	3,873		30,016		—	30,016
Class 4	27		—	27		79		—	79

Total	$5,261		$—	$5,261		$36,339		$—	$36,339

Growth-Income Fund

	Six months ended June 30, 2016					Year ended December 31, 2015
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$94,265		$1,172,061	$1,266,326		$211,212		$1,523,989	$1,735,201
Class 2	101,489		1,329,722	1,431,211		227,897		1,955,599	2,183,496
Class 3	1,258		16,262	17,520		2,968		24,839	27,807
Class 4	3,347		45,834	49,181		5,428		7,004	12,432

Total	$200,359		$2,563,879	$2,764,238		$447,505		$3,511,431	$3,958,936

International Growth and Income Fund

	Six months ended June 30, 2016					Year ended December 31, 2015
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$2,107		$3,459	$5,566		$17,822		$15,393	$33,215
Class 2	540		1,080	1,620		5,743		5,535	11,278
Class 4	63		149	212		671		578	1,249

Total	$2,710		$4,688	$7,398		$24,236		$21,506	$45,742

Capital Income Builder

	Six months ended June 30, 2016					Year ended December 31, 2015
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains	Total dividends paid
Class 1	$1,652		$—	$1,652		$1,286		$—	$1,286
Class 2	—	*	—	—	*	—	*	—	—	*
Class 4	2,592		—	2,592		3,002		—	3,002

Total	$4,244		$—	$4,244		$4,288		$—	$4,288

See end of tables for footnote.

American Funds Insurance Series

Asset Allocation Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$38,474	$280,306	$318,780	$310,613	$785,247	$1,095,860
Class 2	14,389	120,303	134,692	126,004	335,062	461,066
Class 3	106	859	965	927	2,404	3,331
Class 4	6,409	61,673	68,082	36,628	4,226	40,854

Total	$59,378	$463,141	$522,519	$474,172	$1,126,939	$1,601,111

Global Balanced Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$—	$—	$—	$596	$605	$1,201
Class 2	—	—	—	1,802	2,359	4,161
Class 4	—	—	—	5	4	9

Total	$—	$—	$—	$2,403	$2,968	$5,371

Bond Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$46,350	$11,305	$57,655	$195,551	$20,064	$215,615
Class 2	28,742	7,465	36,207	141,408	16,478	157,886
Class 4	569	150	719	1,556	156	1,712

Total	$75,661	$18,920	$94,581	$338,515	$36,698	$375,213

Global Bond Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$1,163	$872	$2,035	$21,903	$12,052	$33,955
Class 2	1,230	923	2,153	23,532	13,266	36,798
Class 4	11	8	19	81	46	127

Total	$2,404	$1,803	$4,207	$45,516	$25,364	$70,880

High-Income Bond Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$11,106	$—	$11,106	$65,080	$—	$65,080
Class 2	9,108	—	9,108	48,382	—	48,382
Class 3	146	—	146	742	—	742
Class 4	128	—	128	83	—	83

Total	$20,488	$—	$20,488	$114,287	$—	$114,287

American Funds Insurance Series

Mortgage Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$3,320	$152	$3,472	$7,999		$—	$7,999
Class 2	740	35	775	1,499		—	1,499
Class 4	115	6	121	168		—	168

Total	$4,175	$193	$4,368	$9,666		$—	$9,666

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$24,402	$7,982	$32,384	$35,624		$1,712	$37,336
Class 2	25,935	8,728	34,663	35,376		1,904	37,280
Class 3	181	60	241	253		13	266
Class 4	1,091	371	1,462	821		26	847

Total	$51,609	$17,141	$68,750	$72,074		$3,655	$75,729

Managed Risk Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class P1	$3	$57	$60	$—		$—	$—
Class P2	328	14,955	15,283	—		—	—

Total	$331	$15,012	$15,343	$—		$—	$—

Managed Risk International Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends paid
Class P1	$2	$4	$6	$—	*	$—	$—	*
Class P2	841	2,181	3,022	14		—	14

Total	$843	$2,185	$3,028	$14		$—	$14

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends paid
Class P1	$3	$9	$12	$1		$—	$1
Class P2	2,234	5,915	8,149	529		—	529

Total	$2,237	$5,924	$8,161	$530		$—	$530

See end of tables for footnote.

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$11	$64	$75	$3	$—	$3
Class P2	1,320	8,401	9,721	64	—	64

Total	$1,331	$8,465	$9,796	$67	$—	$67

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$11,051	$29,417	$40,468	$9,630	$8,843	$18,473
Class P2	23,237	64,161	87,398	28,454	39,547	68,001

Total	$34,288	$93,578	$127,866	$38,084	$48,390	$86,474

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.250% of average daily net assets to 0.150% of average daily net assets for the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — The series’ board of trustees approved an amended agreement for Asset Allocation Fund effective February 1, 2016, decreasing the annual rate on average daily net assets in excess of $21 billion to 0.240%. CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2016, total investment advisory services fees waived by CRMC were $833,000.

American Funds Insurance Series

The range of rates and asset levels, and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30, 2016, before waiver	For the period ended June 30, 2016, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	0.690%	0.460%	$0.6	$5.0	0.528%	0.528%
Global Small Capitalization Fund	0.800	0.635	0.6	5.0	0.700	0.700
Growth Fund	0.500	0.280	0.6	34.0	0.331	0.331
International Fund	0.690	0.430	0.5	21.0	0.503	0.503
New World Fund	0.850	0.620	0.5	2.5	0.725	0.725
Blue Chip Income and Growth Fund	0.500	0.360	0.6	6.5	0.397	0.397
Global Growth and Income Fund	0.690	0.480	0.6	3.0	0.604	0.604
Growth-Income Fund	0.500	0.219	0.6	34.0	0.270	0.270
International Growth and Income Fund	0.690	0.530	0.5	1.0	0.640	0.640
Capital Income Builder Fund	0.500		all		0.500	0.500
Asset Allocation Fund	0.500	0.240	0.6	21.0	0.275	0.275
Global Balanced Fund	0.660	0.510	0.5	1.0	0.660	0.660
Bond Fund	0.480	0.330	0.6	8.0	0.364	0.364
Global Bond Fund	0.570	0.450	1.0	3.0	0.531	0.531
High-Income Bond Fund	0.500	0.420	0.6	2.0	0.465	0.465
Mortgage Fund	0.420	0.290	0.6	3.0	0.420	0.420
Ultra-Short Bond Fund	0.320	0.270	1.0	2.0	0.320	0.320
U.S. Government/AAA-Rated Securities Fund	0.420	0.290	0.6	3.0	0.338	0.338
Managed Risk Growth Fund	0.150		all		0.150	0.100
Managed Risk International Fund	0.150		all		0.150	0.100
Managed Risk Blue Chip Income and Growth Fund	0.150		all		0.150	0.100
Managed Risk Growth-Income Fund	0.150		all		0.150	0.100
Managed Risk Asset Allocation Fund	0.150		all		0.150	0.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the

American Funds Insurance Series

managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2016, total expenses reimbursed by CRMC were $289,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$76
Class 2	4,392	—	176
Class 4	105	106	4

Total class-specific expenses	$4,497	$106	$256

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$78
Class 2	2,884	—	115
Class 4	42	42	2

Total class-specific expenses	$2,926	$42	$195

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$324
Class 2	16,807	—	672
Class 3	160	—	9
Class 4	477	477	19

Total class-specific expenses	$17,444	$477	$1,024

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$166
Class 2	4,722	—	189
Class 3	26	—	2
Class 4	60	61	2

Total class-specific expenses	$4,808	$61	$359

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$76
Class 2	1,134	—	45
Class 4	227	227	9

Total class-specific expenses	$1,361	$227	$130

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$189
Class 2	3,991	—	160
Class 4	62	62	2

Total class-specific expenses	$4,053	$62	$351

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$18
Class 2	1,756	—	70
Class 4	8	8	1

Total class-specific expenses	$1,764	$8	$89

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	$—	$—	$533
Class 2	15,382	—	615
Class 3	137	—	8
Class 4	509	509	20

Total class-specific expenses	$16,028	$509	$1,176

American Funds Insurance Series

International Growth and Income Fund

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	$—		$—	$36
Class 2	307		—	12
Class 4	41		41	2

Total class-specific expenses	$348		$41	$50

Capital Income Builder

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	$—		$—	$5
Class 2	—	*	—	—
Class 4	225		225	9

Total class-specific expenses	$225		$225	$14

Asset Allocation Fund

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	$—		$—	$554
Class 2	6,081		—	243
Class 3	32		—	2
Class 4	3,026		3,026	121

Total class-specific expenses	$9,139		$3,026	$920

Global Balanced Fund

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	$—		$—	$3
Class 2	212		—	8
Class 4	3		3	—	*

Total class-specific expenses	$215		$3	$11

Bond Fund

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	$—		$—	$295
Class 2	5,108		—	204
Class 4	91		90	4

Total class-specific expenses	$5,199		$90	$503

Global Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$54
Class 2	1,485	—	59
Class 4	10	10	1

Total class-specific expenses	$1,495	$10	$114

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$47
Class 2	954	—	38
Class 3	11	—	1
Class 4	7	8	—	*

Total class-specific expenses	$972	$8	$86

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$13
Class 2	80	—	3
Class 4	15	16	1

Total class-specific expenses	$95	$16	$17

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$2
Class 2	385	—	15
Class 3	5	—	—	*
Class 4	16	16	1

Total class-specific expenses	$406	$16	$18

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$71
Class 2	1,943	—	78
Class 3	10	—	—	*
Class 4	81	81	3

Total class-specific expenses	$2,034	$81	$152

See end of tables for footnote.

American Funds Insurance Series

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	190	190

Total class-specific expenses	$190	$190

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	107	107

Total class-specific expenses	$107	$107

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	199	199

Total class-specific expenses	$199	$199

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	$—	$1
Class P2	158	158

Total class-specific expenses	$158	$159

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	$—	$1,037
Class P2	2,474	2,474

Total class-specific expenses	$2,474	$3,511

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$22		$1		$23
Global Small Capitalization Fund	16		1		17
Growth Fund	87		3		90
International Fund	30		1		31
New World Fund	11		1		12
Blue Chip Income and Growth Fund	29		1		30
Global Growth and Income Fund	7		—	*	7
Growth-Income Fund	99		3		102
International Growth and Income Fund	4		—	*	4
Capital Income Builder	1		—	*	1
Asset Allocation Fund	76		3		79
Global Balanced Fund	1		—	*	1
Bond Fund	41		1		42
Global Bond Fund	9		—	*	9
High-Income Bond Fund	7		—	*	7
Mortgage Fund	1		—	*	1
Ultra-Short Bond Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	13		—	*	13
Managed Risk Growth Fund	1		—	*	1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	1		—	*	1
Managed Risk Asset Allocation Fund	11		—	*	11

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2016, such purchase and sale transactions occurred between Global Growth Fund and related funds in the amounts of $652,454,000 and $819,688,000, respectively.

8. Committed line of credit

Global Small Capitalization Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $500 million credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. During the period, neither fund borrowed on this line of credit.

American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$108,950	4,449	$137,056	5,951	$(117,777)	(4,763)	$128,229	5,637
Class 2	54,049	2,228	313,848	13,753	(198,489)	(8,096)	169,408	7,885
Class 4	17,945	740	7,657	336	(17,169)	(708)	8,433	368

Total net increase (decrease)	$180,944	7,417	$458,561	20,040	$(333,435)	(13,567)	$306,070	13,890

Year ended December 31, 2015
Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742

Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Global Small Capitalization Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$87,982	4,003	$278,663	14,598	$(227,864)	(9,895)	$138,781	8,706
Class 2	35,976	1,678	440,277	23,696	(116,372)	(5,219)	359,881	20,155
Class 4	8,676	397	6,815	364	(4,501)	(211)	10,990	550

Total net increase (decrease)	$132,634	6,078	$725,755	38,658	$(348,737)	(15,325)	$509,652	29,411

Year ended December 31, 2015
Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927

Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$254,509	3,981	$616,334	9,912	$(373,808)	(5,719)	$497,035	8,174
Class 2	97,736	1,528	1,269,974	20,550	(835,655)	(12,899)	532,055	9,179
Class 3	1,102	18	16,688	267	(12,803)	(199)	4,987	86
Class 4	36,211	570	37,379	609	(24,379)	(383)	49,211	796

Total net increase (decrease)	$389,558	6,097	$1,940,375	31,338	$(1,246,645)	(19,200)	$1,083,288	18,235

Year ended December 31, 2015
Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561

Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

American Funds Insurance Series

International Fund

	Sales*			Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$199,830	11,732		$302,258	19,034	$(158,313)	(9,159)	$343,775	21,607
Class 2	119,738	7,078		339,443	21,470	(199,625)	(11,558)	259,556	16,990
Class 3	3	—	†	2,485	156	(3,014)	(176)	(526)	(20)
Class 4	13,143	778		4,722	301	(3,984)	(236)	13,881	843

Total net increase (decrease)	$332,714	19,588		$648,908	40,961	$(364,936)	(21,129)	$616,686	39,420

Year ended December 31, 2015
Class 1	$613,096	30,399		$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263		309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29		2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848		2,691	136	(6,576)	(332)	33,820	1,652

Total net increase (decrease)	$894,692	44,539		$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

New World Fund

	Sales*			Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$152,463	8,122		$1,608	86	$(115,199)	(6,216)	$38,872	1,992
Class 2	19,890	1,097		491	27	(65,609)	(3,593)	(45,228)	(2,469)
Class 4	38,035	2,083		65	3	(5,680)	(315)	32,420	1,771

Total net increase (decrease)	$210,388	11,302		$2,164	116	$(186,488)	(10,124)	$26,064	1,294

Year ended December 31, 2015
Class 1	$250,385	12,453		$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691		64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065		7,051	351	(7,843)	(403)	120,176	6,013

Total net increase (decrease)	$424,297	21,209		$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Blue Chip Income and Growth Fund

	Sales*			Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$338,238	25,928		$338,947	27,224	$(130,120)	(10,125)	$547,065	43,027
Class 2	19,292	1,498		275,658	22,375	(220,625)	(17,292)	74,325	6,581
Class 4	44,683	3,463		5,751	467	(7,663)	(599)	42,771	3,331

Total net increase (decrease)	$402,213	30,889		$620,356	50,066	$(358,408)	(28,016)	$664,161	52,939

Year ended December 31, 2015
Class 1	$452,522	32,801		$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382		416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128		2,302	174	(5,348)	(390)	25,787	1,912

Total net increase (decrease)	$513,745	37,311		$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$145,461	12,035	$1,285	105	$(20,097)	(1,645)	$126,649	10,495
Class 2	13,812	1,143	3,873	316	(92,043)	(7,601)	(74,358)	(6,142)
Class 4	6,313	522	27	2	(1,399)	(116)	4,941	408

Total net increase (decrease)	$165,586	13,700	$5,185	423	$(113,539)	(9,362)	$57,232	4,761

Year ended December 31, 2015
Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267

Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$581,154	13,271	$1,261,227	30,590	$(378,230)	(8,506)	$1,464,151	35,355
Class 2	65,168	1,492	1,431,211	35,053	(722,682)	(16,413)	773,697	20,132
Class 3	918	21	17,520	425	(11,546)	(262)	6,892	184
Class 4	32,935	762	49,181	1,212	(18,045)	(414)	64,071	1,560

Total net increase (decrease)	$680,175	15,546	$2,759,139	67,280	$(1,130,503)	(25,595)	$2,308,811	57,231

Year ended December 31, 2015
Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561

Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

International Growth and Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$93,560	6,382	$5,566	387	$(1,727)	(119)	$97,399	6,650
Class 2	7,324	513	1,620	113	(12,156)	(837)	(3,212)	(211)
Class 4	4,095	283	212	14	(2,248)	(155)	2,059	142

Total net increase (decrease)	$104,979	7,178	$7,398	514	$(16,131)	(1,111)	$96,246	6,581

Year ended December 31, 2015
Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974

Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

American Funds Insurance Series

Capital Income Builder

	Sales*			Reinvestments of dividends				Repurchases*		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$45,611	4,816		$1,652		173		$(7,275)	(786)	$39,988	4,203
Class 2	2	—	†	—	†	—	†	— †	— †	2	— †
Class 4	58,358	6,148		2,592		272		(5,311)	(564)	55,639	5,856

Total net increase (decrease)	$103,971	10,964		$4,244		445		$(12,586)	(1,350)	$95,629	10,059

Year ended December 31, 2015
Class 1	$61,778	6,412		$1,286		136		$(1,229)	(132)	$61,835	6,416
Class 2	—	—		—	†	—	†	—	—	— †	— †
Class 4	111,713	11,396		3,002		315		(5,308)	(549)	109,407	11,162

Total net increase (decrease)	$173,491	17,808		$4,288		451		$(6,537)	(681)	$171,242	17,578

Asset Allocation Fund

	Sales*			Reinvestments of dividends and distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$646,741	31,583		$318,780		15,334		$(200,241)	(9,770)	$765,280	37,147
Class 2	66,976	3,286		134,692		6,539		(265,129)	(13,069)	(63,461)	(3,244)
Class 3	570	27		965		46		(2,051)	(100)	(516)	(27)
Class 4	114,246	5,626		68,082		3,316		(54,172)	(2,716)	128,156	6,226

Total net increase (decrease)	$828,533	40,522		$522,519		25,235		$(521,593)	(25,655)	$829,459	40,102

Year ended December 31, 2015
Class 1	$1,535,220	71,399		$1,095,859		52,092		$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833		461,066		22,110		(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40		3,331		159		(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496		40,855		1,991		(12,761)	(607)	2,457,384	116,880

Total net increase (decrease)	$4,090,170	192,768		$1,601,111		76,352		$(3,548,315)	(166,708)	$2,142,966	102,412

Global Balanced Fund

	Sales*			Reinvestments of dividends and distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$11,434	1,066		$—		—		$(960)	(88)	$10,474	978
Class 2	9,821	904		—		—		(8,905)	(836)	916	68
Class 4	4,168	390		—		—		(211)	(20)	3,957	370

Total net increase (decrease)	$25,423	2,360		$—		—		$(10,076)	(944)	$15,347	1,416

Year ended December 31, 2015
Class 1	$16,784	1,513		$1,201		111		$(5,668)	(512)	$12,317	1,112
Class 2	15,210	1,360		4,161		386		(21,309)	(1,924)	(1,938)	(178)
Class 4	659	60		9		1		(1)	— †	667	61

Total net increase (decrease)	$32,653	2,933		$5,371		498		$(26,978)	(2,436)	$11,046	995

See end of tables for footnotes.

American Funds Insurance Series

Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$594,756	53,787	$57,082	5,143	$(257,822)	(23,636)	$394,016	35,294
Class 2	67,010	6,159	36,207	3,303	(275,636)	(25,511)	(172,419)	(16,049)
Class 4	30,809	2,828	719	65	(6,669)	(610)	24,859	2,283

Total net increase (decrease)	$692,575	62,774	$94,008	8,511	$(540,127)	(49,757)	$246,456	21,528

Year ended December 31, 2015
Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949

Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Global Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$100,631	8,721	$2,035	174	$(54,749)	(4,821)	$47,917	4,074
Class 2	12,812	1,114	2,153	185	(110,232)	(9,776)	(95,267)	(8,477)
Class 4	6,566	576	19	2	(1,771)	(156)	4,814	422

Total net increase (decrease)	$120,009	10,411	$4,207	361	$(166,752)	(14,753)	$(42,536)	(3,981)

Year ended December 31, 2015
Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182

Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

High-Income Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$25,744	2,746	$11,106	1,136	$(177,538)	(18,998)	$(140,688)	(15,116)
Class 2	12,012	1,324	9,108	945	(59,374)	(6,367)	(38,254)	(4,098)
Class 3	1,712	187	146	15	(2,335)	(248)	(477)	(46)
Class 4	16,896	1,662	128	12	(7,420)	(717)	9,604	957

Total net increase (decrease)	$56,364	5,919	$20,488	2,108	$(246,667)	(26,330)	$(169,815)	(18,303)

Year ended December 31, 2015
Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88

Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

American Funds Insurance Series

Mortgage Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$19,668	1,818	$3,473	324	$(22,478)	(2,088)	$663	54
Class 2	13,683	1,276	775	73	(10,632)	(989)	3,826	360
Class 4	11,758	1,102	120	11	(12,185)	(1,143)	(307)	(30)

Total net increase (decrease)	$45,109	4,196	$4,368	408	$(45,295)	(4,220)	$4,182	384

Year ended December 31, 2015
Class 1	$41,987	3,898	$7,999	754	$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142	(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16	(4,875)	(457)	11,135	1,041

Total net increase (decrease)	$68,659	6,391	$9,666	912	$(78,106)	(7,282)	$219	21

Ultra-Short Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$7,395	657	$—	—	$(8,547)	(759)	$(1,152)	(102)
Class 2	71,334	6,485	—	—	(65,236)	(5,931)	6,098	554
Class 3	1,996	180	—	—	(3,102)	(279)	(1,106)	(99)
Class 4	8,089	725	—	—	(12,780)	(1,146)	(4,691)	(421)

Total net increase (decrease)	$88,814	8,047	$—	—	$(89,665)	(8,115)	$(851)	(68)

Year ended December 31, 2015
Class 1	$19,088	1,694	$—	—	$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—	(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—	(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—	(21,575)	(1,926)	8,640	773

Total net increase (decrease)	$186,930	16,866	$—	—	$(216,857)	(19,566)	$(29,927)	(2,700)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$49,064	3,903	$32,384	2,606	$(70,689)	(5,660)	$10,759	849
Class 2	38,187	3,061	34,662	2,818	(96,947)	(7,813)	(24,098)	(1,934)
Class 3	979	78	242	19	(1,400)	(111)	(179)	(14)
Class 4	46,742	3,765	1,462	119	(27,975)	(2,242)	20,229	1,642

Total net increase (decrease)	$134,972	10,807	$68,750	5,562	$(197,011)	(15,826)	$6,711	543

Year ended December 31, 2015
Class 1	$70,484	5,630	$37,336	3,026	$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053	(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21	(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69	(25,031)	(2,017)	25,891	2,079

Total net increase (decrease)	$146,646	11,763	$75,729	6,169	$(616,315)	(49,423)	$(393,940)	(31,491)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$279	26	$60	6	$(82)	(8)	$257	24
Class P2	32,390	3,000	15,283	1,507	(5,517)	(508)	42,156	3,999

Total net increase (decrease)	$32,669	3,026	$15,343	1,513	$(5,599)	(516)	$42,413	4,023

Year ended December 31, 2015
Class P1	$308	27	$—	—	$(70)	(6)	$238	21
Class P2	74,489	6,445	—	—	(7,945)	(689)	66,544	5,756

Total net increase (decrease)	$74,797	6,472	$—	—	$(8,015)	(695)	$66,782	5,777

Managed Risk International Fund

	Sales*		Reinvestments of dividends and distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$38	4	$6		—	†	$(41)	(4)	$3	—	†
Class P2	14,456	1,594	3,022		346		(4,683)	(513)	12,795	1,427

Total net increase (decrease)	$14,494	1,598	$3,028		346		$(4,724)	(517)	$12,798	1,427

Year ended December 31, 2015
Class P1	$44	5	$—	†	—	†	$— †	— †	$44	5
Class P2	46,083	4,510	14		2		(2,628)	(265)	43,469	4,247

Total net increase (decrease)	$46,127	4,515	$14		2		$(2,628)	(265)	$43,513	4,252

Managed Risk Blue Chip Income and Growth Fund

	Sales*			Reinvestments of dividends and distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$60	6		$12	1		$(3)	— †	$69	7
Class P2	47,786	4,303		8,149	750		(6,208)	(560)	49,727	4,493

Total net increase (decrease)	$47,846	4,309		$8,161	751		$(6,211)	(560)	$49,796	4,500

Year ended December 31, 2015
Class P1	$2	—	†	$1	—	†	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529	48		(20,979)	(1,845)	49,660	4,363

Total net increase (decrease)	$70,112	6,160		$530	48		$(21,001)	(1,846)	$49,641	4,362

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$431	39	$75	7		$(142)	(13)	$364	33
Class P2	20,438	1,865	9,721	930		(7,271)	(664)	22,888	2,131

Total net increase (decrease)	$20,869	1,904	$9,796	937		$(7,413)	(677)	$23,252	2,164

Year ended December 31, 2015
Class P1	$623	53	$3	—	†	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379

Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Managed Risk Asset Allocation Fund
			Reinvestments of
	Sales*		dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$242,574	20,918	$40,468	3,519		$(13,834)	(1,206)	$269,208	23,231
Class P2	150,281	12,978	87,398	7,607		(65,547)	(5,634)	172,132	14,951

Total net increase (decrease)	$392,855	33,896	$127,866	11,126		$(79,381)	(6,840)	$441,340	38,182

Year ended December 31, 2015
Class P1	$452,013	37,546	$18,473	1,532		$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622		(161,379)	(13,400)	262,562	21,707

Total net increase (decrease)	$807,953	67,031	$86,474	7,154		$(171,973)	(14,313)	$722,454	59,872

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2016 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$650,450	$550,989	$3,241,873	$1,236,387	$402,385	$805,631
Sales of investment securities*	819,688	714,085	4,297,569	1,052,064	308,670	824,179
Non-U.S. taxes paid on dividend income	5,076	1,592	5,059	7,307	2,097	896
Non-U.S. taxes paid on interest income	—	—	—	—	81	—
Non-U.S. taxes paid on realized gains	—	—	—	—	139	—
Non-U.S. taxes provided on unrealized gains	—	2,892	—	5,095	1,952	—
Dividends from affiliated issuers	—	—	1,709	—	—	—
Net realized (loss) gain from affiliated issuers	—	(10,556)	20,124	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$606,501	$3,182,522	$246,854	$142,321	$8,746,136	$68,014
Sales of investment securities*	553,973	3,327,293	129,092	54,633	8,753,088	64,511
Non-U.S. taxes paid on dividend income	1,870	4,255	2,019	259	4,438	135
Non-U.S. taxes paid on interest income	—	—	48	—	—	7
Non-U.S. taxes paid on realized gains	8	—	2	—	—	1
Non-U.S. taxes provided on unrealized gains	32	122	25	—	108	3
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$17,813,968	$1,744,500	$852,950	$1,652,548	$—	$5,463,071
Sales of investment securities*	17,288,914	1,704,205	897,232	1,634,050	—	5,724,865
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	30	64	6	—	—	—
Non-U.S. taxes paid on realized gains	69	57	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	6	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$48,041	$29,370	$62,201	$35,901	$382,443
Sales of investment securities*	13,046	12,387	10,770	11,369	13,027
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	351	150	682	395	8,997
Net realized (loss) gain from affiliated issuers	(2,658)	(3,209)	(721)	(1,685)	393

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2016, CRMC held aggregate ownership of 14% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series -Portfolio Series - Managed Risk Global Allocation Portfolio and American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 11% and 28% of the outstanding shares of Global Balanced Fund and Capital Income Builder, respectively.

American Funds Insurance Series

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
6/30/16[2,3]	$26.39	$.18	$(1.08)	$(.90)	$(.08)	$(2.16)	$(2.24)	$23.25	(3.31)%[4]	$1,564		.56%[5]		1.44%[5]
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
Class 2:
6/30/16[2,3]	26.19	.14	(1.06)	(.92)	(.07)	(2.16)	(2.23)	23.04	(3.42)[4]	3,539		.81	[5]	1.18	[5]
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
Class 4:
6/30/16[2,3]	26.16	.11	(1.06)	(.95)	(.06)	(2.16)	(2.22)	22.99	(3.54)[4]	88		1.06	[5]	.95	[5]
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26	[6]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,7]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [4,8]	—	[9]	.02	[4,8]	.04	[4,8]

Global Small Capitalization Fund
Class 1:
6/30/16[2,3]	$24.41	$.11	$(1.06)	$(.95)	$(.01)	$(4.35)	$(4.36)	$19.10	(3.85)%[4]	$1,501		.74%[5]		.94%[5]
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
Class 2:
6/30/16[2,3]	23.90	.08	(1.04)	(.96)	—	(4.35)	(4.35)	18.59	(3.99)[4]	2,314		.99	[5]	.69	[5]
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
Class 4:
6/30/16[2,3]	24.11	.05	(1.04)	(.99)	—	(4.35)	(4.35)	18.77	(4.08)[4]	36		1.24	[5]	.44	[5]
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,7]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [4,8]	—	[9]	.04	[4,8]	.04	[4,8]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
6/30/16[2,3]	$68.02	$.38		$.33	$.71	$(.16)	$(6.13)	$(6.29)	$62.44	1.08%[4]	$6,748		.35%[5]		1.18%[5]
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796		.35		.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
Class 2:
6/30/16[2,3]	67.69	.30		.32	.62	(.13)	(6.13)	(6.26)	62.05	.95 [4]	13,781		.60	[5]	.93	[5]
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414		.60		.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
Class 3:
6/30/16[2,3]	68.37	.32		.32	.64	(.13)	(6.13)	(6.26)	62.75	.98 [4]	183		.53	[5]	.99	[5]
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194		.53		.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
Class 4:
6/30/16[2,3]	67.26	.22		.31	.53	(.10)	(6.13)	(6.23)	61.56	.83 [4]	410		.85	[5]	.69	[5]
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394		.85		.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,7]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [4,8]	—	[9]	.02	[4,8]	.05	[4,8]

International Fund
Class 1:
6/30/16[2,3]	$18.08	$.21		$(.44)	$(.23)	$(.03)	$(1.55)	$(1.58)	$16.27	(1.08)%[4]	$3,436		.54%[5]		2.40%[5]
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427		.54		1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
Class 2:
6/30/16[2,3]	18.02	.18		(.43)	(.25)	(.02)	(1.55)	(1.57)	16.20	(1.18)[4]	3,850		.79	[5]	2.14	[5]
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
Class 3:
6/30/16[2,3]	18.11	.19		(.43)	(.24)	(.03)	(1.55)	(1.58)	16.29	(1.17)[4]	28		.72	[5]	2.19	[5]
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
Class 4:
6/30/16[2,3]	17.93	.16		(.43)	(.27)	(.02)	(1.55)	(1.57)	16.09	(1.33)[4]	55		1.04	[5]	1.94	[5]
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,7]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [4,8]	—	[9]	.02	[4,8]	.05	[4,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
6/30/16[2,3]	$18.87	$.14		$.31	$.45	$(.02)	$—	$(.02)	$19.30	2.38%[4]	$1,636		.78%[5]		1.54%[5]
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
Class 2:
6/30/16[2,3]	18.71	.11		.31	.42	(.01)	—	(.01)	19.12	2.25 [4]	935		1.03	[5]	1.27	[5]
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
Class 4:
6/30/16[2,3]	18.69	.10		.30	.40	(.01)	—	(.01)	19.08	2.12 [4]	208		1.29	[5]	1.09	[5]
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,7]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [4,8]	—	[9]	.04	[4,8]	.04	[4,8]

Blue Chip Income and Growth Fund
Class 1:
6/30/16[2,3]	$12.62	$.17		$1.06	$1.23	$(.05)	$(1.08)	$(1.13)	$12.72	10.01%[4]	$4,216		.42%[5]		2.62%[5]
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
Class 2:
6/30/16[2,3]	12.51	.15		1.06	1.21	(.05)	(1.08)	(1.13)	12.59	9.89 [4]	3,331		.67	[5]	2.37	[5]
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
Class 4:
6/30/16[2,3]	12.53	.13		1.07	1.20	(.05)	(1.08)	(1.13)	12.60	9.80 [4]	74		.92	[5]	2.09	[5]
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[9]	.86		1.39
12/31/12[3,7]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [4,8]	—	[9]	.02	[4,8]	.10	[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund
Class 1:
6/30/16[2,3]	$12.35	$.24		$(.01)	$.23	$(.04)	$—	$(.04)	$12.54	1.87%[4]	$430		.63%[5]		3.89%[5]
12/31/15	12.78	.26		(.40)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.04
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
Class 2:
6/30/16[2,3]	12.33	.14		.07	.21	(.03)	—	(.03)	12.51	1.74 [4]	1,423		.88	[5]	2.28	[5]
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.84
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
Class 4:
6/30/16[2,3]	12.26	.14		.06	.20	(.04)	—	(.04)	12.42	1.60 [4]	10		1.13	[5]	2.30	[5]
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.46
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,7]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [4,8]	—	[9]	.03	[4,8]	.08	[4,8]

Growth-Income Fund
Class 1:
6/30/16[2,3]	$45.40	$.41		$1.01	$1.42	$(.14)	$(5.12)	$(5.26)	$41.56	3.23%[4]	$11,309		.29%[5]		1.85%[5]
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747		.29		1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
Class 2:
6/30/16[2,3]	45.04	.35		1.01	1.36	(.12)	(5.12)	(5.24)	41.16	3.12 [4]	12,612		.54	[5]	1.60	[5]
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
Class 3:
6/30/16[2,3]	45.46	.37		1.02	1.39	(.13)	(5.12)	(5.25)	41.60	3.15 [4]	155		.47	[5]	1.67	[5]
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
Class 4:
6/30/16[2,3]	44.82	.29		1.01	1.30	(.11)	(5.12)	(5.23)	40.89	2.99 [4]	438		.79	[5]	1.35	[5]
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,7]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [4,8]	—	[9]	.01	[4,8]	.03	[4,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
6/30/16[2,3]	$14.72	$.31		$(.14)	$.17	$(.04)	$(.06)	$(.10)	$14.79	1.19%[4]	$808		.68%[5]		4.27%[5]
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707		.68		2.60
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
Class 2:
6/30/16[2,3]	14.68	.28		(.14)	.14	(.03)	(.06)	(.09)	14.73	1.08 [4]	252		.93	[5]	3.96	[5]
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
Class 4:
6/30/16[2,3]	14.63	.27		(.13)	.14	(.03)	(.06)	(.09)	14.68	.98 [4]	34		1.18	[5]	3.76	[5]
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,7]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [4,8]	—	[9]	.04	[4,8]	.07	[4,8]

Capital Income Builder
Class 1:
6/30/16[2,3]	$9.40	$.18		$.33	$.51	$(.15)	$—	$(.15)	$9.76	5.47%[4]	$124		.54%[5]		3.90%[5]
12/31/15	9.81	.28		(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
12/31/14[3,10]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20		.56	[5]	2.87	[5]
Class 2:
6/30/16[2,3]	9.40	.18		.33	.51	(.15)	—	(.15)	9.76	5.47 [4,8]	—	[9]	.50	[5,8]	3.88	[5,8]
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[8]	—	[9]	.46	[8]	3.12	[8]
12/31/14[3,10]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,8]	—	[9]	.47	[5,8]	2.94	[5,8]
Class 4:
6/30/16[2,3]	9.38	.16		.33	.49	(.13)	—	(.13)	9.74	5.24 [4]	220		1.04	[5]	3.35	[5]
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,10]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55		1.06	[5]	2.08	[5]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
6/30/16[2,3]	$20.62	$.21		$.76	$.97	$(.07)	$(.51)	$(.58)	$21.01	4.73%[4]		$11,898		.30%[5]		2.07%[5]
12/31/15	22.23	.40		(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913		.29		1.85
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932		.31		2.25
Class 2:
6/30/16[2,3]	20.45	.18		.75	.93	(.06)	(.51)	(.57)	20.81	4.58	[4]	5,029		.55	[5]	1.81	[5]
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151		.56		1.99
Class 3:
6/30/16[2,3]	20.64	.19		.75	.94	(.06)	(.51)	(.57)	21.01	4.60	[4]	36		.48	[5]	1.88	[5]
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38		.49		2.05
Class 4:
6/30/16[2,3]	20.40	.16		.74	.90	(.05)	(.51)	(.56)	20.74	4.45	[4]	2,583		.80	[5]	1.57	[5]
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[3,7]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[4,8]	—	[9]	.01	[4,8]	.08	[4,8]

Global Balanced Fund
Class 1:
6/30/16[2,3]	$10.74	$.11		$.27	$.38	$—	$—	$—	$11.12	3.54%[4]		$60		.70%[5]		2.13%[5]
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)		47		.72		1.80
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87		37		.71		2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32		.72		2.00
12/31/11[3,11]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[4]		28		.69	[5]	1.99	[5]
Class 2:
6/30/16[2,3]	10.72	.10		.27	.37	—	—	—	11.09	3.45	[4]	178		.95	[5]	1.86	[5]
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)		171		.97		1.60
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179		.96		1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119		.97		1.76
12/31/11[3,11]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[4]		72		.94	[5]	1.45	[5]
Class 4:
6/30/16[2,3]	10.69	.10		.25	.35	—	—	—	11.04	3.27	[4]	5		1.20	[5]	1.78	[5]
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)		1		1.34		.58
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[8]	—	[9]	.67	[8]	2.07	[6,8]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[8]	—	[9]	.71	[8]	1.98	[8]
12/31/12[3,7]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[4,8]	—	[9]	.03	[4,8]	.05	[4,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund
Class 1:
6/30/16[2,3]	$10.70	$.10	$.50	$.60	$(.06)	$(.04)	$(.10)	$11.20	5.64%[4]	$6,391		.38%[5]		1.84%[5]
12/31/15	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23	.37	.60	(.25)	— [12]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
Class 2:
6/30/16[2,3]	10.58	.09	.49	.58	(.06)	(.04)	(.10)	11.06	5.46 [4]	4,145		.63	[5]	1.59	[5]
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	— [12]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
Class 4:
6/30/16[2,3]	10.61	.07	.50	.57	(.06)	(.04)	(.10)	11.08	5.34 [4]	87		.88	[5]	1.34	[5]
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	— [12]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,7]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[4,8]	—	[9]	.02	[4,8]	.10	[4,8]

Global Bond Fund
Class 1:
6/30/16[2,3]	$11.01	$.13	$.75	$.88	$—	$(.02)	$(.02)	$11.87	8.01%[4]	$1,161		.57%[5]		2.24%[5]
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
Class 2:
6/30/16[2,3]	10.93	.11	.76	.87	—	(.02)	(.02)	11.78	7.97 [4]	1,202		.82	[5]	1.99	[5]
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
Class 4:
6/30/16[2,3]	10.89	.10	.75	.85	—	(.02)	(.02)	11.72	7.82 [4]	11		1.07	[5]	1.75	[5]
12/31/15	11.70	.21	(.71)	(.50)	— [12]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[9]	.79		2.25
12/31/12[3,7]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[4,8]	—	[9]	.02	[4,8]	.11	[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
6/30/16[2,3]	$9.19	$.30		$.52	$.82	$(.12)	$—	$(.12)	$9.89	8.90%[4]	$945		.49%[5]		6.46%[5]
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
Class 2:
6/30/16[2,3]	9.06	.29		.50	.79	(.11)	—	(.11)	9.74	8.77 [4]	783		.74	[5]	6.20	[5]
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
Class 3:
6/30/16[2,3]	9.22	.30		.51	.81	(.11)	—	(.11)	9.92	8.84 [4]	12		.67	[5]	6.27	[5]
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
Class 4:
6/30/16[2,3]	9.73	.30		.54	.84	(.12)	—	(.12)	10.45	8.61 [4]	11		.99	[5]	5.87	[5]
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[9]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[9]	.93		5.82
12/31/12[3,7]	11.80	.04		— [12]	.04	(.68)	—	(.68)	11.16	.34 [4,8]	—	[9]	.02	[4,8]	.35	[4,8]

Mortgage Fund
Class 1:
6/30/16[2,3]	$10.61	$.07		$.24	$.31	$(.03)	$(.11)	$(.14)	$10.78	2.90%[4]	$277		.44%[5]		1.38%[5]
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,11]	10.00	—	[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[5]	.04	[5]
Class 2:
6/30/16[2,3]	10.59	.06		.23	.29	(.02)	(.11)	(.13)	10.75	2.77 [4]	64		.69	[5]	1.13	[5]
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,11]	10.00	(.02)		.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22		.67	[5]	(.25)[5]
Class 4:
6/30/16[2,3]	10.52	.04		.24	.28	(.02)	(.11)	(.13)	10.67	2.65 [4]	11		.94	[5]	.83	[5]
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[8]	—	[9]	.38	[8]	.23	[8]
12/31/12[3,7]	10.60	—	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [4,8]	—	[9]	.02	[4,8]	.04	[4,8]

American Funds Insurance Series

		Loss from
		investment operations[1]
			Net (losses)									Ratio of net income (loss) to average net assets
	Net asset	Net	gains on			Net asset value, end of period				Ratio of expenses to average net assets
	value,	investment	securities (both		Total from			Net assets,
	beginning	income	realized and		investment		Total	end of period
Period ended	of period	(loss)	unrealized)		operations		return	(in millions)

Ultra-Short Bond Fund
Class 1:
6/30/16[2,3,13]	$11.26	$— [12]	$—	[12]	$— [12]	$11.26	.00%[4]	$38		.35%[5]		.06%[5]
12/31/15	11.28	(.03)	.01		(.02)	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[12]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
Class 2:
6/30/16[2,3,13]	11.01	(.01)	—	[12]	(.01)	11.00	(.09)[4]	308		.60	[5]	(.19)[5]
12/31/15	11.06	(.05)	—	[12]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[12]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[12]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
Class 3:
6/30/16[2,3,13]	11.11	(.01)	.01		—	11.11	.00 [4]	5		.53	[5]	(.13)[5]
12/31/15	11.16	(.05)	—	[12]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[12]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[12]	(.04)	11.30	(.35)	12		.51		(.40)
Class 4:
6/30/16[2,3,13]	11.17	(.03)	—	[12]	(.03)	11.14	(.27)[4]	11		.85	[5]	(.45)[5]
12/31/15	11.25	(.08)	—	[12]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[12]	(.04)	11.30	(.35)[8]	—	[9]	.37	[8]	(.32)[8]
12/31/12[3,7]	11.34	— [12]	—	[12]	— [12]	11.34	.00 [4,8]	—	[9]	.02	[4,8]	(.01)[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/16[2,3]	$12.31	$.08	$.43	$.51	$(.04)	$(.25)	$(.29)	$12.53	4.03%[4]	$1,462		.35%[5]		1.21%[5]
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		1.83
Class 2:
6/30/16[2,3]	12.20	.06	.42	.48	(.03)	(.25)	(.28)	12.40	3.94 [4]	1,581		.60	[5]	.95	[5]
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		1.59
Class 3:
6/30/16[2,3]	12.34	.06	.43	.49	(.03)	(.25)	(.28)	12.55	3.99 [4]	11		.53	[5]	1.01	[5]
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		1.65
Class 4:
6/30/16[2,3]	12.22	.04	.44	.48	(.03)	(.25)	(.28)	12.42	3.91 [4]	68		.85	[5]	.72	[5]
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[9]	.84		.68
12/31/12[3,7]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[4,8]	—	[9]	.02	[4,8]	.05	[4,8]

American Funds Insurance Series

		(Loss) income from												Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[14]
		investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)						Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund
Class P1:
6/30/16[2,3]	$11.49	$.01		$(.31)	$(.30)	$(.05)	$(1.01)	$(1.06)	$10.13	(2.68)%[4,8]		$1		.49%[5,8]		.33%[5,8]		.67%[5,8]		.18%[5,8]
12/31/15	11.37	.09		.03	.12	—	—	—	11.49	1.06	[8]	—	[9]	.53	[8]	.29	[8]	.63	[8]	.80	[8]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[8]	—	[9]	.50	[8]	.32	[8]	.65	[8]	2.71	[8]
12/31/13[3,16]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[4,8]	—	[9]	.88	[5,8]	.25	[5,8]	.58	[5,8]	1.64	[5,8]
Class P2:
6/30/16[2,3]	11.43	(.01)		(.31)	(.32)	(.02)	(1.01)	(1.03)	10.08	(2.88)[4]		168		.79	[5]	.63	[5]	.97	[5]	(.16)[5]
12/31/15	11.35	.04		.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,16]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[4,8]	28		1.05	[5,8]	.52	[5,8]	.85	[5,8]	1.69	[5,8]

Managed Risk International Fund
Class P1:
6/30/16[2,3]	$9.48	$—	[12]	$(.32)	$(.32)	$(.12)	$(.22)	$(.34)	$8.82	(3.36)%[4,8]		$—	[9]	.40%[5,8]		.24%[5,8]		.75%[5,8]		.06%[5,8]
12/31/15	10.10	.18		(.80)	(.62)	— [12]	—	— [12]	9.48	(6.12)[8]		—	[9]	.45	[8]	.21	[8]	.72	[8]	1.75	[8]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[8]		—	[9]	.50	[8]	.25	[8]	.76	[8]	1.33	[8]
12/31/13[3,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[4,8]	—	[9]	1.05	[5,8]	.23	[5,8]	.73	[5,8]	1.92	[5,8]
Class P2:
6/30/16[2,3]	9.43	(.01)		(.34)	(.35)	(.09)	(.22)	(.31)	8.77	(3.71)[4]		90		.79	[5]	.63	[5]	1.14	[5]	(.27)[5]
12/31/15	10.09	.13		(.79)	(.66)	— [12]	—	— [12]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[4,8]	17		1.19	[5,8]	.44	[5,8]	.94	[5,8]	2.66	[5,8]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/16[2,3]	$10.80	$.03		$.70	$.73	$(.15)	$(.37)	$(.52)	$11.01	6.74%[4,8]		$—	[9]	.42%[5,8]		.26%[5,8]		.67%[5,8]		.53%[5,8]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[8]		—	[9]	.50	[8]	.27	[8]	.66	[8]	1.64	[8]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58	[8]	—	[9]	.50	[8]	.31	[8]	.70	[8]	3.43	[8]
12/31/13[3,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[4,8]	—	[9]	.84	[5,8]	.24	[5,8]	.64	[5,8]	2.80	[5,8]
Class P2:
6/30/16[2,3]	10.76	.01		.69	.70	(.14)	(.37)	(.51)	10.95	6.52	[4]	189		.79	[5]	.63	[5]	1.04	[5]	.23	[5]
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[4,8]	26		1.04	[5,8]	.54	[5,8]	.94	[5,8]	3.91	[5,8]

Managed Risk Growth-Income Fund
Class P1:
6/30/16[2,3]	$11.25	$.02		$.01	$.03	$(.12)	$(.70)	$(.82)	$10.46	.20%[4,8]		$1		.51%[5,8]		.35%[5,8]		.64%[5,8]		.31%[5,8]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[8]		1		.56	[8]	.31	[8]	.59	[8]	2.17	[8]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[8]	—	[9]	.45	[8]	.25	[8]	.52	[8]	2.94	[8]
12/31/13[3,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[4,8]	—	[9]	.92	[5,8]	.23	[5,8]	.50	[5,8]	2.01	[5,8]
Class P2:
6/30/16[2,3]	11.22	—	[12]	— [12]	— [12]	(.11)	(.70)	(.81)	10.41	(.03)[4]		135		.79	[5]	.63	[5]	.92	[5]	—	[5,17]
12/31/15	11.65	.12		(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[4,8]	24		1.09	[5,8]	.50	[5,8]	.77	[5,8]	2.73	[5,8]

Managed Risk Asset Allocation Fund
Class P1:
6/30/16[2,3]	$11.72	$.02		$.36	$.38	$(.14)	$(.37)	$(.51)	$11.59	3.27%[4]		$973		.43%[5]		.38%[5]		.68%[5]		.31%[5]
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)		712		.54		.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[8]	112		.55	[8]	.47	[8]	.75	[8]	2.37	[8]
12/31/12[3,18]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[4,8]	—	[9]	.15	[5,8]	.07	[5,8]	.37	[5,8]	1.72	[5,8]
Class P2:
6/30/16[2,3]	11.71	—	[12]	.36	.36	(.13)	(.37)	(.50)	11.57	3.14	[4]	2,103		.68	[5]	.63	[5]	.93	[5]	—	[5,17]
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[8]	795		.80	[8]	.73	[8]	1.01	[8]	2.43	[8]
12/31/12[3,18]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[4,8]	—	[9]	.24	[5,8]	.11	[5,8]	.41	[5,8]	2.38	[5,8]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes including mortgage dollar roll transactions[19]	Six months ended June 30, 2016[2,3,4]		Period ended December 31
			2015	2014	2013		2012		2011
Global Growth Fund	13%		29%	22%	39%		22%		28%
Global Small Capitalization Fund	22		36	28	36		40		44
Growth Fund	16		20	29	19		21		19
International Fund	16		37	18	21		29		24
New World Fund	14		39	36	43		32		22
Blue Chip Income and Growth Fund	12		26	37	30		36		27
Global Growth and Income Fund	34		37	28	31		30		25
Growth-Income Fund	16		25	25	19		25		22
International Growth and Income Fund	14		35	34	34		31		48
Capital Income Builder Fund	24		128	35 [4,10]
Asset Allocation Fund	53		76	88	74		61		43
Global Balanced Fund	33		76	73	81		80		34	[4,11]
Bond Fund	226		434	365	354		253		163
Global Bond Fund	91		159	200	213		160		101
High-Income Bond Fund	53		66	54	64		48		51
Mortgage Fund	490		1103	790	715		444		480	[4,11]
Ultra-Short Bond Fund	—	[13]	—	—	—		—		—
U.S. Government/AAA-Rated Securities Fund	313		901	387	621		447		234
Managed Risk Growth Fund	9		16	22	10	[4,16]
Managed Risk International Fund	15		15	22	6	[4,16]
Managed Risk Blue Chip Income and Growth Fund	7		20	22	3	[4,16]
Managed Risk Growth-Income Fund	9		11	28	2	[4,16]
Managed Risk Asset Allocation Fund	—	[20]	3	3	3		—	[4,18,20]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[19]	Six months ended June 30, 2016[2,3,4]		Period ended December 31
			2015	2014	2013		2012		2011
Capital Income Builder	17%		38%	24%[4,10]
Asset Allocation Fund	29		28	42
Global Balanced Fund	19		36	40
Bond Fund	72		141	121	Not available
Global Bond Fund	41		88	134
Mortgage Fund	58		138	108
U.S. Government/AAA-Rated Securities Fund	144		352	88

[1]	Based on average shares outstanding.
[2]	Unaudited.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Not annualized.
[5]	Annualized.
[6]

The year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

[7]	Class 4 shares were offered beginning December 14, 2012.
[8]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.
[10]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[11]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[12]	Amount less than $.01.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed certain expenses for the managed risk funds.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	Amount less than .01%.
[18]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[19]	Refer to Note 5 for further information on mortgage dollar rolls.
[20]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$966.87	$2.74	.56%
Class 1 — assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 2 — actual return	1,000.00	965.79	3.96	.81
Class 2 — assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 4 — actual return	1,000.00	964.57	5.18	1.06
Class 4 — assumed 5% return	1,000.00	1,019.59	5.32	1.06

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$961.51	$3.61	.74%
Class 1 — assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 2 — actual return	1,000.00	960.10	4.82	.99
Class 2 — assumed 5% return	1,000.00	1,019.94	4.97	.99
Class 4 — actual return	1,000.00	959.20	6.04	1.24
Class 4 — assumed 5% return	1,000.00	1,018.70	6.22	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,010.84	$1.75	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 — actual return	1,000.00	1,009.49	3.00	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 — actual return	1,000.00	1,009.77	2.65	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 — actual return	1,000.00	1,008.29	4.24	.85
Class 4 — assumed 5% return	1,000.00	1,020.64	4.27	.85

International Fund
Class 1 — actual return	$1,000.00	$989.25	$2.67	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 — actual return	1,000.00	988.22	3.91	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79
Class 3 — actual return	1,000.00	988.33	3.56	.72
Class 3 — assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 4 — actual return	1,000.00	986.70	5.14	1.04
Class 4 — assumed 5% return	1,000.00	1,019.69	5.22	1.04

New World Fund
Class 1 — actual return	$1,000.00	$1,023.83	$3.92	.78%
Class 1 — assumed 5% return	1,000.00	1,020.98	3.92	.78
Class 2 — actual return	1,000.00	1,022.46	5.18	1.03
Class 2 — assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class 4 — actual return	1,000.00	1,021.20	6.48	1.29
Class 4 — assumed 5% return	1,000.00	1,018.45	6.47	1.29

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,100.05	$2.19	.42%
Class 1 — assumed 5% return	1,000.00	1,022.77	2.11	.42
Class 2 — actual return	1,000.00	1,098.86	3.50	.67
Class 2 — assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 4 — actual return	1,000.00	1,097.98	4.80	.92
Class 4 — assumed 5% return	1,000.00	1,020.29	4.62	.92

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,018.69	$3.16	.63%
Class 1 — assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 2 — actual return	1,000.00	1,017.41	4.41	.88
Class 2 — assumed 5% return	1,000.00	1,020.49	4.42	.88
Class 4 — actual return	1,000.00	1,015.96	5.66	1.13
Class 4 — assumed 5% return	1,000.00	1,019.24	5.67	1.13

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,032.31	$1.47	.29%
Class 1 — assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 2 — actual return	1,000.00	1,031.22	2.73	.54
Class 2 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 — actual return	1,000.00	1,031.51	2.37	.47
Class 3 — assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 4 — actual return	1,000.00	1,029.90	3.99	.79
Class 4 — assumed 5% return	1,000.00	1,020.93	3.97	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,011.95	$3.40	.68%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 2 — actual return	1,000.00	1,010.80	4.65	.93
Class 2 — assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 4 — actual return	1,000.00	1,009.81	5.90	1.18
Class 4 — assumed 5% return	1,000.00	1,019.00	5.92	1.18

Capital Income Builder
Class 1 — actual return	$1,000.00	$1,054.69	$2.76	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 — actual return	1,000.00	1,054.68	2.55	.50
Class 2 — assumed 5% return	1,000.00	1,022.38	2.51	.50
Class 4 — actual return	1,000.00	1,052.38	5.31	1.04
Class 4 — assumed 5% return	1,000.00	1,019.69	5.22	1.04

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,047.35	$1.53	.30%
Class 1 — assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 2 — actual return	1,000.00	1,045.83	2.80	.55
Class 2 — assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 — actual return	1,000.00	1,045.98	2.44	.48
Class 3 — assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 4 — actual return	1,000.00	1,044.55	4.07	.80
Class 4 — assumed 5% return	1,000.00	1,020.89	4.02	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,035.38	$3.54	.70%
Class 1 — assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 2 — actual return	1,000.00	1,034.52	4.81	.95
Class 2 — assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 4 — actual return	1,000.00	1,032.74	6.06	1.20
Class 4 — assumed 5% return	1,000.00	1,018.90	6.02	1.20

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,056.35	$1.94	.38%
Class 1 — assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 2 — actual return	1,000.00	1,054.63	3.22	.63
Class 2 — assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 4 — actual return	1,000.00	1,053.43	4.49	.88
Class 4 — assumed 5% return	1,000.00	1,020.49	4.42	.88

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,080.05	$2.95	.57%
Class 1 — assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 2 — actual return	1,000.00	1,079.71	4.24	.82
Class 2 — assumed 5% return	1,000.00	1,020.79	4.12	.82
Class 4 — actual return	1,000.00	1,078.17	5.53	1.07
Class 4 — assumed 5% return	1,000.00	1,019.54	5.37	1.07

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,089.05	$2.55	.49%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.46	.49
Class 2 — actual return	1,000.00	1,087.66	3.84	.74
Class 2 — assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 3 — actual return	1,000.00	1,088.42	3.48	.67
Class 3 — assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 4 — actual return	1,000.00	1,086.06	5.13	.99
Class 4 — assumed 5% return	1,000.00	1,019.94	4.97	.99

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,029.00	$2.22	.44%
Class 1 — assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 2 — actual return	1,000.00	1,027.74	3.48	.69
Class 2 — assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 4 — actual return	1,000.00	1,026.49	4.74	.94
Class 4 — assumed 5% return	1,000.00	1,020.19	4.72	.94

Ultra-Short Bond Fund
Class 1 — actual return	$1,000.00	$1,000.00	$1.74	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 — actual return	1,000.00	999.10	2.98	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 — actual return	1,000.00	1,000.00	2.64	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 — actual return	1,000.00	997.32	4.22	.85
Class 4 — assumed 5% return	1,000.00	1,020.64	4.27	.85

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,040.29	$1.78	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 — actual return	1,000.00	1,039.36	3.04	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 — actual return	1,000.00	1,039.89	2.69	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 — actual return	1,000.00	1,039.13	4.31	.85
Class 4 — assumed 5% return	1,000.00	1,020.64	4.27	.85

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$973.18	$1.62	.33%	$3.29	.67%
Class P1 — assumed 5% return	1,000.00	1,023.22	1.66	.33	3.37	.67
Class P2 — actual return	1,000.00	971.21	3.09	.63	4.75	.97
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	4.87	.97

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$966.44	$1.17	.24%	$3.67	.75%
Class P1 — assumed 5% return	1,000.00	1,023.67	1.21	.24	3.77	.75
Class P2 — actual return	1,000.00	962.94	3.07	.63	5.56	1.14
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	5.72	1.14

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,067.39	$1.34	.26%	$3.44	.67%
Class P1 — assumed 5% return	1,000.00	1,023.57	1.31	.26	3.37	.67
Class P2 — actual return	1,000.00	1,065.17	3.23	.63	5.34	1.04
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	5.22	1.04

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,001.95	$1.74	.35%	$3.19	.64%
Class P1 — assumed 5% return	1,000.00	1,023.12	1.76	.35	3.22	.64
Class P2 — actual return	1,000.00	999.72	3.13	.63	4.57	.92
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	4.62	.92

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,032.67	$1.92	.38%	$3.44	.68%
Class P1 — assumed 5% return	1,000.00	1,022.97	1.91	.38	3.42	.68
Class P2 — actual return	1,000.00	1,031.38	3.18	.63	4.70	.93
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	4.67	.93

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2016, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2016, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	Our AFIS equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods. Our AFIS fixed income funds have beaten comparable Lipper indexes in 55% of 10-year periods and 87% of 20-year periods.2 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of November 2015.
[2]

Based on Class 2 share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0816P

AMERICAN FUNDS®
From Capital Group

American Funds Insurance Series®

Semi-annual report
for the six months ended
June 30, 2016

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

        Letter to investors

        Fund reviews

        Investment portfolios

        Managed Risk Asset Allocation

        Fund

        Financial statements

Fellow investors:

Market returns were mixed for the six months ended June 30, 2016. U.S. and emerging markets stocks closed higher while many European markets fell. Slowing global growth, aggressive action on the part of central banks, the possibility of another interest rate hike in the U.S. and the decision by British voters to leave the European Union created uncertainty for investors.

Global equity market returns were tepid in aggregate, as the MSCI World Index rose 0.66%* for the period, but there were pockets of strength and weakness. Emerging markets registered some of the best results as the MSCI EM

(Emerging Markets) Index climbed 6.41%. Brazil (+46.34%), Russia (+20.43%), Indonesia (+15.79%) and South Africa (+15.64%) were among the biggest gainers. A rebound in commodity prices, expectations for political reform and economic stimulus measures fueled returns.

The MSCI USA Index advanced 3.58%, helped in part by stronger job and housing numbers.

Sluggish growth, deflationary pressures and the potential impact of a “Brexit” dampened returns in a number of European markets. Overall, the MSCI Europe Index declined 5.13%, with Italy (–20.89%), Ireland (–13.61%) and Spain

(–11.45%) suffering double-digit losses. Elsewhere among developed markets, Japan slipped 5.58%, hindered by a strengthening yen and the effects of negative interest rates on its banking system.

In bond markets, U.S. investment-grade and high-yield corporates advanced 7.68% and 9.06%, respectively, as investors sought higher yields than those offered by U.S. Treasuries. Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), rose 8.96%, while the Barclays U.S. Aggregate Index (which measures U.S. investment-grade bonds) improved 5.31%. The 10-year Treasury yield, which stood at 2.27% on December 31, 2015, dropped to 1.49% as weak employment data and the Brexit referendum lowered expectations of a rate hike by the Federal Reserve. U.S. dollar–denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global, rose 10.90% as their higher yields were popular in a low-rate environment.

The U.S. dollar depreciated against most currencies. In developed markets, gains were led by the Japanese yen (+17.26%), Canadian dollar (+6.96%) and Singapore dollar (+5.41%). The Swiss franc and euro also improved, up 2.75% and 2.27%, respectively. The British pound, however, declined 9.30% against the greenback.

*	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series

Among developing markets, the Brazilian real (+23.49%) and Russian ruble (+14.34%) finished strong, while the Mexican peso (–6.39%) and Chinese renminbi (–2.26%) fell. Currency returns are calculated by MSCI.

AFIS funds with exposure to U.S. equities and REITS fared well during the period. With the exception of Ultra-Short Bond Fund, which was hampered by low short-term interest rates, the series’ bond funds all recorded positive returns. On May 1, 2016, the Cash Management Fund was converted to Ultra-Short Bond Fund in accordance with shareholder approval on December 4, 2015.

Looking ahead

The U.S. economy continues to show signs of slow improvement, even as many countries around the globe struggle with sluggish growth and low inflation. As the Fed adopts a more data-driven approach to rate hikes and central banks focus on lowering rates to inject liquidity into the global financial system, we could have a “lower-for-longer” rate environment. We will, of course, closely monitor the impact to security markets and currencies. We are also headed into the final innings of the U.S. presidential election cycle, and will be watching for changes in that arena. We may be in a low-return environment overall, but we will continue to actively seek securities that are particularly attractive due to their innovation, fundamentals or valuation levels.

Our investment approach — based on extensive research, a long-term outlook and close attention to valuation — has served investors well over time. We continue to have confidence this will remain the case, and thank you for your support.

We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 9, 2016

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund,* Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2017, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

*	Effective May 1, 2016, Cash Management Fund was converted to American Funds Insurance Series — Ultra-Short Bond Fund.SM

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund gained 3.14% for the six months ended June 30, 2016. Over the same period, the S&P 500 rose 3.84%, while the Barclays U.S. Aggregate Index, a measure of U.S. investment-grade bonds (rated BBB/Baa) and above, increased 5.31%. A blend of two indexes, the 60%/40% S&P 500/Barclays U.S. Aggregate Index,* was up 4.52%.

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

Average annual total returns based on a $1,000 investment

For periods ended June 30, 2016

	1 year	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio
Class P1	2.18%	7.09%	.71%	.65%
Class P2	1.86	6.83	.96	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60%/40% S&P 500/Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2016	unaudited

	Shares	Value (000)
Asset allocation funds 94.89%
American Funds Insurance Series — Asset Allocation Fund, Class 1	138,927,746	$2,918,872

Total asset allocation funds (cost: $3,000,755,000)		2,918,872

Short-term securities 5.18%
Government Cash Management Fund	159,494,573	159,495

Total short-term securities (cost: $159,495,000)		159,495

Total investment securities 100.07% (cost: $3,160,250,000)		3,078,367
Other assets less liabilities (0.07)%		(2,213)

Net assets 100.00%		$3,076,154

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $353,417,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	1,600	September 2016	$165,421	$(1,795)
Mini MSCI Emerging Market Index Contracts	ICE	Short	249	September 2016	10,308	(84)
Russell 2000 Mini Index Contracts	ICE	Short	85	September 2016	9,615	(138)
Euro Stoxx 50 Index Contracts	EUREX	Short	165	September 2016	5,183	(62)
Euro Currency Contracts	CME	Short	36	September 2016	5,011	13
S&P Mid 400 E-mini Index Contracts	CME	Short	27	September 2016	3,970	(61)
British Pound Currency Contracts	CME	Short	35	September 2016	2,919	21
FTSE 100 Index Contracts	LIFFE	Short	34	September 2016	2,865	(60)
Japanese Yen Currency Contracts	CME	Short	2	September 2016	244	1

						$(2,165)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2016 (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	120,910,667	18,651,499	634,420	138,927,746	$8,997	$2,918,872

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,210,346	$3,824,207	$21,107,039	$7,366,233	$2,773,486
Affiliated issuers	—	12,091	1,437	—	—
Cash	346	1,930	1,775	642	360
Cash denominated in currencies other than U.S. dollars	1,227	820	1,816	4,256	756
Unrealized appreciation on open forward currency contracts	—	4,683	—	4,735	61
Receivables for:
Sales of investments	35,853	24,252	84,083	31,582	6,527
Sales of fund’s shares	9,008	3,151	5,051	9,525	2,474
Dividends and interest	18,177	6,763	26,084	17,411	10,277
Closed forward currency contracts	—	—	—	—	3
Variation margin	—	—	—	—	—
Other	47	248	—	430	282

	5,275,004	3,878,145	21,227,285	7,434,814	2,794,226

Liabilities:
Unrealized depreciation on open forward currency contracts	322	295	—	4,488	136
Payables for:
Purchases of investments	76,121	18,538	69,455	47,641	8,396
Repurchases of fund’s shares	2,581	2,007	23,666	3,887	2,163
Investment advisory services	2,259	2,250	5,728	3,031	1,607
Services provided by related parties	792	520	3,114	864	253
Trustees’ deferred compensation	57	37	495	217	22
Closed forward currency contracts	38	60	—	233	38
Variation margin	—	—	—	—	—
Non-U.S. taxes	1,951	3,002	2,506	5,757	2,715
Other	245	67	286	138	175

	84,366	26,776	105,250	66,256	15,505

Net assets at June 30, 2016	$5,190,638	$3,851,369	$21,122,035	$7,368,558	$2,778,721

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,128,412	$3,820,845	$14,334,721	$7,129,906	$2,720,650
Undistributed (distributions in excess of) net investment income	17,224	7,475	90,956	50,256	(2,616)
Undistributed (accumulated) net realized gain (loss)	23,680	23,503	1,041,702	(29,249)	(119,444)
Net unrealized appreciation (depreciation)	1,021,322	(454)	5,654,656	217,645	180,131

Net assets at June 30, 2016	$5,190,638	$3,851,369	$21,122,035	$7,368,558	$2,778,721

Investment securities, at cost:
Unaffiliated issuers	$4,188,568	$3,807,675	$15,452,608	$7,143,933	$2,591,611
Affiliated issuers	—	30,820	1,203	—	—
Cash denominated in currencies other than U.S. dollars, at cost	1,227	820	1,816	4,256	756

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$7,599,716	$1,865,577	$24,441,928	$1,099,631	$344,914		$19,742,062	$242,423	$11,725,512	$2,436,931
—	—	—	—	—		—	—	—	—
1,689	454	1,553	160	182		8,924	176	6,200	891
—	133	816	191	343		—	41	4,732	980
—	648	1,784	—	—		—	506	3,408	8,386
—	353	94,040	6,595	503		423,610	3,847	547,868	186,677
16,619	707	7,903	753	1,695		8,619	119	6,302	5,097
9,904	6,869	32,087	5,860	1,736		68,401	989	53,684	21,034
—	—	—	—	—		—	42	—	1,986
—	—	—	—	—		310	—	1,844	193
—	—	—	—	—		28	—	—	—

7,627,928	1,874,741	24,580,111	1,113,190	349,373		20,251,954	248,143	12,349,550	2,662,175

—	25	—	221	—		—	144	4,224	3,458

—	6,432	35,647	17,343	2,762		681,851	5,180	1,707,055	276,125
3,551	3,396	20,900	85	2,035		12,726	2	9,030	4,017
2,416	914	5,380	562	136		4,350	130	3,113	1,020
747	308	2,893	67	46		1,711	39	949	267
50	17	561	5	—	*	191	1	84	17
—	33	—	—	—		—	86	274	2,920
—	—	—	—	—		165	—	1,541	53
207	567	458	341	43		2,933	19	—	255
45	31	331	83	168		1,686	8	277	142

7,016	11,723	66,170	18,707	5,190		705,613	5,609	1,726,547	288,274

$7,620,912	$1,863,018	$24,513,941	$1,094,483	$344,183		$19,546,341	$242,534	$10,623,003	$2,373,901

$5,978,584	$1,666,301	$18,774,184	$1,131,691	$343,533		$15,663,066	$221,949	$10,159,825	$2,333,281
87,846	23,405	205,449	19,251	377		177,952	986	89,995	10,801
148,048	(34,334)	874,412	(14,238)	(6,501)		772,167	(2,279)	97,435	1,246
1,406,434	207,646	4,659,896	(42,221)	6,774		2,933,156	21,878	275,748	28,573

$7,620,912	$1,863,018	$24,513,941	$1,094,483	$344,183		$19,546,341	$242,534	$10,623,003	$2,373,901

$6,193,276	$1,658,513	$19,783,656	$1,141,564	$338,098		$16,799,917	$220,902	$11,426,645	$2,405,647
—	—	—	—	—		—	—	—	—
—	133	816	191	343		—	41	4,767	979

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2016

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,706,154	$391,846	$360,169	$3,071,391	$7,867
Affiliated issuers	—	—	—	—	159,181
Cash	4,456	394	140	4,708	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Receivables for:
Sales of investments	39,278	117,375	—	176,374	7
Sales of fund’s shares	488	280	2,203	1,048	444
Dividends and interest	30,802	957	42	11,805	2
Deposits at brokers for futures contracts	—	—	—	—	2,986
Variation margin	82	248	—	2,617	25
Other	5	—	—	—	—

	1,781,265	511,100	362,554	3,267,943	170,512

Liabilities:
Payables for:
Purchases of investments	26,623	158,997	—	141,623	395
Repurchases of fund’s shares	2,453	109	101	1,522	27
Investment advisory services	669	119	93	856	14
Services provided by related parties	180	18	68	363	135
Trustees’ deferred compensation	53	2	21	57	— *
Variation margin	—	91	—	1,728	843
Non-U.S. taxes	7	—	—	—	—
Bank overdraft	—	—	—	—	—
Other	199	7	7	53	4

	30,184	159,343	290	146,202	1,418

Net assets at June 30, 2016	$1,751,081	$351,757	$362,264	$3,121,741	$169,094

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,023,789	$341,195	$362,582	$3,013,906	$187,234
Undistributed (distributions in excess of) net investment income	52,833	2,233	(345)	15,898	(124)
Undistributed (accumulated) net realized gain (loss)	(223,258)	5,158	—	44,247	4,473
Net unrealized appreciation (depreciation)	(102,283)	3,171	27	47,690	(22,489)

Net assets at June 30, 2016	$1,751,081	$351,757	$362,264	$3,121,741	$169,094

Investment securities, at cost:
Unaffiliated issuers	$1,808,615	$384,968	$360,142	$2,986,923	$7,867
Affiliated issuers	—	—	—	—	180,212
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited
(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$—		$6,943		$5,878	$159,495
85,818		180,408		129,200	2,918,872
—		—		—	—
—		—		—	—
—		434		—	7,026

267		1,067		389	3,369
1		2		1	29
4,778		2,533		1,936	3,074
198		10		17	29
—		—		—	—

91,062		191,397		137,421	3,091,894

248		934		360	1,959
—	*	529		2	8,817
7		15		11	249
74		146		111	2,262
—	*	—	*	— *	6
792		704		544	1,902
—		—		—	—
22		—		—	—
2		5		3	545

1,145		2,333		1,031	15,740

$89,917		$189,064		$136,390	$3,076,154

$104,211		$194,513		$149,119	$3,116,487
(120)		174		(1)	1,191
1,400		9,614		9,532	42,524
(15,574)		(15,237)		(22,260)	(84,048)

$89,917		$189,064		$136,390	$3,076,154

$—		$6,943		$5,878	$159,495
100,723		193,956		150,009	3,000,755
—		—		—	—

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2016

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$1,563,735	$1,501,196	$6,748,085	$3,435,489	$1,635,970
	Shares outstanding	67,249	78,599	108,082	211,202	84,761
	Net asset value per share	$23.25	$19.10	$62.44	$16.27	$19.30
Class 2:	Net assets	$3,539,166	$2,313,915	$13,781,270	$3,850,314	$934,490
	Shares outstanding	153,619	124,449	222,116	237,731	48,887
	Net asset value per share	$23.04	$18.59	$62.05	$16.20	$19.12
Class 3:	Net assets			$183,123	$28,082
	Shares outstanding			2,918	1,724
	Net asset value per share			$62.75	$16.29
Class 4:	Net assets	$87,737	$36,258	$409,557	$54,673	$208,261
	Shares outstanding	3,817	1,932	6,653	3,398	10,917
	Net asset value per share	$22.99	$18.77	$61.56	$16.09	$19.08

		High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$944,872	$276,938	$38,290	$1,461,726
	Shares outstanding	95,556	25,684	3,401	116,612
	Net asset value per share	$9.89	$10.78	$11.26	$12.53
Class 2:	Net assets	$782,977	$63,554	$307,937	$1,581,363
	Shares outstanding	80,353	5,911	28,005	127,495
	Net asset value per share	$9.74	$10.75	$11.00	$12.40
Class 3:	Net assets	$12,030		$4,962	$10,996
	Shares outstanding	1,213		447	876
	Net asset value per share	$9.92		$11.11	$12.55
Class 4:	Net assets	$11,202	$11,265	$11,075	$67,656
	Shares outstanding	1,072	1,055	994	5,449
	Net asset value per share	$10.45	$10.67	$11.14	$12.42
Class P1:	Net assets					$618
	Shares outstanding					61
	Net asset value per share					$10.13
Class P2:	Net assets					$168,476
	Shares outstanding					16,720
	Net asset value per share					$10.08

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

						unaudited
			(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$4,215,511	$429,595	$11,308,944	$808,337	$123,649		$11,897,640	$60,035	$6,390,901	$1,161,314
331,301	34,248	272,092	54,656	12,672		566,389	5,400	570,796	97,830
$12.72	$12.54	$41.56	$14.79	$9.76		$21.01	$11.12	$11.20	$11.87

$3,331,392	$1,423,582	$12,612,139	$251,590	$3		$5,029,366	$177,738	$4,144,582	$1,201,452
264,650	113,771	306,450	17,078	—	*	241,700	16,032	374,885	102,011
$12.59	$12.51	$41.16	$14.73	$9.76		$20.81	$11.09	$11.06	$11.78

		$155,419				$36,338
		3,736				1,729
		$41.60				$21.01

$74,009	$9,841	$437,439	$34,556	$220,531		$2,582,997	$4,761	$87,520	$11,135
5,876	792	10,698	2,354	22,636		124,546	431	7,900	950
$12.60	$12.42	$40.89	$14.68	$9.74		$20.74	$11.04	$11.08	$11.72

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$146	$263	$1,030	$972,935
16	24	98	83,925
$8.82	$11.01	$10.46	$11.59
$89,771	$188,801	$135,360	$2,103,219
10,232	17,243	13,002	181,706
$8.77	$10.95	$10.41	$11.57

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$50,322	$29,570	$154,315	$100,614	$24,204
Interest	709	2,995	2,135	4,610	5,973

	51,031	32,565	156,450	105,224	30,177

Fees and expenses*:
Investment advisory services	13,524	13,624	33,880	18,055	9,433
Distribution services	4,497	2,926	17,444	4,808	1,361
Insurance administrative services	106	42	477	61	227
Transfer agent services	— †	— †	1	1	— †
Administrative services	256	195	1,024	359	130
Reports to shareholders	136	73	587	187	65
Registration statement and prospectus	19	7	42	13	41
Trustees’ compensation	23	17	90	31	12
Auditing and legal	27	18	24	36	20
Custodian	300	359	202	702	499
Other	12	31	17	14	14

Total fees and expenses before waivers/reimbursements	18,900	17,292	53,788	24,267	11,802
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	—	—	—	—	—

Total fees and expenses after waivers/reimbursements	18,900	17,292	53,788	24,267	11,802

Net investment income (loss)	32,131	15,273	102,662	80,957	18,375

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	30,890	(55,904)	1,209,114	(16,164)	(44,016)
Forward currency contracts	(3,311)	1,707	—	(4,878)	(338)
Interest rate swaps	—	—	—	—	—
Currency transactions	371	624	(355)	(200)	159

	27,950	(53,573)	1,208,759	(21,242)	(44,195)

Net unrealized (depreciation) appreciation on:
Investments	(250,988)	(129,899)	(1,127,972)	(142,019)	86,789
Forward currency contracts	268	3,887	—	(170)	(104)
Interest rate swaps	—	—	—	—	—
Currency translations	137	282	35	604	175

	(250,583)	(125,730)	(1,127,937)	(141,585)	86,860

Net realized gain (loss) and unrealized (depreciation) appreciation	(222,633)	(179,303)	80,822	(162,827)	42,665

Net (decrease) increase in net assets resulting from operations	$(190,502)	$(164,030)	$183,484	$(81,870)	$61,040

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								unaudited
								(dollars in thousands)
Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$105,700		$29,528	$244,974	$23,600	$5,713	$140,710	$2,234	$16	$—
859		1,040	6,833	1,102	395	76,948	923	111,704	31,872

106,559		30,568	251,807	24,702	6,108	217,658	3,157	111,720	31,872

13,935		5,362	31,744	3,193	693	25,324	740	18,304	6,030
4,053		1,764	16,028	348	225	9,139	215	5,199	1,495
62		8	509	41	225	3,026	3	90	10
—	†	— †	1	— †	— †	1	— †	— †	— †
351		89	1,176	50	14	920	11	503	114
118		26	666	9	2	461	2	209	37
73		3	44	11	18	266	1	14	4
30		7	102	4	1	79	1	42	9
9		7	29	7	3	22	4	13	6
137		123	144	117	13	127	13	64	231
6		8	19	3	1	22	11	30	19

18,774		7,397	50,462	3,783	1,195	39,387	1,001	24,468	7,955

—		—	—	—	—	—	—	—	—
—		—	—	—	—	—	—	—	—

—		—	—	—	—	—	—	—	—

18,774		7,397	50,462	3,783	1,195	39,387	1,001	24,468	7,955

87,785		23,171	201,345	20,919	4,913	178,271	2,156	87,252	23,917

128,048		(2,747)	896,071	(16,634)	(4,760)	777,108	(2,430)	122,972	(7,451)
—		(656)	—	—	—	—	282	(27,272)	12,814
—		—	—	—	—	(1,972)	—	6,950	(1,761)
23		(208)	(2,793)	114	(33)	(103)	(22)	1,842	(1,143)

128,071		(3,611)	893,278	(16,520)	(4,793)	775,033	(2,170)	104,492	2,459

465,986		14,113	(340,345)	8,542	15,709	(80,304)	7,628	378,301	153,787
—		565	1,784	(221)	—	—	298	216	2,262
—		—	—	—	—	(4,158)	—	(23,945)	(7,367)
5		27	(87)	36	(36)	(8)	11	(87)	35

465,991		14,705	(338,648)	8,357	15,673	(84,470)	7,937	354,485	148,717

594,062		11,094	554,630	(8,163)	10,880	690,563	5,767	458,977	151,176

$681,847		$34,265	$755,975	$12,756	$15,793	$868,834	$7,923	$546,229	$175,093

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2016

	High- Income Bond Fund	Mortgage Fund		Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$221	$—		$—	$—		$351
Interest	59,698	3,140		731	23,775		7

	59,919	3,140		731	23,775		358

Fees and expenses*:
Investment advisory services	4,017	723		583	5,144		114
Distribution services	972	95		406	2,034		190
Insurance administrative services	8	16		16	81		190
Transfer agent services	— †	—	†	— †	—	†	— †
Administrative services	86	17		18	152		—
Accounting and administrative services	—	—		—	—		27
Reports to shareholders	28	2		6	47		2
Registration statement and prospectus	11	—	†	1	6		7
Trustees’ compensation	7	1		1	13		1
Auditing and legal	15	3		3	6		1
Custodian	7	9		1	13		6
Other	20	10		18	16		63

Total fees and expenses before waivers/reimbursements	5,171	876		1,053	7,512		601
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—		—	—		38
Miscellaneous fee reimbursements	—	—		—	—		84

Total waivers/reimbursements of fees and expenses	—	—		—	—		122

Total fees and expenses after waivers/reimbursements	5,171	876		1,053	7,512		479

Net investment income (loss)	54,748	2,264		(322)	16,263		(121)

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(67,177)	2,088		—	41,371		(2,658)
Forward currency contracts	21	—		—	—		—
Interest rate swaps	(969)	2,523		—	8,053		—
Credit default swaps	(1,183)	—		—	—		—
Futures contracts	—	1,073		—	4,258		(4,811)
Currency transactions	(88)	—		—	—		8
Capital gain distributions received	—	—		—	—		13,899

	(69,396)	5,684		—	53,682		6,438

Net unrealized (depreciation) appreciation on:
Investments	160,979	6,728		1	89,954		(8,710)
Forward currency contracts	(38)	—		—	—		—
Interest rate swaps	274	(6,139)		—	(55,853)		—
Credit default swaps	(527)	—		—	—		—
Futures contracts	—	1,276		—	17,848		(1,415)
Currency translations	112	—		—	—		—

	160,800	1,865		1	51,949		(10,125)

Net realized gain (loss) and unrealized (depreciation) appreciation	91,404	7,549		1	105,631		(3,687)

Net (decrease) increase in net assets resulting from operations	$146,152	$9,813		$(321)	$121,894		$(3,808)

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

			unaudited
		(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$150	$682	$395	$8,997
3	8	6	159

153	690	401	9,156

64	120	95	2,106
107	199	158	2,474
107	199	159	3,511
— †	— †	— †	— †
—	—	—	—
26	27	27	58
1	2	1	34
5	5	5	76
— †	1	1	11
1	1	1	3
6	6	6	6
20	70	48	233

337	630	501	8,512

21	40	32	702
47	88	70	—

68	128	102	702

269	502	399	7,810

(116)	188	2	1,346

(3,209)	(721)	(1,685)	393
—	—	—	—
—	—	—	—
—	—	—	—
(2,203)	(3,223)	(2,578)	(28,244)
38	2	6	32
7,236	13,693	14,044	68,888

1,862	9,751	9,787	41,069

(4,256)	1,703	(8,199)	55,885
—	—	—	—
—	—	—	—
—	—	—	—
(503)	(1,618)	(1,325)	(639)
—	—	—	—

(4,759)	85	(9,524)	55,246

(2,897)	9,836	263	96,315

$(3,013)	$10,024	$265	$97,661

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$32,131	$41,258	$15,273	$(387)	$102,662	$156,971
Net realized gain (loss)	27,950	454,855	(53,573)	817,379	1,208,759	1,899,173
Net unrealized (depreciation) appreciation	(250,583)	(109,786)	(125,730)	(798,992)	(1,127,937)	(519,610)

Net (decrease) increase in net assets resulting from operations	(190,502)	386,327	(164,030)	18,000	183,484	1,536,534

Dividends and distributions paid to shareholders:
Dividends from net investment income	(14,651)	(61,500)	(893)	—	(41,568)	(151,371)
Distributions from net realized gain on investments	(443,911)	(539,532)	(724,863)	(331,551)	(1,900,853)	(4,626,506)

Total dividends and distributions paid to shareholders	(458,562)	(601,032)	(725,756)	(331,551)	(1,942,421)	(4,777,877)

Net capital share transactions	306,070	179,492	509,652	384,510	1,083,288	2,276,062

Total (decrease) increase in net assets	(342,994)	(35,213)	(380,134)	70,959	(675,649)	(965,281)
Net assets:
Beginning of period	5,533,632	5,568,845	4,231,503	4,160,544	21,797,684	22,762,965

End of period	$5,190,638	$5,533,632	$3,851,369	$4,231,503	$21,122,035	$21,797,684

Undistributed (distributions in excess of) net investment income	$17,224	$(256)	$7,475	$(6,905)	$90,956	$29,862

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$20,919	$26,405	$4,913	$3,949	$178,271	$317,583
Net realized gain (loss)	(16,520)	7,489	(4,793)	(1,225)	775,033	471,975
Net unrealized (depreciation) appreciation	8,357	(92,050)	15,673	(7,839)	(84,470)	(523,714)

Net (decrease) increase in net assets resulting from operations	12,756	(58,156)	15,793	(5,115)	868,834	265,844

Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,710)	(24,236)	(4,244)	(4,288)	(56,654)	(334,403)
Distributions from net realized gain on investments	(4,688)	(21,506)	—	—	(465,865)	(1,266,708)

Total dividends and distributions paid to shareholders	(7,398)	(45,742)	(4,244)	(4,288)	(522,519)	(1,601,111)

Net capital share transactions	96,246	88,567	95,629	171,242	829,459	2,142,966

Total (decrease) increase in net assets	101,604	(15,331)	107,178	161,839	1,175,774	807,699
Net assets:
Beginning of period	992,879	1,008,210	237,005	75,166	18,370,567	17,562,868

End of period	$1,094,483	$992,879	$344,183	$237,005	$19,546,341	$18,370,567

Undistributed (distributions in excess of) net investment income	$19,251	$1,042	$377	$(292)	$177,952	$56,335

See end of statements of changes in net assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$80,957	$101,049	$18,375	$21,693	$87,785	$150,411	$23,171	$32,504	$201,345	$362,367
(21,242)	671,574	(44,195)	(83,494)	128,071	617,232	(3,611)	62,422	893,278	2,678,192
(141,585)	(1,114,934)	86,860	(22,006)	465,991	(966,960)	14,705	(115,761)	(338,648)	(2,629,717)

(81,870)	(342,311)	61,040	(83,807)	681,847	(199,317)	34,265	(20,835)	755,975	410,842

(11,423)	(129,375)	(2,164)	(19,569)	(28,164)	(147,049)	(5,261)	(36,339)	(69,903)	(352,790)
(637,485)	(446,067)	—	(149,097)	(595,206)	(712,444)	—	—	(2,694,335)	(3,606,146)

(648,908)	(575,442)	(2,164)	(168,666)	(623,370)	(859,493)	(5,261)	(36,339)	(2,764,238)	(3,958,936)

616,686	688,549	26,064	364,776	664,161	684,200	57,232	(52,395)	2,308,811	2,397,939

(114,092)	(229,204)	84,940	112,303	722,638	(374,610)	86,236	(109,569)	300,548	(1,150,155)

7,482,650	7,711,854	2,693,781	2,581,478	6,898,274	7,272,884	1,776,782	1,886,351	24,213,393	25,363,548

$7,368,558	$7,482,650	$2,778,721	$2,693,781	$7,620,912	$6,898,274	$1,863,018	$1,776,782	$24,513,941	$24,213,393

$50,256	$(19,278)	$(2,616)	$(18,827)	$87,846	$28,224	$23,405	$5,495	$205,449	$74,007

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$2,156	$3,604	$87,252	$180,900	$23,917	$54,947	$54,748	$116,865	$2,264	$2,886
(2,170)	201	104,492	66,981	2,459	(73,021)	(69,396)	(76,908)	5,684	5,622
7,937	(5,965)	354,485	(215,539)	148,717	(80,680)	160,800	(174,986)	1,865	(1,739)

7,923	(2,160)	546,229	32,342	175,093	(98,754)	146,152	(135,029)	9,813	6,769

—	(2,403)	(58,633)	(182,773)	—	(1,846)	(20,488)	(114,287)	(835)	(5,398)
—	(2,968)	(35,948)	(192,440)	(4,207)	(69,034)	—	—	(3,533)	(4,268)

—	(5,371)	(94,581)	(375,213)	(4,207)	(70,880)	(20,488)	(114,287)	(4,368)	(9,666)

15,347	11,046	246,456	697,150	(42,536)	(169,118)	(169,815)	82,072	4,182	219

23,270	3,515	698,104	354,279	128,350	(338,752)	(44,151)	(167,244)	9,627	(2,678)

219,264	215,749	9,924,899	9,570,620	2,245,551	2,584,303	1,795,232	1,962,476	342,130	344,808

$242,534	$219,264	$10,623,003	$9,924,899	$2,373,901	$2,245,551	$1,751,081	$1,795,232	$351,757	$342,130

$986	$(1,170)	$89,995	$61,376	$10,801	$(13,116)	$52,833	$18,573	$2,233	$804

American Funds Insurance Series

Statements of changes in net assets

	Ultra-Short Bond Fund (formerly Cash Management Fund)		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015
Operations:
Net investment income (loss)	$(322)	$(1,713)	$16,263	$29,322	$(121)	$351
Net realized gain (loss)	—	1	53,682	73,799	6,438	13,382
Net unrealized (depreciation) appreciation	1	10	51,949	(45,379)	(10,125)	(13,947)

Net (decrease) increase in net assets resulting from operations	(321)	(1,702)	121,894	57,742	(3,808)	(214)

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(7,777)	(48,582)	(331)	—
Distributions from net realized gain on investments	—	—	(60,973)	(27,147)	(15,012)	—

Total dividends and distributions paid to shareholders	—	—	(68,750)	(75,729)	(15,343)	—

Net capital share transactions	(851)	(29,927)	6,711	(393,940)	42,413	66,782

Total (decrease) increase in net assets	(1,172)	(31,629)	59,855	(411,927)	23,262	66,568
Net assets:
Beginning of period	363,436	395,065	3,061,886	3,473,813	145,832	79,264

End of period	$362,264	$363,436	$3,121,741	$3,061,886	$169,094	$145,832

Undistributed (distributions in excess of) net investment income	$(345)	$(23)	$15,898	$7,412	$(124)	$328

*	Unaudited.

See Notes to Financial Statements

American Funds Insurance Series

						(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015	Six months ended June 30 2016*	Year ended December 31 2015

$(116)	$904	$188	$1,959	$2	$1,056	$1,346	$31,209
1,862	1,838	9,751	7,704	9,787	8,928	41,069	111,792
(4,759)	(9,188)	85	(19,476)	(9,524)	(14,317)	55,246	(170,931)

(3,013)	(6,446)	10,024	(9,813)	265	(4,333)	97,661	(27,930)

(843)	(14)	(2,237)	(530)	(1,331)	(67)	(34,288)	(38,084)
(2,185)	—	(5,924)	—	(8,465)	—	(93,578)	(48,390)

(3,028)	(14)	(8,161)	(530)	(9,796)	(67)	(127,866)	(86,474)

12,798	43,513	49,796	49,641	23,252	51,303	441,340	722,454

6,757	37,053	51,659	39,298	13,721	46,903	411,135	608,050

83,160	46,107	137,405	98,107	122,669	75,766	2,665,019	2,056,969

$89,917	$83,160	$189,064	$137,405	$136,390	$122,669	$3,076,154	$2,665,019

$(120)	$839	$174	$2,223	$(1)	$1,328	$1,191	$34,133

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

American Funds Insurance Series

Ultra-Short Bond Fund — On May 1, 2016, the fund changed its name from Cash Management Fund to Ultra-Short Bond Fund in accordance with a resolution approved by shareholders on December 4, 2015, to convert the fund to an ultra-short-term bond fund. The fund seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2016 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$633,369	$631,466	$—	$1,264,835
Consumer discretionary	805,224	282,754	—	1,087,978
Health care	490,154	408,056	—	898,210
Financials	153,037	359,249	—	512,286
Consumer staples	50,742	284,580	—	335,322
Industrials	80,217	153,323	—	233,540
Energy	112,190	68,184	—	180,374
Telecommunication services	—	76,297	—	76,297
Other	25,901	24,029	—	49,930
Miscellaneous	83,928	173,305	—	257,233
Bonds, notes & other debt instruments	—	2,007	—	2,007
Short-term securities	—	312,334	—	312,334

Total	$2,434,762	$2,775,584	$—	$5,210,346

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(322)	$—	$(322)

*	Securities with a value of $2,461,243,000, which represented 47.42% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$315,634	$340,036	$4	$655,674
Information technology	316,427	206,663	—	523,090
Health care	429,474	80,655	—	510,129
Industrials	95,239	183,490	—	278,729
Financials	90,951	174,719	—	265,670
Consumer staples	84,702	173,896	—	258,598
Energy	179,463	42,776	8,828	231,067
Materials	106,972	73,029	—	180,001
Utilities	—	83,655	31	83,686
Telecommunication services	—	11,560	—	11,560
Miscellaneous	96,227	91,281	—	187,508
Rights & warrants	208	—	39	247
Bonds, notes & other debt instruments	—	121,812	—	121,812
Short-term securities	—	528,527	—	528,527

Total	$1,715,297	$2,112,099	$8,902	$3,836,298

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,683	$—	$4,683
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(295)	—	(295)

Total	$—	$4,388	$—	$4,388

*	Securities with a value of $1,455,844,000, which represented 37.80% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,216,815	$730,538	$—	$4,947,353
Consumer discretionary	4,570,452	27,481	—	4,597,933
Health care	3,020,880	9,626	—	3,030,506
Financials	1,885,682	117,048	—	2,002,730
Energy	1,842,346	—	—	1,842,346
Consumer staples	1,412,858	151,043	—	1,563,901
Industrials	1,005,249	167,972	—	1,173,221
Telecommunication services	211,039	13,090	—	224,129
Other	266,609	1,437	—	268,046
Miscellaneous	396,414	80,345	—	476,759
Convertible stocks	—	—	13,104	13,104
Convertible bonds	—	5,300	—	5,300
Short-term securities	—	963,148	—	963,148

Total	$18,828,344	$2,267,028	$13,104	$21,108,476

*	Securities with a value of $1,297,142,000, which represented 6.14% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$41,252	$1,173,335	$—	$1,214,587
Information technology	192,494	750,242	—	942,736
Health care	59,207	823,249	—	882,456
Consumer discretionary	56,435	777,132	—	833,567
Industrials	21,050	636,023	—	657,073
Consumer staples	28,049	568,308	—	596,357
Materials	85,955	421,136	—	507,091
Utilities	—	392,038	—	392,038
Energy	75,473	240,981	—	316,454
Telecommunication services	—	240,610	—	240,610
Miscellaneous	12,908	233,877	—	246,785
Bonds, notes & other debt instruments	—	73,875	—	73,875
Short-term securities	—	462,604	—	462,604

Total	$572,823	$6,793,410	$—	$7,366,233

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,735	$—	$4,735
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,488)	—	(4,488)

Total	$—	$247	$—	$247

*	Securities with a value of $6,032,519,000, which represented 81.87% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$161,379	$273,043	$—	$434,422
Information technology	161,527	258,347	—	419,874
Financials	180,607	174,977	29	355,613
Health care	95,909	140,791	—	236,700
Industrials	58,060	122,221	—	180,281
Energy	64,986	96,865	—	161,851
Consumer staples	58,470	96,273	—	154,743
Telecommunication services	4,942	49,092	—	54,034
Materials	28,672	22,498	885	52,055
Utilities	—	37,613	—	37,613
Miscellaneous	24,394	105,934	—	130,328
Rights & warrants	—	33,559	11,234	44,793
Convertible bonds	—	6,581	—	6,581
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	140,911	—	140,911
Corporate bonds & notes	—	14,493	—	14,493
U.S. Treasury bonds & notes	—	1,505	—	1,505
Short-term securities	—	347,689	—	347,689

Total	$838,946	$1,922,392	$12,148	$2,773,486

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$61	$—	$61
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(136)	—	(136)

Total	$—	$(75)	$—	$(75)

*	Securities with a value of $1,363,311,000, which represented 49.06% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,231,149	$—	$—	$1,231,149
Information technology	1,019,138	—	—	1,019,138
Industrials	969,593	—	—	969,593
Consumer staples	801,252	—	—	801,252
Telecommunication services	745,097	—	—	745,097
Energy	729,912	—	—	729,912
Materials	408,076	—	—	408,076
Financials	353,080	—	—	353,080
Consumer discretionary	313,550	—	—	313,550
Utilities	309,139	—	—	309,139
Miscellaneous	291,024	—	—	291,024
Short-term securities	—	428,706	—	428,706

Total	$7,171,010	$428,706	$—	$7,599,716

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$213,178	$62,313	$—	$275,491
Information technology	114,440	126,613	—	241,053
Consumer discretionary	107,519	129,175	—	236,694
Health care	116,060	58,310	—	174,370
Consumer staples	99,659	71,519	—	171,178
Industrials	105,872	48,016	—	153,888
Energy	82,249	14,801	—	97,050
Utilities	32,164	59,857	—	92,021
Materials	46,134	34,549	—	80,683
Telecommunication services	31,918	36,461	—	68,379
Miscellaneous	58,441	29,854	—	88,295
Preferred securities	459	—	—	459
Bonds, notes & other debt instruments	—	41,296	—	41,296
Short-term securities	—	144,720	—	144,720

Total	$1,008,093	$857,484	$—	$1,865,577

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$648	$—	$648
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)

Total	$—	$623	$—	$623

*	Securities with a value of $671,468,000, which represented 36.04% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,933,566	$77,772	$—	$4,011,338
Information technology	3,569,287	96,727	—	3,666,014
Consumer discretionary	2,991,538	202,180	—	3,193,718
Financials	2,344,062	130,406	—	2,474,468
Consumer staples	1,913,375	215,721	—	2,129,096
Energy	1,741,794	304,888	—	2,046,682
Industrials	1,821,208	122,606	—	1,943,814
Materials	1,177,239	91,748	—	1,268,987
Telecommunication services	699,018	—	—	699,018
Utilities	264,800	—	—	264,800
Miscellaneous	758,270	160,758	—	919,028
Convertible stocks	5,178	5,157	—	10,335
Convertible bonds	—	129,071	—	129,071
Bonds, notes & other debt instruments	—	297,947	—	297,947
Short-term securities	—	1,387,612	—	1,387,612

Total	$21,219,335	$3,222,593	$—	$24,441,928

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,784	$—	$1,784

*	Securities with a value of $1,312,902,000, which represented 5.36% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,481	$173,704	$—	$192,185
Consumer staples	42,753	142,107	—	184,860
Utilities	—	136,403	—	136,403
Consumer discretionary	—	97,001	—	97,001
Health care	6,580	88,566	—	95,146
Industrials	—	86,604	—	86,604
Energy	29,021	51,929	—	80,950
Telecommunication services	2,471	38,634	—	41,105
Information technology	—	32,967	—	32,967
Materials	3,265	14,229	—	17,494
Miscellaneous	5,680	3,103	—	8,783
Convertible bonds	—	2,438	—	2,438
Bonds, notes & other debt instruments	—	31,418	—	31,418
Short-term securities	—	92,277	—	92,277

Total	$108,251	$991,380	$—	$1,099,631

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(221)	$—	$(221)

*	Securities with a value of $851,908,000, which represented 77.84% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$36,848	$17,038	$—	$53,886
Financials	22,826	17,597	—	40,423
Telecommunication services	13,580	19,795	—	33,375
Utilities	6,816	24,486	—	31,302
Energy	20,943	5,856	—	26,799
Health care	12,424	10,837	—	23,261
Information technology	14,951	6,566	—	21,517
Consumer discretionary	8,263	9,749	—	18,012
Industrials	5,943	10,720	—	16,663
Materials	3,946	4,449	—	8,395
Miscellaneous	2,601	2,093	—	4,694
Convertible stocks	1,370	—	—	1,370
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	19,296	—	19,296
Mortgage-backed obligations	—	18,612	—	18,612
Corporate bonds & notes	—	10,276	—	10,276
Asset-backed obligations	—	4,334	—	4,334
Short-term securities	—	12,699	—	12,699

Total	$150,511	$194,403	$—	$344,914

*	Securities with a value of $129,186,000, which represented 37.53% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$2,928,299	$137,512	$—	$3,065,811
Health care	1,589,929	—	184	1,590,113
Consumer discretionary	1,404,836	50,565	—	1,455,401
Financials	1,346,502	—	—	1,346,502
Energy	1,068,507	—	—	1,068,507
Industrials	983,264	45,500	—	1,028,764
Materials	873,406	—	941	874,347
Consumer staples	761,306	—	—	761,306
Telecommunication services	206,814	—	—	206,814
Utilities	124,426	—	—	124,426
Miscellaneous	661,821	183,510	1,525	846,856
Convertible stocks	—	6,081	—	6,081
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,839,302	—	2,839,302
Corporate bonds & notes	—	1,687,339	11,501	1,698,840
Mortgage-backed obligations	—	973,440	—	973,440
Federal agency bonds & notes	—	50,362	—	50,362
Other	—	116,907	—	116,907
Short-term securities	—	1,688,283	—	1,688,283

Total	$11,949,110	$7,778,801	$14,151	$19,742,062

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$7,664	$—	$7,664
Liabilities:
Unrealized depreciation on interest rate swaps	—	(16,574)	—	(16,574)

Total	$—	$(8,910)	$—	$(8,910)

*	Securities with a value of $408,609,000, which represented 2.09% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$8,388	$15,018	$—	$23,406
Health care	17,229	4,768	—	21,997
Consumer staples	12,655	8,686	—	21,341
Information technology	7,899	10,604	—	18,503
Energy	9,837	3,503	—	13,340
Financials	5,791	6,999	—	12,790
Consumer discretionary	8,153	3,359	—	11,512
Materials	8,005	2,484	—	10,489
Utilities	—	3,061	—	3,061
Telecommunication services	1,555	568	—	2,123
Convertible bonds	—	276	—	276
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	39,953	—	39,953
U.S. Treasury bonds & notes	—	23,032	—	23,032
Corporate bonds & notes	—	15,946	—	15,946
Mortgage-backed obligations	—	5,232	—	5,232
Asset-backed obligations	—	325	—	325
Short-term securities	—	19,097	—	19,097

Total	$79,512	$162,911	$—	$242,423

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$506	$—	$506
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(144)	—	(144)

Total	$—	$362	$—	$362

*	Securities with a value of $59,050,000, which represented 24.35% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,795,950	$—	$3,795,950
Corporate bonds & notes	—	3,068,655	372	3,069,027
Mortgage-backed obligations	—	2,365,535	—	2,365,535
Bonds & notes of governments & government agencies outside the U.S.	—	471,822	—	471,822
Asset-backed obligations	—	154,015	—	154,015
Municipals	—	101,976	—	101,976
Federal agency bonds & notes	—	75,611	—	75,611
Common stocks	149	—	655	804
Short-term securities	—	1,690,772	—	1,690,772

Total	$149	$11,724,336	$1,027	$11,725,512

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,408	$—	$3,408
Unrealized appreciation on interest rate swaps	—	34,915	—	34,915
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,224)	—	(4,224)
Unrealized depreciation on interest rate swaps	—	(57,023)	—	(57,023)

Total	$—	$(22,924)	$—	$(22,924)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$282,156	$—	$282,156
Japanese yen	—	222,772	—	222,772
Mexican pesos	—	120,933	—	120,933
Polish zloty	—	97,636	—	97,636
Hungarian forints	—	80,932	—	80,932
Danish kroner	—	77,535	—	77,535
British pounds	—	64,039	—	64,039
Malaysian ringgits	—	51,681	—	51,681
Indian rupees	—	32,166	—	32,166
U.S. dollars	—	1,198,887	159	1,199,046
Other	—	54,814	—	54,814
Convertible stocks	—	208	—	208
Common stocks	411	173	459	1,043
Short-term securities	—	151,970	—	151,970

Total	$411	$2,435,902	$618	$2,436,931

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$8,386	$—	$8,386
Unrealized appreciation on interest rate swaps	—	1,239	—	1,239
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,458)	—	(3,458)
Unrealized depreciation on interest rate swaps	—	(8,541)	—	(8,541)

Total	$—	$(2,374)	$—	$(2,374)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,560,425	$11,274	$1,571,699
Asset-backed obligations	—	11,915	—	11,915
Other	—	14,181	—	14,181
Convertible bonds	—	4,003	—	4,003
Convertible stocks	3,763	3,698	—	7,461
Preferred securities	2,226	—	—	2,226
Common stocks	10,452	2,249	3,682	16,383
Short-term securities	—	78,286	—	78,286

Total	$16,441	$1,674,757	$14,956	$1,706,154

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$179	$—	$179

*	Credit default swaps are not included in the investment portfolio.

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$257,935	$—	$257,935
U.S. Treasury bonds & notes	—	35,365	—	35,365
Asset-backed obligations	—	33,300	1,867	35,167
Federal agency bonds & notes	—	15,548	—	15,548
Short-term securities	—	47,831	—	47,831

Total	$—	$389,979	$1,867	$391,846

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$3,940	$—	$3,940
Unrealized appreciation on futures contracts	1,794	—	—	1,794
Liabilities:
Unrealized depreciation on interest rate swaps	—	(8,924)	—	(8,924)
Unrealized depreciation on futures contracts	(518)	—	—	(518)

Total	$1,276	$(4,984)	$—	$(3,708)

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2016, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,325,445	$—	$1,325,445
Federal agency bonds & notes	—	860,767	—	860,767
Mortgage-backed obligations	—	685,174	—	685,174
Short-term securities	—	200,005	—	200,005

Total	$—	$3,071,391	$—	$3,071,391

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$45,400	$—	$45,400
Unrealized appreciation on futures contracts	20,177	—	—	20,177
Liabilities:
Unrealized depreciation on interest rate swaps	—	(100,025)	—	(100,025)
Unrealized depreciation on futures contracts	(2,329)	—	—	(2,329)

Total	$17,848	$(54,625)	$—	$(36,777)

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2016, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund have participated in a transaction that involves unfunded commitments, which may obligate each fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure of Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund as of June 30, 2016 was $471,000, $109,000 and $719,000, respectively. Should such commitments become due in full, these amounts would represent less than 0.01% of the net assets of Asset Allocation Fund and 0.04% of the net assets of Global Bond Fund and High-Income Bond Fund, in each case as of June 30, 2016.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2016, Global Growth Fund, Global Small Capitalization

American Funds Insurance Series

Fund, International Fund, New World Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Global Balanced Fund, Bond Fund and Global Bond Fund had open forward currency contracts. As of June 30, 2016, High-Income Bond Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held by High-Income Bond Fund was $2,585,000.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2016, Asset Allocation Fund, Bond Fund, Global Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps. As of June 30, 2016, High-Income Bond Fund did not have any open interest rate swaps. The average month-end notional amount of open interest rate swaps while held by High-Income Bond Fund was $31,888,000.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of June 30, 2016, High-Income Bond Fund had open credit default swaps.

American Funds Insurance Series

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of June 30, 2016, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund held futures contracts.

American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of June 30, 2016 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$4,683	$4,735
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$—	$4,683	$4,735

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$322	$295	$4,488
Forward currency	Currency	Payables for closed forward currency contracts	38	60	233
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$360	$355	$4,721

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(3,311)	$1,707	$(4,878)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(3,311)	$1,707	$(4,878)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$268	$3,887	$(170)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$268	$3,887	$(170)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$61	$648	$1,784
Forward currency	Currency	Receivables for closed forward currency contracts	3	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$64	$648	$1,784

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$136	$25	$—
Forward currency	Currency	Payables for closed forward currency contracts	38	33	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$174	$58	$—

Net realized (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized loss on forward currency contracts	$(338)	$(656)	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(338)	$(656)	$—

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(104)	$565	$1,784
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(104)	$565	$1,784

See end of tables for footnote.

American Funds Insurance Series

			International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$506
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	42
Interest rate swaps	Interest	Net unrealized appreciation*	—	7,664	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$—	$7,664	$548

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$221	$—	$144
Forward currency	Currency	Payables for closed forward currency contracts	—	—	86
Interest rate swaps	Interest	Net unrealized depreciation*	—	16,574	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$221	$16,574	$230

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$282
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	(1,972)	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$—	$(1,972)	$282

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(221)	$—	$298
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	—	(4,158)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(221)	$(4,158)	$298

American Funds Insurance Series

			Bond Fund	Global Bond Fund	High- Income Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$3,408	$8,386	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	1,986	—
Interest rate swaps	Interest	Net unrealized appreciation*	34,915	1,239	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	179
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$38,323	$11,611	$179

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$4,224	$3,458	$—
Forward currency	Currency	Payables for closed forward currency contracts	274	2,920	—
Interest rate swaps	Interest	Net unrealized depreciation*	57,023	8,541	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$61,521	$14,919	$—

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(27,272)	$12,814	$21
Interest rate swaps	Interest	Net realized gain (loss) on interest rate swaps	6,950	(1,761)	(969)
Credit default swaps	Credit	Net realized loss on credit default swaps	—	—	(1,183)
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(20,322)	$11,053	$(2,131)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$216	$2,262	$(38)
Interest rate swaps	Interest	Net unrealized (depreciation) appreciation on interest rate swaps	(23,945)	(7,367)	274
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	—	—	(527)
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(23,729)	$(5,105)	$(291)

See end of tables for footnote.

American Funds Insurance Series

			Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	3,940	45,400	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	1,794	20,177	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	79

			$5,734	$65,577	$79

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	8,924	100,025	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	518	2,329	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	1,535
Futures contracts	Currency	Net unrealized depreciation*	—	—	2

			$9,442	$102,354	$1,537

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	2,523	8,053	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	1,073	4,258	—
Futures contracts	Equity	Net realized loss on futures contracts	—	—	(4,735)
Futures contracts	Currency	Net realized loss on futures contracts	—	—	(76)

			$3,596	$12,311	$(4,811)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(6,139)	(55,853)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	1,276	17,848	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	—	—	(1,472)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	57

			$(4,863)	$(38,005)	$(1,415)

American Funds Insurance Series

			Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	103	—	—
Futures contracts	Currency	Net unrealized appreciation*	721	23	23

			$824	$23	$23

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	1,323	1,712	1,474
Futures contracts	Currency	Net unrealized depreciation*	170	—	—

			$1,493	$1,712	$1,474

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(1,211)	(3,237)	(2,538)
Futures contracts	Currency	Net realized (loss) gain on futures contracts	(992)	14	(40)

			$(2,203)	$(3,223)	$(2,578)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	(998)	(1,619)	(1,323)
Futures contracts	Currency	Net unrealized appreciation (depreciation) on futures contracts	495	1	(2)

			$(503)	$(1,618)	$(1,325)

See end of tables for footnote.

American Funds Insurance Series

Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—
Interest rate swaps	Interest	Net unrealized appreciation*	—
Credit default swaps	Credit	Net unrealized appreciation*	—
Futures contracts	Interest	Net unrealized appreciation*	—
Futures contracts	Equity	Net unrealized appreciation*	—
Futures contracts	Currency	Net unrealized appreciation*	35

$35

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—
Forward currency	Currency	Payables for closed forward currency contracts	—
Interest rate swaps	Interest	Net unrealized depreciation*	—
Credit default swaps	Credit	Net unrealized depreciation*	—
Futures contracts	Interest	Net unrealized depreciation*	—
Futures contracts	Equity	Net unrealized depreciation*	2,200
Futures contracts	Currency	Net unrealized depreciation*	—

$2,200

Net realized loss	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—
Futures contracts	Interest	Net realized gain on futures contracts	—
Futures contracts	Equity	Net realized loss on futures contracts	(27,934)
Futures contracts	Currency	Net realized loss on futures contracts	(310)

$(28,244)

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	(626)
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(13)

$(639)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures contracts and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2016 if close-out netting was exercised (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$360	$—	$(287)	$—	$73

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$161	$(134)	$—	$—	$27
Citibank	1,327	—	(1,327)	—	—
HSBC Bank	2,861	(69)	(2,689)	—	103
JPMorgan Chase	182	—	(182)	—	—
UBS AG	152	(152)	—	—	—

Total	$4,683	$(355)	$(4,198)	$—	$130

Liabilities:
Barclays Bank PLC	$134	$(134)	$—	$—	$—
HSBC Bank	69	(69)	—	—	—
UBS AG	152	(152)	—	—	—

Total	$355	$(355)	$—	$—	$—

See end of tables for footnote.

American Funds Insurance Series

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$282	$(282)	$—	$—	$—
HSBC Bank	352	(78)	(274)	—	—
JPMorgan Chase	292	(40)	(252)	—	—
UBS AG	3,809	(91)	(3,636)	—	82

Total	$4,735	$(491)	$(4,162)	$—	$82

Liabilities:
Bank of America, N.A.	$960	$—	$(581)	$—	$379
Barclays Bank PLC	3,516	(282)	(3,123)	—	111
Citibank	36	—	—	—	36
HSBC Bank	78	(78)	—	—	—
JPMorgan Chase	40	(40)	—	—	—
UBS AG	91	(91)	—	—	—

Total	$4,721	$(491)	$(3,704)	$—	$526

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$3	$(3)	$—	$—	$—
HSBC Bank	23	—	—	—	23
JPMorgan Chase	38	(38)	—	—	—

Total	$64	$(41)	$—	$—	$23

Liabilities:
Bank of America, N.A.	$73	$—	$—	$—	$73
Citibank	36	(3)	—	—	33
JPMorgan Chase	43	(38)	—	—	5
UBS AG	22	—	—	—	22

Total	$174	$(41)	$—	$—	$133

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$498	$(33)	$(465)	$—	$—
Citibank	150	—	—	—	150

Total	$648	$(33)	$(465)	$—	$150

Liabilities:
Bank of America, N.A.	$33	$(33)	$—	$—	$—
HSBC Bank	25	—	—	—	25

Total	$58	$(33)	$—	$—	$25

American Funds Insurance Series

Growth-Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$449	$—	$(336)	$—	$113
HSBC Bank	444	—	(331)	—	113
JPMorgan Chase	447	—	—	—	447
UBS AG	444	—	(321)	—	123

Total	$1,784	$—	$(988)	$—	$796

International Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$221	$—	$—	$—	$221

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$122	$(8)	$—	$—	$114
Citibank	69	(30)	—	—	39
HSBC Bank	213	(26)	—	—	187
JPMorgan Chase	56	(56)	—	—	—
UBS AG	88	(30)	—	—	58

Total	$548	$(150)	$—	$—	$398

Liabilities:
Bank of America, N.A.	$32	$—	$—	$—	$32
Bank of New York Mellon	6	—	—	—	6
Barclays Bank PLC	8	(8)	—	—	—
Citibank	30	(30)	—	—	—
HSBC Bank	26	(26)	—	—	—
JPMorgan Chase	98	(56)	—	—	42
UBS AG	30	(30)	—	—	—

Total	$230	$(150)	$—	$—	$80

See end of tables for footnote.

American Funds Insurance Series

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$624	$(624)	$—	$—	$—
Barclays Bank PLC	71	(1)	—	—	70
Citibank	1,086	—	(580)	—	506
HSBC Bank	1,096	—	(718)	—	378
UBS AG	531	(531)	—	—	—

Total	$3,408	$(1,156)	$(1,298)	$—	$954

Liabilities:
Bank of America, N.A.	$3,420	$(624)	$(2,617)	$—	$179
Barclays Bank PLC	1	(1)	—	—	—
JPMorgan Chase	296	—	—	—	296
UBS AG	781	(531)	(250)	—	—

Total	$4,498	$(1,156)	$(2,867)	$—	$475

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$491	$(490)	$—	$—	$1
Barclays Bank PLC	1,189	(1,088)	(101)	—	—
Citibank	1,478	(1,011)	(467)	—	—
HSBC Bank	4,369	(1,237)	(3,132)	—	—
JPMorgan Chase	1,195	(1,195)	—	—	—
UBS AG	1,651	(625)	(1,026)	—	—

Total	$10,373	$5,646	$(4,726)	$—	$1

Liabilities:
Bank of America, N.A.	$490	$(490)	$—	$—	$—
Barclays Bank PLC	1,088	(1,088)	—	—	—
Citibank	1,011	(1,011)	—	—	—
HSBC Bank	1,237	(1,237)	—	—	—
JPMorgan Chase	1,929	(1,195)	(734)	—	—
UBS AG	625	(625)	—	—	—

Total	$6,380	$(5,646)	$(734)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds Insurance Series

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2009; Growth Fund and Growth-Income Fund for tax years before 2010; International Growth and Income Fund and Global Balanced Fund for tax years before 2011; and Asset Allocation Fund, Bond Fund and Global Bond Fund for tax years before 2015. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2015. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2015:
Undistributed ordinary income	$32,894	$11,421	$41,300	$11,250	$2,125	$89,456
Undistributed long-term capital gain	425,513	714,068	1,900,761	637,417	—	533,399
Capital loss carryforward: No expiration	—	—	—	—	(72,641)	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	1,193,441	671,515	6,231,767	883,993	385,792	1,616,292
Gross unrealized depreciation on investment securities	(191,219)	(603,637)	(754,995)	(699,526)	(227,453)	(189,251)
Net unrealized appreciation (depreciation) on investment securities	1,002,222	67,878	5,476,772	184,467	158,339	1,427,041

Cost of investment securities	4,208,124	3,768,420	15,631,704	7,181,766	2,615,147	6,172,675

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2015:
Undistributed ordinary income	$5,232	$199,886	$2,684	$21	$58,950	$—
Late year ordinary loss deferral*	—	—	—	—	—	(355)
Undistributed long-term capital gain	—	2,563,501	4,647	—	463,050	—
Post-October capital loss deferral*	(12,225)	—	—	—	—	(855)
Capital loss carryforward:
No expiration	—	—	—	(1,684)	—	—
Expiring 2017	(17,429)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	(17,726)	—	—	(1,684)	—	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	283,796	5,917,391	73,779	20,434	3,402,237	30,109
Gross unrealized depreciation on investment securities	(77,167)	(1,272,453)	(115,027)	(14,211)	(462,344)	(8,605)
Net unrealized appreciation (depreciation) on investment securities	206,629	4,644,938	(41,248)	6,223	2,939,893	21,504

Cost of investment securities	1,658,948	19,796,990	1,140,879	338,691	16,802,169	220,919

American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2015:
Undistributed ordinary income	$74,947	$—	$20,431	$4,155	$—	$51,560
Late year ordinary loss deferral*	—	(7,647)	—	—	—	—
Undistributed long-term capital gain	18,561	1,747	—	185	—	17,063
Post-October capital loss deferral*	—	(655)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(97,754)	—	—	—
Expiring 2017	—	—	(45,026)	—	—	—

	—	—	(142,780)	—	—	—

As of June 30, 2016:
Gross unrealized appreciation on investment securities	344,534	98,964	32,698	6,584	28	75,418
Gross unrealized depreciation on investment securities	(49,639)	(68,598)	(147,966)	(232)	(1)	(528)
Net unrealized appreciation (depreciation) on investment securities	294,895	30,366	(115,268)	6,352	27	74,890

Cost of investment securities	11,430,617	2,406,565	1,821,422	385,494	360,142	2,996,501

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2015:
Undistributed ordinary income	$328	$839	$2,223	$1,328	$34,133
Undistributed long-term capital gain	14,998	2,179	5,911	8,464	93,485

As of June 30, 2016:
Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(25,699)	(18,829)	(14,464)	(22,879)	(81,939)
Net unrealized appreciation (depreciation) on investment securities	(25,699)	(18,829)	(14,464)	(22,879)	(81,939)

Cost of investment securities	192,747	104,647	201,815	157,957	3,160,306

*	These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$10,322	$126,735	$137,057	$34,454	$137,198	$171,652
Class 2	22,076	291,772	313,848	74,382	349,551	423,933
Class 4	510	7,147	7,657	1,272	4,175	5,447

Total	$32,908	$425,654	$458,562	$110,108	$490,924	$601,032

American Funds Insurance Series

Global Small Capitalization Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,976	$273,687	$278,663	$14,631	$107,277	$121,908
Class 2	6,472	433,806	440,278	24,973	183,098	208,071
Class 4	100	6,715	6,815	189	1,383	1,572

Total	$11,548	$714,208	$725,756	$39,793	$291,758	$331,551

Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$15,245	$603,135	$618,380	$59,092	$1,460,328	$1,519,420
Class 2	25,371	1,244,603	1,269,974	88,259	3,114,763	3,203,022
Class 3	352	16,336	16,688	1,311	42,040	43,351
Class 4	600	36,779	37,379	2,709	9,375	12,084

Total	$41,568	$1,900,853	$1,942,421	$151,371	$4,626,506	$4,777,877

International Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$6,133	$296,124	$302,257	$63,527	$196,800	$260,327
Class 2	5,192	334,251	339,443	64,651	245,172	309,823
Class 3	40	2,445	2,485	540	2,060	2,600
Class 4	58	4,665	4,723	657	2,035	2,692

Total	$11,423	$637,485	$648,908	$129,375	$446,067	$575,442

New World Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$1,608	$—	$1,608	$33,998	$63,241	$97,239
Class 2	491	—	491	20,466	43,910	64,376
Class 4	65	—	65	2,315	4,736	7,051

Total	$2,164	$—	$2,164	$56,779	$111,887	$168,666

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$49,881	$292,080	$341,961	$104,537	$336,268	$440,805
Class 2	38,963	236,696	275,659	88,048	328,339	416,387
Class 4	817	4,933	5,750	650	1,651	2,301

Total	$89,661	$533,709	$623,370	$193,235	$666,258	$859,493

Global Growth and Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$1,361	$—	$1,361	$6,244	$—	$6,244
Class 2	3,873	—	3,873	30,016	—	30,016
Class 4	27	—	27	79	—	79

Total	$5,261	$—	$5,261	$36,339	$—	$36,339

Growth-Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$94,265	$1,172,061	$1,266,326	$211,212	$1,523,989	$1,735,201
Class 2	101,489	1,329,722	1,431,211	227,897	1,955,599	2,183,496
Class 3	1,258	16,262	17,520	2,968	24,839	27,807
Class 4	3,347	45,834	49,181	5,428	7,004	12,432

Total	$200,359	$2,563,879	$2,764,238	$447,505	$3,511,431	$3,958,936

International Growth and Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$2,107	$3,459	$5,566	$17,822	$15,393	$33,215
Class 2	540	1,080	1,620	5,743	5,535	11,278
Class 4	63	149	212	671	578	1,249

Total	$2,710	$4,688	$7,398	$24,236	$21,506	$45,742

Capital Income Builder

	Six months ended June 30, 2016					Year ended December 31, 2015
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains	Total dividends paid
Class 1	$1,652		$—	$1,652		$1,286		$—	$1,286
Class 2	—	*	—	—	*	—	*	—	—	*
Class 4	2,592		—	2,592		3,002		—	3,002

Total	$4,244		$—	$4,244		$4,288		$—	$4,288

See end of tables for footnote.

American Funds Insurance Series

Asset Allocation Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$38,474	$280,306	$318,780	$310,613	$785,247	$1,095,860
Class 2	14,389	120,303	134,692	126,004	335,062	461,066
Class 3	106	859	965	927	2,404	3,331
Class 4	6,409	61,673	68,082	36,628	4,226	40,854

Total	$59,378	$463,141	$522,519	$474,172	$1,126,939	$1,601,111

Global Balanced Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$—	$—	$—	$596	$605	$1,201
Class 2	—	—	—	1,802	2,359	4,161
Class 4	—	—	—	5	4	9

Total	$—	$—	$—	$2,403	$2,968	$5,371

Bond Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$46,350	$11,305	$57,655	$195,551	$20,064	$215,615
Class 2	28,742	7,465	36,207	141,408	16,478	157,886
Class 4	569	150	719	1,556	156	1,712

Total	$75,661	$18,920	$94,581	$338,515	$36,698	$375,213

Global Bond Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$1,163	$872	$2,035	$21,903	$12,052	$33,955
Class 2	1,230	923	2,153	23,532	13,266	36,798
Class 4	11	8	19	81	46	127

Total	$2,404	$1,803	$4,207	$45,516	$25,364	$70,880

High-Income Bond Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$11,106	$—	$11,106	$65,080	$—	$65,080
Class 2	9,108	—	9,108	48,382	—	48,382
Class 3	146	—	146	742	—	742
Class 4	128	—	128	83	—	83

Total	$20,488	$—	$20,488	$114,287	$—	$114,287

American Funds Insurance Series

Mortgage Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$3,320	$152	$3,472	$7,999	$—	$7,999
Class 2	740	35	775	1,499	—	1,499
Class 4	115	6	121	168	—	168

Total	$4,175	$193	$4,368	$9,666	$—	$9,666

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$24,402	$7,982	$32,384	$35,624	$1,712	$37,336
Class 2	25,935	8,728	34,663	35,376	1,904	37,280
Class 3	181	60	241	253	13	266
Class 4	1,091	371	1,462	821	26	847

Total	$51,609	$17,141	$68,750	$72,074	$3,655	$75,729

Managed Risk Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$3	$57	$60	$—	$—	$—
Class P2	328	14,955	15,283	—	—	—

Total	$331	$15,012	$15,343	$—	$—	$—

Managed Risk International Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends paid
Class P1	$2	$4	$6	$—	*	$—	$—	*
Class P2	841	2,181	3,022	14		—	14

Total	$843	$2,185	$3,028	$14		$—	$14

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$3	$9	$12	$1	$—	$1
Class P2	2,234	5,915	8,149	529	—	529

Total	$2,237	$5,924	$8,161	$530	$—	$530

See end of tables for footnote.

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$11	$64	$75	$3	$—	$3
Class P2	1,320	8,401	9,721	64	—	64

Total	$1,331	$8,465	$9,796	$67	$—	$67

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$11,051	$29,417	$40,468	$9,630	$8,843	$18,473
Class P2	23,237	64,161	87,398	28,454	39,547	68,001

Total	$34,288	$93,578	$127,866	$38,084	$48,390	$86,474

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.250% of average daily net assets to 0.150% of average daily net assets for the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — The series’ board of trustees approved an amended agreement for Asset Allocation Fund effective February 1, 2016, decreasing the annual rate on average daily net assets in excess of $21 billion to 0.240%. CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2016, total investment advisory services fees waived by CRMC were $833,000.

American Funds Insurance Series

The range of rates and asset levels, and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30, 2016, before waiver	For the period ended June 30, 2016, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	0.690%	0.460%	$0.6	$5.0	0.528%	0.528%
Global Small Capitalization Fund	0.800	0.635	0.6	5.0	0.700	0.700
Growth Fund	0.500	0.280	0.6	34.0	0.331	0.331
International Fund	0.690	0.430	0.5	21.0	0.503	0.503
New World Fund	0.850	0.620	0.5	2.5	0.725	0.725
Blue Chip Income and Growth Fund	0.500	0.360	0.6	6.5	0.397	0.397
Global Growth and Income Fund	0.690	0.480	0.6	3.0	0.604	0.604
Growth-Income Fund	0.500	0.219	0.6	34.0	0.270	0.270
International Growth and Income Fund	0.690	0.530	0.5	1.0	0.640	0.640
Capital Income Builder Fund	0.500		all		0.500	0.500
Asset Allocation Fund	0.500	0.240	0.6	21.0	0.275	0.275
Global Balanced Fund	0.660	0.510	0.5	1.0	0.660	0.660
Bond Fund	0.480	0.330	0.6	8.0	0.364	0.364
Global Bond Fund	0.570	0.450	1.0	3.0	0.531	0.531
High-Income Bond Fund	0.500	0.420	0.6	2.0	0.465	0.465
Mortgage Fund	0.420	0.290	0.6	3.0	0.420	0.420
Ultra-Short Bond Fund	0.320	0.270	1.0	2.0	0.320	0.320
U.S. Government/AAA-Rated Securities Fund	0.420	0.290	0.6	3.0	0.338	0.338
Managed Risk Growth Fund	0.150		all		0.150	0.100
Managed Risk International Fund	0.150		all		0.150	0.100
Managed Risk Blue Chip Income and Growth Fund	0.150		all		0.150	0.100
Managed Risk Growth-Income Fund	0.150		all		0.150	0.100
Managed Risk Asset Allocation Fund	0.150		all		0.150	0.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the

American Funds Insurance Series

managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2016, total expenses reimbursed by CRMC were $289,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$76
Class 2	4,392	—	176
Class 4	105	106	4

Total class-specific expenses	$4,497	$106	$256

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$78
Class 2	2,884	—	115
Class 4	42	42	2

Total class-specific expenses	$2,926	$42	$195

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$324
Class 2	16,807	—	672
Class 3	160	—	9
Class 4	477	477	19

Total class-specific expenses	$17,444	$477	$1,024

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$166
Class 2	4,722	—	189
Class 3	26	—	2
Class 4	60	61	2

Total class-specific expenses	$4,808	$61	$359

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$76
Class 2	1,134	—	45
Class 4	227	227	9

Total class-specific expenses	$1,361	$227	$130

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$189
Class 2	3,991	—	160
Class 4	62	62	2

Total class-specific expenses	$4,053	$62	$351

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$18
Class 2	1,756	—	70
Class 4	8	8	1

Total class-specific expenses	$1,764	$8	$89

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$533
Class 2	15,382	—	615
Class 3	137	—	8
Class 4	509	509	20

Total class-specific expenses	$16,028	$509	$1,176

American Funds Insurance Series

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$36
Class 2	307	—	12
Class 4	41	41	2

Total class-specific expenses	$348	$41	$50

Capital Income Builder

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	$—		$—	$5
Class 2	—	*	—	—
Class 4	225		225	9

Total class-specific expenses	$225		$225	$14

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$554
Class 2	6,081	—	243
Class 3	32	—	2
Class 4	3,026	3,026	121

Total class-specific expenses	$9,139	$3,026	$920

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$3
Class 2	212	—	8
Class 4	3	3	—	*

Total class-specific expenses	$215	$3	$11

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$295
Class 2	5,108	—	204
Class 4	91	90	4

Total class-specific expenses	$5,199	$90	$503

See end of tables for footnote.

Global Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$54
Class 2	1,485	—	59
Class 4	10	10	1

Total class-specific expenses	$1,495	$10	$114

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$47
Class 2	954	—	38
Class 3	11	—	1
Class 4	7	8	—	*

Total class-specific expenses	$972	$8	$86

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$13
Class 2	80	—	3
Class 4	15	16	1

Total class-specific expenses	$95	$16	$17

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$2
Class 2	385	—	15
Class 3	5	—	—	*
Class 4	16	16	1

Total class-specific expenses	$406	$16	$18

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$71
Class 2	1,943	—	78
Class 3	10	—	—	*
Class 4	81	81	3

Total class-specific expenses	$2,034	$81	$152

American Funds Insurance Series

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	190	190

Total class-specific expenses	$190	$190

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	107	107

Total class-specific expenses	$107	$107

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	199	199

Total class-specific expenses	$199	$199

*	Amount less than one thousand.

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	$—	$1
Class P2	158	158

Total class-specific expenses	$158	$159

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	$—	$1,037
Class P2	2,474	2,474

Total class-specific expenses	$2,474	$3,511

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$22		$1		$23
Global Small Capitalization Fund	16		1		17
Growth Fund	87		3		90
International Fund	30		1		31
New World Fund	11		1		12
Blue Chip Income and Growth Fund	29		1		30
Global Growth and Income Fund	7		—	*	7
Growth-Income Fund	99		3		102
International Growth and Income Fund	4		—	*	4
Capital Income Builder	1		—	*	1
Asset Allocation Fund	76		3		79
Global Balanced Fund	1		—	*	1
Bond Fund	41		1		42
Global Bond Fund	9		—	*	9
High-Income Bond Fund	7		—	*	7
Mortgage Fund	1		—	*	1
Ultra-Short Bond Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	13		—	*	13
Managed Risk Growth Fund	1		—	*	1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	1		—	*	1
Managed Risk Growth-Income Fund	1		—	*	1
Managed Risk Asset Allocation Fund	11		—	*	11

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2016, such purchase and sale transactions occurred between Global Growth Fund and related funds in the amounts of $652,454,000 and $819,688,000, respectively.

8. Committed line of credit

Global Small Capitalization Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $500 million credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. During the period, neither fund borrowed on this line of credit.

American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$108,950	4,449	$137,056	5,951	$(117,777)	(4,763)	$128,229	5,637
Class 2	54,049	2,228	313,848	13,753	(198,489)	(8,096)	169,408	7,885
Class 4	17,945	740	7,657	336	(17,169)	(708)	8,433	368

Total net increase (decrease)	$180,944	7,417	$458,561	20,040	$(333,435)	(13,567)	$306,070	13,890

Year ended December 31, 2015
Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742

Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Global Small Capitalization Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$87,982	4,003	$278,663	14,598	$(227,864)	(9,895)	$138,781	8,706
Class 2	35,976	1,678	440,277	23,696	(116,372)	(5,219)	359,881	20,155
Class 4	8,676	397	6,815	364	(4,501)	(211)	10,990	550

Total net increase (decrease)	$132,634	6,078	$725,755	38,658	$(348,737)	(15,325)	$509,652	29,411

Year ended December 31, 2015
Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927

Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$254,509	3,981	$616,334	9,912	$(373,808)	(5,719)	$497,035	8,174
Class 2	97,736	1,528	1,269,974	20,550	(835,655)	(12,899)	532,055	9,179
Class 3	1,102	18	16,688	267	(12,803)	(199)	4,987	86
Class 4	36,211	570	37,379	609	(24,379)	(383)	49,211	796

Total net increase (decrease)	$389,558	6,097	$1,940,375	31,338	$(1,246,645)	(19,200)	$1,083,288	18,235

Year ended December 31, 2015
Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561

Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

American Funds Insurance Series

International Fund

	Sales*			Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$199,830	11,732		$302,258	19,034	$(158,313)	(9,159)	$343,775	21,607
Class 2	119,738	7,078		339,443	21,470	(199,625)	(11,558)	259,556	16,990
Class 3	3	—	†	2,485	156	(3,014)	(176)	(526)	(20)
Class 4	13,143	778		4,722	301	(3,984)	(236)	13,881	843

Total net increase (decrease)	$332,714	19,588		$648,908	40,961	$(364,936)	(21,129)	$616,686	39,420

Year ended December 31, 2015
Class 1	$613,096	30,399		$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263		309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29		2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848		2,691	136	(6,576)	(332)	33,820	1,652

Total net increase (decrease)	$894,692	44,539		$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

New World Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$152,463	8,122	$1,608	86	$(115,199)	(6,216)	$38,872	1,992
Class 2	19,890	1,097	491	27	(65,609)	(3,593)	(45,228)	(2,469)
Class 4	38,035	2,083	65	3	(5,680)	(315)	32,420	1,771

Total net increase (decrease)	$210,388	11,302	$2,164	116	$(186,488)	(10,124)	$26,064	1,294

Year ended December 31, 2015
Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013

Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$338,238	25,928	$338,947	27,224	$(130,120)	(10,125)	$547,065	43,027
Class 2	19,292	1,498	275,658	22,375	(220,625)	(17,292)	74,325	6,581
Class 4	44,683	3,463	5,751	467	(7,663)	(599)	42,771	3,331

Total net increase (decrease)	$402,213	30,889	$620,356	50,066	$(358,408)	(28,016)	$664,161	52,939

Year ended December 31, 2015
Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912

Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$145,461	12,035	$1,285	105	$(20,097)	(1,645)	$126,649	10,495
Class 2	13,812	1,143	3,873	316	(92,043)	(7,601)	(74,358)	(6,142)
Class 4	6,313	522	27	2	(1,399)	(116)	4,941	408

Total net increase (decrease)	$165,586	13,700	$5,185	423	$(113,539)	(9,362)	$57,232	4,761

Year ended December 31, 2015
Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267

Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$581,154	13,271	$1,261,227	30,590	$(378,230)	(8,506)	$1,464,151	35,355
Class 2	65,168	1,492	1,431,211	35,053	(722,682)	(16,413)	773,697	20,132
Class 3	918	21	17,520	425	(11,546)	(262)	6,892	184
Class 4	32,935	762	49,181	1,212	(18,045)	(414)	64,071	1,560

Total net increase (decrease)	$680,175	15,546	$2,759,139	67,280	$(1,130,503)	(25,595)	$2,308,811	57,231

Year ended December 31, 2015
Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561

Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

International Growth and Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$93,560	6,382	$5,566	387	$(1,727)	(119)	$97,399	6,650
Class 2	7,324	513	1,620	113	(12,156)	(837)	(3,212)	(211)
Class 4	4,095	283	212	14	(2,248)	(155)	2,059	142

Total net increase (decrease)	$104,979	7,178	$7,398	514	$(16,131)	(1,111)	$96,246	6,581

Year ended December 31, 2015
Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974

Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

American Funds Insurance Series

Capital Income Builder

	Sales*			Reinvestments of dividends				Repurchases*		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2016
Class 1	$45,611	4,816		$1,652		173		$(7,275)	(786)	$39,988		4,203
Class 2	2	—	†	—	†	—	†	— †	— †	2		—	†
Class 4	58,358	6,148		2,592		272		(5,311)	(564)	55,639		5,856

Total net increase (decrease)	$103,971	10,964		$4,244		445		$(12,586)	(1,350)	$95,629		10,059

Year ended December 31, 2015
Class 1	$61,778	6,412		$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—		—	†	—	†	—	—	—	†	—	†
Class 4	111,713	11,396		3,002		315		(5,308)	(549)	109,407		11,162

Total net increase (decrease)	$173,491	17,808		$4,288		451		$(6,537)	(681)	$171,242		17,578

Asset Allocation Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$646,741	31,583	$318,780	15,334	$(200,241)	(9,770)	$765,280	37,147
Class 2	66,976	3,286	134,692	6,539	(265,129)	(13,069)	(63,461)	(3,244)
Class 3	570	27	965	46	(2,051)	(100)	(516)	(27)
Class 4	114,246	5,626	68,082	3,316	(54,172)	(2,716)	128,156	6,226

Total net increase (decrease)	$828,533	40,522	$522,519	25,235	$(521,593)	(25,655)	$829,459	40,102

Year ended December 31, 2015
Class 1	$1,535,220	71,399	$1,095,859	52,092	$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066	22,110	(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331	159	(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855	1,991	(12,761)	(607)	2,457,384	116,880

Total net increase (decrease)	$4,090,170	192,768	$1,601,111	76,352	$(3,548,315)	(166,708)	$2,142,966	102,412

Global Balanced Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$11,434	1,066	$—	—	$(960)	(88)	$10,474	978
Class 2	9,821	904	—	—	(8,905)	(836)	916	68
Class 4	4,168	390	—	—	(211)	(20)	3,957	370

Total net increase (decrease)	$25,423	2,360	$—	—	$(10,076)	(944)	$15,347	1,416

Year ended December 31, 2015
Class 1	$16,784	1,513	$1,201	111	$(5,668)	(512)	$12,317	1,112
Class 2	15,210	1,360	4,161	386	(21,309)	(1,924)	(1,938)	(178)
Class 4	659	60	9	1	(1)	— †	667	61

Total net increase (decrease)	$32,653	2,933	$5,371	498	$(26,978)	(2,436)	$11,046	995

See end of tables for footnotes.

American Funds Insurance Series

Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$594,756	53,787	$57,082	5,143	$(257,822)	(23,636)	$394,016	35,294
Class 2	67,010	6,159	36,207	3,303	(275,636)	(25,511)	(172,419)	(16,049)
Class 4	30,809	2,828	719	65	(6,669)	(610)	24,859	2,283

Total net increase (decrease)	$692,575	62,774	$94,008	8,511	$(540,127)	(49,757)	$246,456	21,528

Year ended December 31, 2015
Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949

Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Global Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$100,631	8,721	$2,035	174	$(54,749)	(4,821)	$47,917	4,074
Class 2	12,812	1,114	2,153	185	(110,232)	(9,776)	(95,267)	(8,477)
Class 4	6,566	576	19	2	(1,771)	(156)	4,814	422

Total net increase (decrease)	$120,009	10,411	$4,207	361	$(166,752)	(14,753)	$(42,536)	(3,981)

Year ended December 31, 2015
Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182

Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

High-Income Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$25,744	2,746	$11,106	1,136	$(177,538)	(18,998)	$(140,688)	(15,116)
Class 2	12,012	1,324	9,108	945	(59,374)	(6,367)	(38,254)	(4,098)
Class 3	1,712	187	146	15	(2,335)	(248)	(477)	(46)
Class 4	16,896	1,662	128	12	(7,420)	(717)	9,604	957

Total net increase (decrease)	$56,364	5,919	$20,488	2,108	$(246,667)	(26,330)	$(169,815)	(18,303)

Year ended December 31, 2015
Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88

Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

American Funds Insurance Series

Mortgage Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$19,668	1,818	$3,473	324	$(22,478)	(2,088)	$663	54
Class 2	13,683	1,276	775	73	(10,632)	(989)	3,826	360
Class 4	11,758	1,102	120	11	(12,185)	(1,143)	(307)	(30)

Total net increase (decrease)	$45,109	4,196	$4,368	408	$(45,295)	(4,220)	$4,182	384

Year ended December 31, 2015
Class 1	$41,987	3,898	$7,999	754	$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142	(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16	(4,875)	(457)	11,135	1,041

Total net increase (decrease)	$68,659	6,391	$9,666	912	$(78,106)	(7,282)	$219	21

Ultra-Short Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$7,395	657	$—	—	$(8,547)	(759)	$(1,152)	(102)
Class 2	71,334	6,485	—	—	(65,236)	(5,931)	6,098	554
Class 3	1,996	180	—	—	(3,102)	(279)	(1,106)	(99)
Class 4	8,089	725	—	—	(12,780)	(1,146)	(4,691)	(421)

Total net increase (decrease)	$88,814	8,047	$—	—	$(89,665)	(8,115)	$(851)	(68)

Year ended December 31, 2015
Class 1	$19,088	1,694	$—	—	$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—	(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—	(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—	(21,575)	(1,926)	8,640	773

Total net increase (decrease)	$186,930	16,866	$—	—	$(216,857)	(19,566)	$(29,927)	(2,700)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class 1	$49,064	3,903	$32,384	2,606	$(70,689)	(5,660)	$10,759	849
Class 2	38,187	3,061	34,662	2,818	(96,947)	(7,813)	(24,098)	(1,934)
Class 3	979	78	242	19	(1,400)	(111)	(179)	(14)
Class 4	46,742	3,765	1,462	119	(27,975)	(2,242)	20,229	1,642

Total net increase (decrease)	$134,972	10,807	$68,750	5,562	$(197,011)	(15,826)	$6,711	543

Year ended December 31, 2015
Class 1	$70,484	5,630	$37,336	3,026	$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053	(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21	(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69	(25,031)	(2,017)	25,891	2,079

Total net increase (decrease)	$146,646	11,763	$75,729	6,169	$(616,315)	(49,423)	$(393,940)	(31,491)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$279	26	$60	6	$(82)	(8)	$257	24
Class P2	32,390	3,000	15,283	1,507	(5,517)	(508)	42,156	3,999

Total net increase (decrease)	$32,669	3,026	$15,343	1,513	$(5,599)	(516)	$42,413	4,023

Year ended December 31, 2015
Class P1	$308	27	$—	—	$(70)	(6)	$238	21
Class P2	74,489	6,445	—	—	(7,945)	(689)	66,544	5,756

Total net increase (decrease)	$74,797	6,472	$—	—	$(8,015)	(695)	$66,782	5,777

Managed Risk International Fund

	Sales*		Reinvestments of dividends and distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$38	4	$6		—	†	$(41)	(4)	$3	—	†
Class P2	14,456	1,594	3,022		346		(4,683)	(513)	12,795	1,427

Total net increase (decrease)	$14,494	1,598	$3,028		346		$(4,724)	(517)	$12,798	1,427

Year ended December 31, 2015
Class P1	$44	5	$—	†	—	†	$— †	— †	$44	5
Class P2	46,083	4,510	14		2		(2,628)	(265)	43,469	4,247

Total net increase (decrease)	$46,127	4,515	$14		2		$(2,628)	(265)	$43,513	4,252

Managed Risk Blue Chip Income and Growth Fund

	Sales*			Reinvestments of dividends and distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$60	6		$12	1		$(3)	— †	$69	7
Class P2	47,786	4,303		8,149	750		(6,208)	(560)	49,727	4,493

Total net increase (decrease)	$47,846	4,309		$8,161	751		$(6,211)	(560)	$49,796	4,500

Year ended December 31, 2015
Class P1	$2	—	†	$1	—	†	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529	48		(20,979)	(1,845)	49,660	4,363

Total net increase (decrease)	$70,112	6,160		$530	48		$(21,001)	(1,846)	$49,641	4,362

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$431	39	$75	7		$(142)	(13)	$364	33
Class P2	20,438	1,865	9,721	930		(7,271)	(664)	22,888	2,131

Total net increase (decrease)	$20,869	1,904	$9,796	937		$(7,413)	(677)	$23,252	2,164

Year ended December 31, 2015
Class P1	$623	53	$3	—	†	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379

Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2016
Class P1	$242,574	20,918	$40,468	3,519	$(13,834)	(1,206)	$269,208	23,231
Class P2	150,281	12,978	87,398	7,607	(65,547)	(5,634)	172,132	14,951

Total net increase (decrease)	$392,855	33,896	$127,866	11,126	$(79,381)	(6,840)	$441,340	38,182

Year ended December 31, 2015
Class P1	$452,013	37,546	$18,473	1,532	$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622	(161,379)	(13,400)	262,562	21,707

Total net increase (decrease)	$807,953	67,031	$86,474	7,154	$(171,973)	(14,313)	$722,454	59,872

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2016 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$650,450	$550,989	$3,241,873	$1,236,387	$402,385	$805,631
Sales of investment securities*	819,688	714,085	4,297,569	1,052,064	308,670	824,179
Non-U.S. taxes paid on dividend income	5,076	1,592	5,059	7,307	2,097	896
Non-U.S. taxes paid on interest income	—	—	—	—	81	—
Non-U.S. taxes paid on realized gains	—	—	—	—	139	—
Non-U.S. taxes provided on unrealized gains	—	2,892	—	5,095	1,952	—
Dividends from affiliated issuers	—	—	1,709	—	—	—
Net realized (loss) gain from affiliated issuers	—	(10,556)	20,124	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$606,501	$3,182,522	$246,854	$142,321	$8,746,136	$68,014
Sales of investment securities*	553,973	3,327,293	129,092	54,633	8,753,088	64,511
Non-U.S. taxes paid on dividend income	1,870	4,255	2,019	259	4,438	135
Non-U.S. taxes paid on interest income	—	—	48	—	—	7
Non-U.S. taxes paid on realized gains	8	—	2	—	—	1
Non-U.S. taxes provided on unrealized gains	32	122	25	—	108	3
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$17,813,968	$1,744,500	$852,950	$1,652,548	$—	$5,463,071
Sales of investment securities*	17,288,914	1,704,205	897,232	1,634,050	—	5,724,865
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	30	64	6	—	—	—
Non-U.S. taxes paid on realized gains	69	57	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	6	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$48,041	$29,370	$62,201	$35,901	$382,443
Sales of investment securities*	13,046	12,387	10,770	11,369	13,027
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	351	150	682	395	8,997
Net realized (loss) gain from affiliated issuers	(2,658)	(3,209)	(721)	(1,685)	393

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2016, CRMC held aggregate ownership of 14% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio and American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 11% and 28% of the outstanding shares of Global Balanced Fund and Capital Income Builder, respectively.

American Funds Insurance Series

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
6/30/16[2,3]	$26.39	$.18	$(1.08)	$(.90)	$(.08)	$(2.16)	$(2.24)	$23.25	(3.31)%[4]	$1,564		.56%[5]		1.44%[5]
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
Class 2:
6/30/16[2,3]	26.19	.14	(1.06)	(.92)	(.07)	(2.16)	(2.23)	23.04	(3.42)[4]	3,539		.81	[5]	1.18	[5]
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
Class 4:
6/30/16[2,3]	26.16	.11	(1.06)	(.95)	(.06)	(2.16)	(2.22)	22.99	(3.54)[4]	88		1.06	[5]	.95	[5]
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26	[6]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,7]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [4,8]	—	[9]	.02	[4,8]	.04	[4,8]

Global Small Capitalization Fund
Class 1:
6/30/16[2,3]	$24.41	$.11	$(1.06)	$(.95)	$(.01)	$(4.35)	$(4.36)	$19.10	(3.85)%[4]	$1,501		.74%[5]		.94%[5]
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
Class 2:
6/30/16[2,3]	23.90	.08	(1.04)	(.96)	—	(4.35)	(4.35)	18.59	(3.99)[4]	2,314		.99	[5]	.69	[5]
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
Class 4:
6/30/16[2,3]	24.11	.05	(1.04)	(.99)	—	(4.35)	(4.35)	18.77	(4.08)[4]	36		1.24	[5]	.44	[5]
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,7]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [4,8]	—	[9]	.04	[4,8]	.04	[4,8]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
6/30/16[2,3]	$68.02	$.38		$.33	$.71	$(.16)	$(6.13)	$(6.29)	$62.44	1.08%[4]	$6,748		.35%[5]		1.18%[5]
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796		.35		.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
Class 2:
6/30/16[2,3]	67.69	.30		.32	.62	(.13)	(6.13)	(6.26)	62.05	.95 [4]	13,781		.60	[5]	.93	[5]
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414		.60		.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
Class 3:
6/30/16[2,3]	68.37	.32		.32	.64	(.13)	(6.13)	(6.26)	62.75	.98 [4]	183		.53	[5]	.99	[5]
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194		.53		.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
Class 4:
6/30/16[2,3]	67.26	.22		.31	.53	(.10)	(6.13)	(6.23)	61.56	.83 [4]	410		.85	[5]	.69	[5]
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394		.85		.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,7]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [4,8]	—	[9]	.02	[4,8]	.05	[4,8]

International Fund
Class 1:
6/30/16[2,3]	$18.08	$.21		$(.44)	$(.23)	$(.03)	$(1.55)	$(1.58)	$16.27	(1.08)%[4]	$3,436		.54%[5]		2.40%[5]
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427		.54		1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
Class 2:
6/30/16[2,3]	18.02	.18		(.43)	(.25)	(.02)	(1.55)	(1.57)	16.20	(1.18)[4]	3,850		.79	[5]	2.14	[5]
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
Class 3:
6/30/16[2,3]	18.11	.19		(.43)	(.24)	(.03)	(1.55)	(1.58)	16.29	(1.17)[4]	28		.72	[5]	2.19	[5]
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
Class 4:
6/30/16[2,3]	17.93	.16		(.43)	(.27)	(.02)	(1.55)	(1.57)	16.09	(1.33)[4]	55		1.04	[5]	1.94	[5]
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,7]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [4,8]	—	[9]	.02	[4,8]	.05	[4,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
6/30/16[2,3]	$18.87	$.14		$.31	$.45	$(.02)	$—	$(.02)	$19.30	2.38%[4]	$1,636		.78%[5]		1.54%[5]
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
Class 2:
6/30/16[2,3]	18.71	.11		.31	.42	(.01)	—	(.01)	19.12	2.25 [4]	935		1.03	[5]	1.27	[5]
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
Class 4:
6/30/16[2,3]	18.69	.10		.30	.40	(.01)	—	(.01)	19.08	2.12 [4]	208		1.29	[5]	1.09	[5]
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,7]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [4,8]	—	[9]	.04	[4,8]	.04	[4,8]

Blue Chip Income and Growth Fund
Class 1:
6/30/16[2,3]	$12.62	$.17		$1.06	$1.23	$(.05)	$(1.08)	$(1.13)	$12.72	10.01%[4]	$4,216		.42%[5]		2.62%[5]
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
Class 2:
6/30/16[2,3]	12.51	.15		1.06	1.21	(.05)	(1.08)	(1.13)	12.59	9.89 [4]	3,331		.67	[5]	2.37	[5]
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
Class 4:
6/30/16[2,3]	12.53	.13		1.07	1.20	(.05)	(1.08)	(1.13)	12.60	9.80 [4]	74		.92	[5]	2.09	[5]
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[9]	.86		1.39
12/31/12[3,7]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [4,8]	—	[9]	.02	[4,8]	.10	[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund
Class 1:
6/30/16[2,3]	$12.35	$.24		$(.01)	$.23	$(.04)	$—	$(.04)	$12.54	1.87%[4]	$430		.63%[5]		3.89%[5]
12/31/15	12.78	.26		(.40)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.04
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
Class 2:
6/30/16[2,3]	12.33	.14		.07	.21	(.03)	—	(.03)	12.51	1.74 [4]	1,423		.88	[5]	2.28	[5]
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.84
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
Class 4:
6/30/16[2,3]	12.26	.14		.06	.20	(.04)	—	(.04)	12.42	1.60 [4]	10		1.13	[5]	2.30	[5]
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.46
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,7]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [4,8]	—	[9]	.03	[4,8]	.08	[4,8]

Growth-Income Fund
Class 1:
6/30/16[2,3]	$45.40	$.41		$1.01	$1.42	$(.14)	$(5.12)	$(5.26)	$41.56	3.23%[4]	$11,309		.29%[5]		1.85%[5]
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747		.29		1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
Class 2:
6/30/16[2,3]	45.04	.35		1.01	1.36	(.12)	(5.12)	(5.24)	41.16	3.12 [4]	12,612		.54	[5]	1.60	[5]
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
Class 3:
6/30/16[2,3]	45.46	.37		1.02	1.39	(.13)	(5.12)	(5.25)	41.60	3.15 [4]	155		.47	[5]	1.67	[5]
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
Class 4:
6/30/16[2,3]	44.82	.29		1.01	1.30	(.11)	(5.12)	(5.23)	40.89	2.99 [4]	438		.79	[5]	1.35	[5]
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,7]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [4,8]	—	[9]	.01	[4,8]	.03	[4,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
6/30/16[2,3]	$14.72	$.31		$(.14)	$.17	$(.04)	$(.06)	$(.10)	$14.79	1.19%[4]	$808		.68%[5]		4.27%[5]
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707		.68		2.60
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
Class 2:
6/30/16[2,3]	14.68	.28		(.14)	.14	(.03)	(.06)	(.09)	14.73	1.08 [4]	252		.93	[5]	3.96	[5]
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
Class 4:
6/30/16[2,3]	14.63	.27		(.13)	.14	(.03)	(.06)	(.09)	14.68	.98 [4]	34		1.18	[5]	3.76	[5]
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,7]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [4,8]	—	[9]	.04	[4,8]	.07	[4,8]

Capital Income Builder
Class 1:
6/30/16[2,3]	$9.40	$.18		$.33	$.51	$(.15)	$—	$(.15)	$9.76	5.47%[4]	$124		.54%[5]		3.90%[5]
12/31/15	9.81	.28		(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
12/31/14[3,10]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20		.56	[5]	2.87	[5]
Class 2:
6/30/16[2,3]	9.40	.18		.33	.51	(.15)	—	(.15)	9.76	5.47 [4,8]	—	[9]	.50	[5,8]	3.88	[5,8]
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[8]	—	[9]	.46	[8]	3.12	[8]
12/31/14[3,10]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,8]	—	[9]	.47	[5,8]	2.94	[5,8]
Class 4:
6/30/16[2,3]	9.38	.16		.33	.49	(.13)	—	(.13)	9.74	5.24 [4]	220		1.04	[5]	3.35	[5]
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,10]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55		1.06	[5]	2.08	[5]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
6/30/16[2,3]	$20.62	$.21		$.76	$.97	$(.07)	$(.51)	$(.58)	$21.01	4.73%[4]		$11,898		.30%[5]		2.07%[5]
12/31/15	22.23	.40		(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913		.29		1.85
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56		5,932		.31		2.25
Class 2:
6/30/16[2,3]	20.45	.18		.75	.93	(.06)	(.51)	(.57)	20.81	4.58	[4]	5,029		.55	[5]	1.81	[5]
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30		5,151		.56		1.99
Class 3:
6/30/16[2,3]	20.64	.19		.75	.94	(.06)	(.51)	(.57)	21.01	4.60	[4]	36		.48	[5]	1.88	[5]
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36		38		.49		2.05
Class 4:
6/30/16[2,3]	20.40	.16		.74	.90	(.05)	(.51)	(.56)	20.74	4.45	[4]	2,583		.80	[5]	1.57	[5]
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[3,7]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17	[4,8]	—	[9]	.01	[4,8]	.08	[4,8]

Global Balanced Fund
Class 1:
6/30/16[2,3]	$10.74	$.11		$.27	$.38	$—	$—	$—	$11.12	3.54%[4]		$60		.70%[5]		2.13%[5]
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)		47		.72		1.80
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87		37		.71		2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56		36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58		32		.72		2.00
12/31/11[3,11]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[4]		28		.69	[5]	1.99	[5]
Class 2:
6/30/16[2,3]	10.72	.10		.27	.37	—	—	—	11.09	3.45	[4]	178		.95	[5]	1.86	[5]
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)		171		.97		1.60
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63		179		.96		1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23		156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24		119		.97		1.76
12/31/11[3,11]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[4]		72		.94	[5]	1.45	[5]
Class 4:
6/30/16[2,3]	10.69	.10		.25	.35	—	—	—	11.04	3.27	[4]	5		1.20	[5]	1.78	[5]
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)		1		1.34		.58
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88	[8]	—	[9]	.67	[8]	2.07	[6,8]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49	[8]	—	[9]	.71	[8]	1.98	[8]
12/31/12[3,7]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40	[4,8]	—	[9]	.03	[4,8]	.05	[4,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund
Class 1:
6/30/16[2,3]	$10.70	$.10	$.50	$.60	$(.06)	$(.04)	$(.10)	$11.20	5.64%[4]	$6,391		.38%[5]		1.84%[5]
12/31/15	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23	.37	.60	(.25)	— [12]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
Class 2:
6/30/16[2,3]	10.58	.09	.49	.58	(.06)	(.04)	(.10)	11.06	5.46 [4]	4,145		.63	[5]	1.59	[5]
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	— [12]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
Class 4:
6/30/16[2,3]	10.61	.07	.50	.57	(.06)	(.04)	(.10)	11.08	5.34 [4]	87		.88	[5]	1.34	[5]
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	— [12]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,7]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[4,8]	—	[9]	.02	[4,8]	.10	[4,8]

Global Bond Fund
Class 1:
6/30/16[2,3]	$11.01	$.13	$.75	$.88	$—	$(.02)	$(.02)	$11.87	8.01%[4]	$1,161		.57%[5]		2.24%[5]
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
Class 2:
6/30/16[2,3]	10.93	.11	.76	.87	—	(.02)	(.02)	11.78	7.97 [4]	1,202		.82	[5]	1.99	[5]
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
Class 4:
6/30/16[2,3]	10.89	.10	.75	.85	—	(.02)	(.02)	11.72	7.82 [4]	11		1.07	[5]	1.75	[5]
12/31/15	11.70	.21	(.71)	(.50)	— [12]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[9]	.79		2.25
12/31/12[3,7]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[4,8]	—	[9]	.02	[4,8]	.11	[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
6/30/16[2,3]	$9.19	$.30		$.52	$.82	$(.12)	$—	$(.12)	$9.89	8.90%[4]	$945		.49%[5]		6.46%[5]
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
Class 2:
6/30/16[2,3]	9.06	.29		.50	.79	(.11)	—	(.11)	9.74	8.77 [4]	783		.74	[5]	6.20	[5]
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
Class 3:
6/30/16[2,3]	9.22	.30		.51	.81	(.11)	—	(.11)	9.92	8.84 [4]	12		.67	[5]	6.27	[5]
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
Class 4:
6/30/16[2,3]	9.73	.30		.54	.84	(.12)	—	(.12)	10.45	8.61 [4]	11		.99	[5]	5.87	[5]
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[9]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[9]	.93		5.82
12/31/12[3,7]	11.80	.04		— [12]	.04	(.68)	—	(.68)	11.16	.34 [4,8]	—	[9]	.02	[4,8]	.35	[4,8]

Mortgage Fund
Class 1:
6/30/16[2,3]	$10.61	$.07		$.24	$.31	$(.03)	$(.11)	$(.14)	$10.78	2.90%[4]	$277		.44%[5]		1.38%[5]
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,11]	10.00	—	[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[5]	.04	[5]
Class 2:
6/30/16[2,3]	10.59	.06		.23	.29	(.02)	(.11)	(.13)	10.75	2.77 [4]	64		.69	[5]	1.13	[5]
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,11]	10.00	(.02)		.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22		.67	[5]	(.25)[5]
Class 4:
6/30/16[2,3]	10.52	.04		.24	.28	(.02)	(.11)	(.13)	10.67	2.65 [4]	11		.94	[5]	.83	[5]
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[8]	—	[9]	.38	[8]	.23	[8]
12/31/12[3,7]	10.60	—	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [4,8]	—	[9]	.02	[4,8]	.04	[4,8]

American Funds Insurance Series

		Loss from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund
Class 1:
6/30/16[2,3,13]	$11.26	$— [12]	$—	[12]	$— [12]	$11.26	.00%[4]	$38		.35%[5]		.06%[5]
12/31/15	11.28	(.03)	.01		(.02)	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[12]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
Class 2:
6/30/16[2,3,13]	11.01	(.01)	—	[12]	(.01)	11.00	(.09)[4]	308		.60	[5]	(.19)[5]
12/31/15	11.06	(.05)	—	[12]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[12]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[12]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
Class 3:
6/30/16[2,3,13]	11.11	(.01)	.01		—	11.11	.00 [4]	5		.53	[5]	(.13)[5]
12/31/15	11.16	(.05)	—	[12]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[12]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[12]	(.04)	11.30	(.35)	12		.51		(.40)
Class 4:
6/30/16[2,3,13]	11.17	(.03)	—	[12]	(.03)	11.14	(.27)[4]	11		.85	[5]	(.45)[5]
12/31/15	11.25	(.08)	—	[12]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[12]	(.04)	11.30	(.35)[8]	—	[9]	.37	[8]	(.32)[8]
12/31/12[3,7]	11.34	— [12]	—	[12]	— [12]	11.34	.00 [4,8]	—	[9]	.02	[4,8]	(.01)[4,8]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/16[2,3]	$12.31	$.08	$.43	$.51	$(.04)	$(.25)	$(.29)	$12.53	4.03%[4]	$1,462		.35%[5]		1.21%[5]
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		1.83
Class 2:
6/30/16[2,3]	12.20	.06	.42	.48	(.03)	(.25)	(.28)	12.40	3.94 [4]	1,581		.60	[5]	.95	[5]
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		1.59
Class 3:
6/30/16[2,3]	12.34	.06	.43	.49	(.03)	(.25)	(.28)	12.55	3.99 [4]	11		.53	[5]	1.01	[5]
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		1.65
Class 4:
6/30/16[2,3]	12.22	.04	.44	.48	(.03)	(.25)	(.28)	12.42	3.91 [4]	68		.85	[5]	.72	[5]
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[9]	.84		.68
12/31/12[3,7]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[4,8]	—	[9]	.02	[4,8]	.05	[4,8]

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund
Class P1:
6/30/16[2,3]	$11.49	$.01	$(.31)	$(.30)	$(.05)	$(1.01)	$(1.06)	$10.13	(2.68)%[4,8]		$1		.49%[5,8]		.33%[5,8]		.67%[5,8]		.18%[5,8]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06	[8]	—	[9]	.53	[8]	.29	[8]	.63	[8]	.80	[8]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[8]	—	[9]	.50	[8]	.32	[8]	.65	[8]	2.71	[8]
12/31/13[3,16]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[4,8]	—	[9]	.88	[5,8]	.25	[5,8]	.58	[5,8]	1.64	[5,8]
Class P2:
6/30/16[2,3]	11.43	(.01)	(.31)	(.32)	(.02)	(1.01)	(1.03)	10.08	(2.88)[4]		168		.79	[5]	.63	[5]	.97	[5]	(.16)[5]
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,16]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[4,8]	28		1.05	[5,8]	.52	[5,8]	.85	[5,8]	1.69	[5,8]

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[14]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk International Fund
Class P1:
6/30/16[2,3]	$9.48	$—	[12]	$(.32)	$(.32)	$(.12)	$(.22)	$(.34)	$8.82	(3.36)%[4,8]	$—	[9]	.40%[5,8]		.24%[5,8]		.75%[5,8]		.06%[5,8]
12/31/15	10.10	.18		(.80)	(.62)	— [12]	—	— [12]	9.48	(6.12)[8]	—	[9]	.45	[8]	.21	[8]	.72	[8]	1.75	[8]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[8]	—	[9]	.50	[8]	.25	[8]	.76	[8]	1.33	[8]
12/31/13[3,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08 [4,8]	—	[9]	1.05	[5,8]	.23	[5,8]	.73	[5,8]	1.92	[5,8]
Class P2:
6/30/16[2,3]	9.43	(.01)		(.34)	(.35)	(.09)	(.22)	(.31)	8.77	(3.71)[4]	90		.79	[5]	.63	[5]	1.14	[5]	(.27)[5]
12/31/15	10.09	.13		(.79)	(.66)	— [12]	—	— [12]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51
12/31/13[3,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99 [4,8]	17		1.19	[5,8]	.44	[5,8]	.94	[5,8]	2.66	[5,8]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/16[2,3]	$10.80	$.03		$.70	$.73	$(.15)	$(.37)	$(.52)	$11.01	6.74%[4,8]	$—	[9]	.42%[5,8]		.26%[5,8]		.67%[5,8]		.53%[5,8]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[8]	—	[9]	.50	[8]	.27	[8]	.66	[8]	1.64	[8]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58 [8]	—	[9]	.50	[8]	.31	[8]	.70	[8]	3.43	[8]
12/31/13[3,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16 [4,8]	—	[9]	.84	[5,8]	.24	[5,8]	.64	[5,8]	2.80	[5,8]
Class P2:
6/30/16[2,3]	10.76	.01		.69	.70	(.14)	(.37)	(.51)	10.95	6.52 [4]	189		.79	[5]	.63	[5]	1.04	[5]	.23	[5]
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10	98		.88		.69		1.08		4.27
12/31/13[3,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05 [4,8]	26		1.04	[5,8]	.54	[5,8]	.94	[5,8]	3.91	[5,8]

Managed Risk Growth-Income Fund
Class P1:
6/30/16[2,3]	$11.25	$.02		$.01	$.03	$(.12)	$(.70)	$(.82)	$10.46	.20%[4,8]	$1		.51%[5,8]		.35%[5,8]		.64%[5,8]		.31%[5,8]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[8]	1		.56	[8]	.31	[8]	.59	[8]	2.17	[8]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [8]	—	[9]	.45	[8]	.25	[8]	.52	[8]	2.94	[8]
12/31/13[3,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15 [4,8]	—	[9]	.92	[5,8]	.23	[5,8]	.50	[5,8]	2.01	[5,8]
Class P2:
6/30/16[2,3]	11.22	—	[12]	— [12]	— [12]	(.11)	(.70)	(.81)	10.41	(.03)[4]	135		.79	[5]	.63	[5]	.92	[5]	—	[5,17]
12/31/15	11.65	.12		(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38
12/31/13[3,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04 [4,8]	24		1.09	[5,8]	.50	[5,8]	.77	[5,8]	2.73	[5,8]

Managed Risk Asset Allocation Fund
Class P1:
6/30/16[2,3]	$11.72	$.02		$.36	$.38	$(.14)	$(.37)	$(.51)	$11.59	3.27%[4]	$973		.43%[5]		.38%[5]		.68%[5]		.31%[5]
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712		.54		.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24	277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82 [8]	112		.55	[8]	.47	[8]	.75	[8]	2.37	[8]
12/31/12[3,18]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24 [4,8]	—	[9]	.15	[5,8]	.07	[5,8]	.37	[5,8]	1.72	[5,8]
Class P2:
6/30/16[2,3]	11.71	—	[12]	.36	.36	(.13)	(.37)	(.50)	11.57	3.14 [4]	2,103		.68	[5]	.63	[5]	.93	[5]	—	[5,17]
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953		.79		.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91	1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58 [8]	795		.80	[8]	.73	[8]	1.01	[8]	2.43	[8]
12/31/12[3,18]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21 [4,8]	—	[9]	.24	[5,8]	.11	[5,8]	.41	[5,8]	2.38	[5,8]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes including mortgage dollar roll transactions[19]	Six months ended June 30,		Period ended December 31
	2016[2,3,4]		2015	2014	2013		2012		2011
Global Growth Fund	13%		29%	22%	39%		22%		28%
Global Small Capitalization Fund	22		36	28	36		40		44
Growth Fund	16		20	29	19		21		19
International Fund	16		37	18	21		29		24
New World Fund	14		39	36	43		32		22
Blue Chip Income and Growth Fund	12		26	37	30		36		27
Global Growth and Income Fund	34		37	28	31		30		25
Growth-Income Fund	16		25	25	19		25		22
International Growth and Income Fund	14		35	34	34		31		48
Capital Income Builder Fund	24		128	35 [4,10]
Asset Allocation Fund	53		76	88	74		61		43
Global Balanced Fund	33		76	73	81		80		34	[4,11]
Bond Fund	226		434	365	354		253		163
Global Bond Fund	91		159	200	213		160		101
High-Income Bond Fund	53		66	54	64		48		51
Mortgage Fund	490		1103	790	715		444		480	[4,11]
Ultra-Short Bond Fund	—	[13]	—	—	—		—		—
U.S. Government/AAA-Rated Securities Fund	313		901	387	621		447		234
Managed Risk Growth Fund	9		16	22	10	[4,16]
Managed Risk International Fund	15		15	22	6	[4,16]
Managed Risk Blue Chip Income and Growth Fund	7		20	22	3	[4,16]
Managed Risk Growth-Income Fund	9		11	28	2	[4,16]
Managed Risk Asset Allocation Fund	—	[20]	3	3	3		—	[4,18,20]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[19]	Six months ended June 30,		Period ended December 31
	2016[2,3,4]		2015	2014	2013		2012		2011
Capital Income Builder	17%		38%	24%[4,10]
Asset Allocation Fund	29		28	42
Global Balanced Fund	19		36	40
Bond Fund	72		141	121	Not available
Global Bond Fund	41		88	134
Mortgage Fund	58		138	108
U.S. Government/AAA-Rated Securities Fund	144		352	88

[1]	Based on average shares outstanding.
[2]	Unaudited.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Not annualized.
[5]	Annualized.
[6]

The year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

[7]	Class 4 shares were offered beginning December 14, 2012.
[8]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.
[10]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[11]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[12]	Amount less than $.01.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed certain expenses for the managed risk funds.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	Amount less than .01%.
[18]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[19]	Refer to Note 5 for further information on mortgage dollar rolls.
[20]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$966.87	$2.74	.56%
Class 1 — assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 2 — actual return	1,000.00	965.79	3.96	.81
Class 2 — assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 4 — actual return	1,000.00	964.57	5.18	1.06
Class 4 — assumed 5% return	1,000.00	1,019.59	5.32	1.06

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$961.51	$3.61	.74%
Class 1 — assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 2 — actual return	1,000.00	960.10	4.82	.99
Class 2 — assumed 5% return	1,000.00	1,019.94	4.97	.99
Class 4 — actual return	1,000.00	959.20	6.04	1.24
Class 4 — assumed 5% return	1,000.00	1,018.70	6.22	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,010.84	$1.75	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 — actual return	1,000.00	1,009.49	3.00	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 — actual return	1,000.00	1,009.77	2.65	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 — actual return	1,000.00	1,008.29	4.24	.85
Class 4 — assumed 5% return	1,000.00	1,020.64	4.27	.85

International Fund
Class 1 — actual return	$1,000.00	$989.25	$2.67	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 — actual return	1,000.00	988.22	3.91	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79
Class 3 — actual return	1,000.00	988.33	3.56	.72
Class 3 — assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 4 — actual return	1,000.00	986.70	5.14	1.04
Class 4 — assumed 5% return	1,000.00	1,019.69	5.22	1.04

New World Fund
Class 1 — actual return	$1,000.00	$1,023.83	$3.92	.78%
Class 1 — assumed 5% return	1,000.00	1,020.98	3.92	.78
Class 2 — actual return	1,000.00	1,022.46	5.18	1.03
Class 2 — assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class 4 — actual return	1,000.00	1,021.20	6.48	1.29
Class 4 — assumed 5% return	1,000.00	1,018.45	6.47	1.29

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,100.05	$2.19	.42%
Class 1 — assumed 5% return	1,000.00	1,022.77	2.11	.42
Class 2 — actual return	1,000.00	1,098.86	3.50	.67
Class 2 — assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 4 — actual return	1,000.00	1,097.98	4.80	.92
Class 4 — assumed 5% return	1,000.00	1,020.29	4.62	.92

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,018.69	$3.16	.63%
Class 1 — assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 2 — actual return	1,000.00	1,017.41	4.41	.88
Class 2 — assumed 5% return	1,000.00	1,020.49	4.42	.88
Class 4 — actual return	1,000.00	1,015.96	5.66	1.13
Class 4 — assumed 5% return	1,000.00	1,019.24	5.67	1.13

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,032.31	$1.47	.29%
Class 1 — assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 2 — actual return	1,000.00	1,031.22	2.73	.54
Class 2 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 — actual return	1,000.00	1,031.51	2.37	.47
Class 3 — assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 4 — actual return	1,000.00	1,029.90	3.99	.79
Class 4 — assumed 5% return	1,000.00	1,020.93	3.97	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,011.95	$3.40	.68%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 2 — actual return	1,000.00	1,010.80	4.65	.93
Class 2 — assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 4 — actual return	1,000.00	1,009.81	5.90	1.18
Class 4 — assumed 5% return	1,000.00	1,019.00	5.92	1.18

Capital Income Builder
Class 1 — actual return	$1,000.00	$1,054.69	$2.76	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 — actual return	1,000.00	1,054.68	2.55	.50
Class 2 — assumed 5% return	1,000.00	1,022.38	2.51	.50
Class 4 — actual return	1,000.00	1,052.38	5.31	1.04
Class 4 — assumed 5% return	1,000.00	1,019.69	5.22	1.04

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,047.35	$1.53	.30%
Class 1 — assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 2 — actual return	1,000.00	1,045.83	2.80	.55
Class 2 — assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 — actual return	1,000.00	1,045.98	2.44	.48
Class 3 — assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 4 — actual return	1,000.00	1,044.55	4.07	.80
Class 4 — assumed 5% return	1,000.00	1,020.89	4.02	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,035.38	$3.54	.70%
Class 1 — assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 2 — actual return	1,000.00	1,034.52	4.81	.95
Class 2 — assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 4 — actual return	1,000.00	1,032.74	6.06	1.20
Class 4 — assumed 5% return	1,000.00	1,018.90	6.02	1.20

See end of tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1]	Annualized expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,056.35	$1.94	.38%
Class 1 — assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 2 — actual return	1,000.00	1,054.63	3.22	.63
Class 2 — assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 4 — actual return	1,000.00	1,053.43	4.49	.88
Class 4 — assumed 5% return	1,000.00	1,020.49	4.42	.88

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,080.05	$2.95	.57%
Class 1 — assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 2 — actual return	1,000.00	1,079.71	4.24	.82
Class 2 — assumed 5% return	1,000.00	1,020.79	4.12	.82
Class 4 — actual return	1,000.00	1,078.17	5.53	1.07
Class 4 — assumed 5% return	1,000.00	1,019.54	5.37	1.07

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,089.05	$2.55	.49%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.46	.49
Class 2 — actual return	1,000.00	1,087.66	3.84	.74
Class 2 — assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 3 — actual return	1,000.00	1,088.42	3.48	.67
Class 3 — assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 4 — actual return	1,000.00	1,086.06	5.13	.99
Class 4 — assumed 5% return	1,000.00	1,019.94	4.97	.99

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,029.00	$2.22	.44%
Class 1 — assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 2 — actual return	1,000.00	1,027.74	3.48	.69
Class 2 — assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 4 — actual return	1,000.00	1,026.49	4.74	.94
Class 4 — assumed 5% return	1,000.00	1,020.19	4.72	.94

Ultra-Short Bond Fund
Class 1 — actual return	$1,000.00	$1,000.00	$1.74	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 — actual return	1,000.00	999.10	2.98	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 — actual return	1,000.00	1,000.00	2.64	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 — actual return	1,000.00	997.32	4.22	.85
Class 4 — assumed 5% return	1,000.00	1,020.64	4.27	.85

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,040.29	$1.78	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 — actual return	1,000.00	1,039.36	3.04	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 — actual return	1,000.00	1,039.89	2.69	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53
Class 4 — actual return	1,000.00	1,039.13	4.31	.85
Class 4 — assumed 5% return	1,000.00	1,020.64	4.27	.85

American Funds Insurance Series

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$973.18	$1.62	.33%	$3.29	.67%
Class P1 — assumed 5% return	1,000.00	1,023.22	1.66	.33	3.37	.67
Class P2 — actual return	1,000.00	971.21	3.09	.63	4.75	.97
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	4.87	.97

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$966.44	$1.17	.24%	$3.67	.75%
Class P1 — assumed 5% return	1,000.00	1,023.67	1.21	.24	3.77	.75
Class P2 — actual return	1,000.00	962.94	3.07	.63	5.56	1.14
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	5.72	1.14

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,067.39	$1.34	.26%	$3.44	.67%
Class P1 — assumed 5% return	1,000.00	1,023.57	1.31	.26	3.37	.67
Class P2 — actual return	1,000.00	1,065.17	3.23	.63	5.34	1.04
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	5.22	1.04

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,001.95	$1.74	.35%	$3.19	.64%
Class P1 — assumed 5% return	1,000.00	1,023.12	1.76	.35	3.22	.64
Class P2 — actual return	1,000.00	999.72	3.13	.63	4.57	.92
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	4.62	.92

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,032.67	$1.92	.38%	$3.44	.68%
Class P1 — assumed 5% return	1,000.00	1,022.97	1.91	.38	3.42	.68
Class P2 — actual return	1,000.00	1,031.38	3.18	.63	4.70	.93
Class P2 — assumed 5% return	1,000.00	1,021.73	3.17	.63	4.67	.93

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Bank of New York Mellon (Managed Risk Funds only) One Wall Street New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2016, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2016, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	Our AFIS equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods. Our AFIS fixed income funds have beaten comparable Lipper indexes in 55% of 10-year periods and 87% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of November 2015.
[2]

Based on Class 2 share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/ AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0816P

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 7, 2016